Document and Entity Information (USD $) In Billions, except Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Feb. 14, 2012	Jun. 30, 2011
Document and Entity Information
Document Type	8-K
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Amendment Flag	false
Entity Common Stock, Shares Outstanding		158.3
Document Fiscal Period Focus	FY
Entity Registrant Name	NCR CORP
Entity Central Index Key	0000070866
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 3

Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product revenue	$ 2,592	$ 2,301	$ 2,208
Service revenue	2,699	2,410	2,371
Total revenue	5,291	4,711	4,579
Cost of products	2,011	1,799	1,771
Cost of services	2,098	1,922	1,911
Selling, general and administrative expenses	794	685	629
Research and development expenses	176	156	134
Total operating expenses	5,079	4,562	4,445
Income from operations	212	149	134
Interest expense	(13)	(2)	(10)
Other (expense) income, net	(3)	(11)	(31)
Income from continuing operations before income taxes	196	136	93
Income tax (benefit) expense	51	(11)	8
Income from continuing operations	145	147	85
Loss from discontinued operations, net of tax	(93)	(10)	(115)
Net income (loss)	52	137	(30)
Net (loss) income attributable to noncontrolling interests	(1)	3	3
Net income (loss) attributable to NCR	53	134	(33)
Amounts attributable to NCR common stockholders:
Income from continuing operations	146	144	82
Income (loss) from discontinued operations, net of tax	(93)	(10)	(115)
Net income (loss) attributable to NCR common stockholders	$ 53	$ 134	$ (33)
Net Income per share attributable to NCR common stockholders:
Basic	$ 0.92	$ 0.9	$ 0.52
Diluted	$ 0.91	$ 0.89	$ 0.51
Net income (loss) per common share
Basic	$ 0.34	$ 0.84	$ (0.21)
Diluted	$ 0.33	$ 0.83	$ (0.21)
Weighted average common shares outstanding
Basic	158	159.8	158.9
Diluted	161	161.2	160.1

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 398	$ 496
Accounts receivable, net	1,032	919
Inventories, net	774	741
Other current assets	311	322
Total current assets	2,515	2,478
Property, plant and equipment, net	365	429
Goodwill	913	115
Intangibles	312	15
Prepaid pension cost	339	286
Deferred income taxes	714	630
Other assets	433	408
Total assets	5,591	4,361
Liabilities and stockholders' equity
Short-term borrowings	1	1
Accounts payable	525	499
Payroll and benefits liabilities	221	175
Deferred service revenue and customer deposits	418	362
Other current liabilities	400	379
Total current liabilities	1,565	1,416
Long-term debt	852	10
Pension and indemnity plan liabilities	1,662	1,259
Postretirement and postemployment benefits liabilities	256	309
Income tax accruals	148	165
Environmental liabilities	220	244
Other liabilities	53	42
Total liabilities	4,756	3,445
Commitments and contingencies (Note 9)
Redeemable noncontrolling interest	15	0
Stockholders' equity
Preferred stock: par value $0.01 per share, 100.0 shares authorized, no shares issued and outstanding as of December 31, 2011 and December 31, 2010	0	0
Common stock: par value $0.01 per share, 500.0 shares authorized, 157.6 and 159.7 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	2	2
Paid-in capital	287	281
Retained earnings	1,988	1,935
Accumulated other comprehensive loss	(1,492)	(1,335)
Total NCR stockholders' equity	785	883
Noncontrolling interests in subsidiaries	35	33
Total stockholders' equity	820	916
Total liabilities and stockholders' equity	$ 5,591	$ 4,361

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity:
Preferred Stock, par value	$ 0.01	$ 0.01
Preferred Stock shares authorized	100	100
Preferred Stock shares issued	0	0
Preferred Stock shares outstanding	0	0
Common Stock par value	$ 0.01	$ 0.01
Common Stock shares authorized	500	500
Common Stock shares issued	157.6	159.7
Common Stock shares outstanding	157.6	159.7

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income (loss)	$ 52	$ 137	$ (30)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Income) loss from discontinued operations	93	10	115
Depreciation and amortization	128	114	122
Stock-based compensation expense	33	21	12
Excess tax benefit from stock-based compensation	(1)	0	0
Deferred income taxes	(13)	(48)	(67)
Gain on sale of property, plant and equipment	(5)	(10)	(12)
Impairment of long-lived and other assets	0	14	39
Changes in operating assets and liabilities:
Receivables	(57)	(15)	22
Inventories	4	(39)	15
Current payables and accrued expenses	50	(13)	(36)
Deferred service revenue and customer deposits	34	34	18
Employee severance and pension	92	80	49
Other assets and liabilities	(22)	(6)	42
Net cash provided by operating activities	388	279	289
Investing activities
Grant reimbursements from capital expenditures	0	5	9
Expenditures for property, plant and equipment		(74)	(52)
Proceeds from sales of property, plant and equipment	2	39	11
Business acquisitions, net of cash acquired	(1,085)	0	0
Other investing activities, net	0	(24)	(41)
Net cash used in investing activities	(1,206)	(111)	(134)
Financing activities
Repurchases of Company common stock	(70)	(20)	(1)
Proceeds from (Repayments of) Short-term Debt	0	(4)	4
Repayment of long-term debt	0	(1)	0
Repayment of senior unsecured notes	0	0	(300)
Excess tax benefit from stock-based compensation	1	0	0
Proceeds from employee stock plans	18	11	9
Borrowings on term credit facility	700	0	0
Repayments of Lines of Credit	260	75	30
Proceeds from Lines of Credit	400	75	30
Debt issuance cost	(29)	0	0
Proceeds from sale of noncontrolling interest	43	0	0
Dividend distribution to minority shareholder	(1)	0	0
Net cash provided by (used in) financing activities	802	(14)	(288)
Cash flows from discontinued operations
Net cash used in operating activities	(37)	(16)	(66)
Net cash used in investing activities			(69)
Net cash used in discontinued operations	(77)	(116)	(135)
Effect of exchange rate changes on cash and cash equivalents	(5)	7	8
(Decrease) increase in cash and cash equivalents	(98)	45	(260)
Cash and cash equivalents at beginning of period	496	451	711
Cash and cash equivalents at end of period	398	496	451
Cash paid during the year for:
Income taxes	55	34	49
Interest	$ 5	$ 2	$ 10

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interests in Subsidiaries [Member]
Balance at beginning of period at Dec. 31, 2008	$ 465	$ 2	$ 248	$ 1,834	$ (1,644)	$ 25
Balance (shares) at Dec. 31, 2008		158
Comprehensive income (loss):
Net income (loss)	(30)			(33)		3
Other comprehensive (loss) income:
Currency translation adjustment	28				28
Unrealized gain (loss) from securities, net of tax expense	1				1
Cash flow hedging gains (losses), net of tax expense	8				8
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, net ot tax expense	98				98
Total other comprehensive income (loss)	135				135
Total comprehensive (loss) income	105			(33)	135	3
Employee stock purchase and stock compensation plans	23		23
Employee stock purchase and stock compensation plans (in shares)		2
Repurchase of company common stock	(1)		(1)
Repruchase of company common stock (in shares)
Balance at end of period at Dec. 31, 2009	592	2	270	1,801	(1,509)	28
Balance (shares) at Dec. 31, 2009		160
Comprehensive income (loss):
Net income (loss)	137			134		3
Other comprehensive (loss) income:
Currency translation adjustment	32				30	2
Unrealized gain (loss) from securities, net of tax expense	(1)				(1)
Cash flow hedging gains (losses), net of tax expense	5				5
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, net ot tax expense	140				140
Total other comprehensive income (loss)	176				174	2
Total comprehensive (loss) income	313			134	174	5
Employee stock purchase and stock compensation plans	31		31
Employee stock purchase and stock compensation plans (in shares)		2
Repurchase of company common stock	(20)		(20)
Repruchase of company common stock (in shares)		(2)
Redeemable noncontrolling interest, balance at end of period at Dec. 31, 2010	0
Balance at end of period at Dec. 31, 2010	916	2	281	1,935	(1,335)	33
Balance (shares) at Dec. 31, 2010	159.7	160
Comprehensive income (loss):
Net income (loss)	52
Net income (loss)	54			53		1
Other comprehensive (loss) income:
Currency translation adjustment	(26)				(28)	2
Unrealized gain (loss) from securities, net of tax expense	(1)				(1)
Cash flow hedging gains (losses), net of tax expense	(5)				(5)
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, net ot tax expense	(123)				(123)
Total other comprehensive income (loss)	(155)				(157)	2
Total comprehensive (loss) income	(101)			53	(157)	3
Employee stock purchase and stock compensation plans	53		53
Employee stock purchase and stock compensation plans (in shares)		1
Repurchase of company common stock	(70)		(70)
Repruchase of company common stock (in shares)		(3)
Dividends distribution to minority shareholder	(1)					(1)
Noncontrolling Interest, Increase from Equity Issuance or Sale of Parent Equity Interest	23		23
Redeemable Noncontrolling Interests [Roll Forward]
Net income (loss)	(2)
Total comprehensive income (loss)	(2)
Sale of redeemable noncontrolling interests	17
Redeemable noncontrolling interest, balance at end of period at Dec. 31, 2011	15
Balance at end of period at Dec. 31, 2011	$ 820	$ 2	$ 287	$ 1,988	$ (1,492)	$ 35
Balance (shares) at Dec. 31, 2011	157.6	158

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unrealized gain (loss) from securities, tax expense	$ 0	$ 0	$ 0
Cash flow hedging gains (losses), tax (benefit) expense	(3)	1	0
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, tax (benefit) expense	$ (67)	$ 27	$ 100

Description of Business and Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Description of Business and Significant Accounting Policies [Abstract]
Description of Business and Significant Accounting Policies
Description of Business and Significant Accounting Policies

Description of Business NCR Corporation (NCR or the Company, also referred to as “we,” “us” or “our”) and its subsidiaries provide innovative products and services that are designed specifically to enable NCR’s customers to connect, interact and transact with their customers and enhance their customer relationships by addressing consumer demand for convenience, value and individual service. NCR’s portfolio of self-service and assisted-service solutions serve customers in the financial services, retail, hospitality, telecommunications, travel and gaming industries and include automated teller machines (ATMs), self-service kiosks and point of sale devices as well as software applications that can be used by consumers to enable them to interact with businesses from their computer or mobile device. NCR complements these product solutions by offering a complete portfolio of services to help customers design, deploy and support our technology tools. NCR also resells third-party networking products and provides related service offerings in the telecommunications and technology sector.

NCR’s solutions are built on a foundation of long-established industry knowledge and consulting expertise, value-added software and hardware technology, global customer support services, and a complete line of business consumables and specialty media products.

Effective January 1, 2011, NCR began management of its business on a line of business basis, changing from the previous model of geographic business segments. We have reclassified prior period segment disclosures to conform to the current period presentation. See Note 12, "Segment Information and Concentrations," for additional information.

On August 24, 2011, NCR completed the acquisition of Radiant Systems, Inc. (Radiant). As a result of the acquisition, the results of Radiant are included for the period from August 25, 2011 to December 31, 2011.  See Note 3, "Business Combinations and Investments," for additional information.

On December 23, 2011, we completed the sale of our healthcare solutions business, including our MediKiosk patient access software, NCR Payment Manager, Patient Portal, Patient Tracking, Physician Referral and eForms software solutions, to Quadramed Corporation. The sale of our healthcare solutions business has been presented as discontinued operations in the Consolidated Financial Statements. See Note 14, "Discontinued Operations," for additional information.

Use of Estimates The preparation of financial statements in accordance with GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the period reported. Actual results could differ from those estimates.

Evaluation of Subsequent Events The Company evaluated subsequent events through the date that our Consolidated Financial Statements were issued. Except as described below, no matters were identified that required adjustment of the Consolidated Financial Statements or additional disclosure.

On February 3, 2012, NCR entered into an Asset Purchase Agreement (the “Agreement”) with Redbox Automated Retail, LLC (“Purchaser”) pursuant to which NCR would sell certain assets of its Entertainment business (the "Entertainment Business"), including, but not limited to, substantially all of NCR's DVD kiosks, certain retailer contracts, select DVD inventory and certain intellectual property to Purchaser (the “Transaction”). Pursuant to the terms of the Agreement, as amended on June 22, 2012, and upon the terms and conditions thereof, on June 22, 2012, NCR completed the disposition of the assets of its Entertainment Business to Purchaser for cash consideration of $100 million. As of the date of the sale, total assets sold of $67 million included $51 million of property, plant and equipment, $15 million of inventory, and $1 million of intangible assets.

NCR agreed to provide Purchaser with certain short-term support services following the closing under a transition services agreement. The Agreement also contemplates that, for a period of five years following the closing, Purchaser and its affiliates may procure certain hardware, software and services from NCR under a manufacturing and services agreement. If, at the end of such five-year period, Purchaser and its affiliates have not procured hardware, software and services that have yielded $25 million in margin to NCR, Purchaser will pay the difference to NCR.

We determined that the cash inflows under the transition services agreement and the manufacturing and services agreement will not constitute significant continuing involvement with the operations of the Entertainment Business after the sale. In addition, the ongoing cash inflows related to the Entertainment Business under the manufacturing and services agreement are substantially unrelated to the business sold. Therefore, we have reclassified the operating results of the Entertainment Business, for all periods presented, to income (loss) from discontinued operations, net of tax in the accompanying Consolidated Statements of Operations. Related cash flows have been reclassified to net cash used in discontinued operations in the accompanying Consolidated Statements of Cash Flows. Additionally, the Notes to the Consolidated Financial Statements have been updated to reflect the impact of the reclassification where appropriate.

During the year ended December 31, 2011, we determined that disposal of the Entertainment business was probable, and we assessed the assets of the business for impairment, which resulted in charges which reduced the carrying values of goodwill, long-lived assets and certain inventories and is included within the income (loss) from discontinued operations. As of March 31, 2012, we applied held-for-sale accounting treatment to the assets of the Entertainment Business included in the sale, and, accordingly, included those assets in assets held for sale on our Condensed Consolidated Balance Sheets as of March 31, 2012 and June 30, 2012. We have not revised prior year balance sheets for comparative purposes. However, as of December 31, 2011, total assets held for sale would have been $72 million which included $64 million of property, plant and equipment, $6 million of inventory and $2 million of intangible assets.

Out of Period Adjustments During the fourth quarter of 2011, the Company recorded charges of approximately $2 million in other income and expense related to foreign currency fluctuations from several inter-company transactions that were incorrectly included in the cumulative translation adjustment balance. Additionally, the Company recorded an increase in selling, general and administrative expenses of approximately $4 million to correct certain tax accounts in Brazil determined to be unrecoverable. The Company determined the impact of these errors was not material to the annual or interim financial statements of previous periods and the effect of correcting these errors in 2011 was not material to the 2011 annual financial statements.

Basis of Consolidation The consolidated financial statements include the accounts of NCR and its majority-owned subsidiaries. Long-term investments in affiliated companies in which NCR owns between 20% and 50%, and therefore, exercises significant influence, but which it does not control, are accounted for using the equity method. Investments in which NCR does not exercise significant influence (generally, when NCR has an investment of less than 20% and no significant influence, such as representation on the investee’s board of directors) are accounted for using the cost method. All significant inter-company transactions and accounts have been eliminated. In addition, the Company is required to determine whether it is the primary beneficiary of economic income or losses that may be generated by variable interest entities in which the Company has such an interest. In circumstances where the Company determined it is the primary beneficiary, consolidation of that entity would be required. For the periods presented, no variable interest entities have been consolidated.

Reclassification and Revisions Certain prior-period amounts have been reclassified in the accompanying Consolidated Financial Statements and Notes thereto in order to conform to the current period presentation. The Company revised its previously issued December 31, 2011 Consolidated Balance Sheet to adjust redeemable noncontrolling interest and additional paid in capital by $14 million. The Company concluded that the adjustment was not material to the previously issued financial statements taken as a whole. Including this adjustment, none of the reclassifications affected previously reported net income or net income per common share.

Revenue Recognition The Company records revenue, net of taxes, when it is realized, or realizable, and earned. The Company considers these criteria met when persuasive evidence of an arrangement exists, the products or services have been provided to the customer, the sales price is fixed or determinable, and collectability is reasonably assured. For product sales, delivery is deemed to have occurred when the customer has assumed risk of loss of the goods sold and all performance obligations are complete. For services sales, revenue is recognized as the services are provided or ratably over the service period, or, if applicable, after customer acceptance of the services.

NCR frequently enters into multiple-element arrangements with its customers including hardware, software, professional consulting services, transaction services and maintenance support services. For arrangements involving multiple deliverables, when deliverables include software and non-software products and services, NCR evaluates and separates each deliverable to determine whether it represents a separate unit of accounting based on the following criteria: (a) whether the delivered item has value to the customer on a stand-alone basis; and (b) if the contract includes a general right of return relative to the delivered item, whether delivery or performance of the undelivered items is considered probable and substantially in the control of NCR.
For arrangements entered into or materially modified after January 1, 2011, consideration is allocated to each unit of accounting based on the units' relative selling prices. In such circumstances, the Company uses a hierarchy to determine the selling price to be used for allocating revenue to each deliverable: (i) vendor-specific objective evidence of selling price (VSOE); (ii) third-party evidence of selling price (TPE); and (iii) best estimate of selling price (BESP). VSOE generally exists only when the Company sells the deliverable separately and is the price actually charged by the Company for that deliverable. VSOE is established for our software maintenance services and we use TPE to establish selling prices for our non-software related services, which include hardware maintenance, non-software related professional services, and transaction services. The Company uses BESP to allocate revenue when we are unable to establish VSOE or TPE of selling price. BESP is primarily used for elements such as hardware and software that are not consistently priced within a narrow range. The Company determines BESP for a deliverable by considering multiple factors including product class, geography, average discount, and management's historical pricing practices. Amounts allocated to the delivered hardware and software elements are recognized at the time of sale, provided the other conditions for revenue recognition have been met. Amounts allocated to the undelivered maintenance and other services elements are recognized as the services are provided or on a straight-line basis over the service period. In certain instances, customer acceptance is required prior to the passage of title and risk of loss of the delivered products. In such cases, revenue is not recognized until the customer acceptance is obtained. Delivery and acceptance generally occur in the same reporting period.

For arrangements entered into prior to January 1, 2011, the Company has not applied BESP. In such arrangements, if the Company has the requisite evidence of selling price for the undelivered elements but not for the delivered elements, the Company applies the residual method to allocate arrangement consideration.

In situations where NCR's solutions contain software that is more than incidental, revenue related to the software and software-related elements is recognized in accordance with authoritative guidance on software revenue recognition. For the software and software-related elements of such transactions, revenue is allocated based on the relative fair value of each element, and fair value is determined by VSOE. If the Company cannot objectively determine the fair value of any undelivered element included in such multiple-element arrangements, the Company defers revenue until all elements are delivered and services have been performed, or until fair value can objectively be determined for any remaining undelivered elements. When the fair value of a delivered element has not been established, but fair value evidence exists for the undelivered elements, the Company uses the residual method to recognize revenue. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

NCR's customers may request that delivery and passage of title and risk of loss occur on a bill and hold basis. For the years ended December 31, 2011, 2010, and 2009, the revenue recognized from bill and hold transactions approximated 1% or less of total revenue.

In addition to the standard product warranty, the Company periodically offers extended warranties to its customers in the form of product maintenance services. For contracts that are not separately priced but include product maintenance, the Company defers revenue at an amount based on the selling price, using objective and reliable evidence, and recognizes the deferred revenue over the service term. For separately priced product maintenance contracts, NCR defers the stated amount of the separately priced contract and recognizes the deferred revenue ratably over the service term.

Net revenue from DVD movie rentals is recognized on a ratable basis during the term of a consumer's rental transaction. Revenue from a direct sale out of the kiosk of a previously rented movie is recognized at the time of sale. On rental transactions for which the related DVDs have not yet been returned to the kiosk at month-end, revenue is recognized with a corresponding receivable recorded in the Consolidated Balance Sheets, net of a reserve for potentially uncollectible amounts. We record revenue net of refunds and applicable sales taxes collected from consumers.

Shipping and Handling Costs related to shipping and handling are included in cost of products in the Consolidated Statements of Operations.

Cash and Cash Equivalents All short-term, highly liquid investments having original maturities of three months or less, including time deposits, are considered to be cash equivalents.

Allowance for Doubtful Accounts NCR establishes provisions for doubtful accounts using percentages of accounts receivable balances to reflect historical average credit losses and specific provisions for known issues.

Inventories Inventories are stated at the lower of cost or market, using the average cost method. Cost includes materials, labor and manufacturing overhead related to the purchase and production of inventories. Service parts are included in inventories and include reworkable and non-reworkable service parts. The Company regularly reviews inventory quantities on hand, future purchase commitments with suppliers and the estimated utility of inventory. If the review indicates a reduction in utility below carrying value, inventory is reduced to a new cost basis. Excess and obsolete reserves are established based on forecasted usage, orders, technological obsolescence and inventory aging.

Goodwill and Other Long-Lived Assets

Capitalized Software Certain direct development costs associated with internal-use software are capitalized within other assets and amortized over the estimated useful lives of the resulting software. NCR typically amortizes capitalized internal-use software on a straight-line basis over four to seven years beginning when the asset is substantially ready for use, as this is considered to approximate the usage pattern of the software.

Costs incurred for the development of software that will be sold, leased or otherwise marketed are capitalized when technological feasibility has been established. These costs are included within other assets and are amortized over the estimated useful lives of the resulting software. The Company amortizes capitalized software on a sum-of-the-years’ digits basis over three years beginning when the product is available for general release, as this approximates the sales pattern of the software. Costs capitalized include direct labor and related overhead costs. Costs incurred prior to technological feasibility or after general release are expensed as incurred. The following table identifies the activity relating to total capitalized software:

In millions	2011	2010	2009
Beginning balance as of January 1	$107	$102	$92
Capitalization	62	57	61
Amortization	(51)	(52)	(51)
Ending balance as of December 31	$118	$107	$102

Goodwill and Other Intangible Assets Goodwill represents the excess of purchase price over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is tested at the reporting unit level for impairment on an annual basis during the fourth quarter or more frequently if certain events occur indicating that the carrying value of goodwill may be impaired. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include a decline in expected cash flows, a significant adverse change in legal factors or in the business climate, a decision to sell a business, unanticipated competition, or slower growth rates, among others.

During the fourth quarter of 2011, we adopted the changes to accounting guidance on impairment testing issued by the Financial Accounting Standards Board in September 2011. Under the guidance, in the evaluation of goodwill for impairment, we first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. If so, we perform a quantitative assessment and compare the fair value of the reporting unit to the carrying value. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is potentially impaired and we proceed to step two of the impairment analysis. In step two of the analysis, we will record an impairment loss equal to the excess of the carrying value of the reporting unit’s goodwill over its implied fair value should such a circumstance arise. Fair values of the reporting units are estimated primarily using the income approach, which incorporates the use of discounted cash flow (“DCF”) analyses. A number of significant assumptions and estimates are involved in the application of the DCF model to forecast operating cash flows, including markets and market shares, sales volumes and prices, costs to produce, tax rates, capital spending, discount rate and working capital changes. Most of these assumptions vary among reporting units. The cash flow forecasts are generally based on approved strategic operating plans.

For the fourth quarter of 2011, 2010 and 2009, we performed our annual impairment assessment of goodwill and indefinite-lived intangible assets which did not indicate that an impairment existed. However, during the fourth quarter of 2011, we determined subsequent to the annual impairment test that it was probable that we would dispose of our Entertainment business, which triggered an impairment review of the goodwill attributable to the Entertainment reporting unit. Refer to Note 4, “Goodwill and Other Long-Lived Assets,” in the Notes to the Consolidated Financial Statements for further discussion regarding our 2011 impairment testing.

Acquired intangible assets other than goodwill are amortized over their weighted average amortization period unless they are determined to be indefinite. Acquired intangible assets are carried at cost, less accumulated amortization. For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish the carrying value. The fair value of acquired intangible assets is determined using common techniques, and the Company employs assumptions developed using the perspective of a market participant.

Property, Plant and Equipment Property, plant and equipment, and leasehold improvements are stated at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the related assets primarily on a straight-line basis. Machinery and other equipment are depreciated over 3 to 20 years and buildings over 25 to 45 years. Leasehold improvements are depreciated over the life of the lease or the asset, whichever is shorter. Assets classified as held for sale are not depreciated. Upon retirement or disposition of property, plant and equipment, the related cost and accumulated depreciation or amortization are removed from the Company’s accounts, and a gain or loss is recorded. Depreciation expense related to property, plant and equipment was $58 million, $55 million, and $63 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Valuation of Long-Lived Assets Long-lived assets such as property, plant and equipment, and software are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable or in the period in which the held for sale criteria are met. For assets held and used, this analysis consists of comparing the asset’s carrying value to the expected future cash flows to be generated from the asset on an undiscounted basis. If the carrying amount of the asset is determined not to be recoverable, a write-down to fair value is recorded. Fair values are determined based on quoted market values, discounted cash flows, or external appraisals, as applicable. Long-lived assets are reviewed for impairment at the individual asset or the asset group level for which the lowest level of independent cash flows can be identified. Refer to Note 4, “Goodwill and Other Long-Lived Assets,” in the Notes to the Consolidated Financial Statements for further discussion regarding our 2011 impairment testing.

Warranty and Sales Returns Provisions for product warranties and sales returns and allowances are recorded in the period in which NCR becomes obligated to honor the related right, which generally is the period in which the related product revenue is recognized. The Company accrues warranty reserves based upon historical factors such as labor rates, average repair time, travel time, number of service calls per machine and cost of replacement parts. When a sale is consummated, a warranty reserve is recorded based upon the estimated cost to provide the service over the warranty period. The Company accrues sales returns and allowances using percentages of revenue to reflect the Company’s historical average of sales return claims.

Research and Development Costs Research and development costs primarily include payroll and benefit-related costs, contractor fees, facilities costs, infrastructure costs, and administrative expenses directly related to research and development support and are expensed as incurred, except certain software development costs are capitalized after technological feasibility of the software is established.

Leases The Company accounts for material escalation clauses, free or reduced rents and landlord incentives contained in operating type leases on a straight-line basis over the lease term, including any reasonably assured lease renewals. For leasehold improvements that are funded by the landlord, the Company records the incentive as deferred rent. The deferred rent is then amortized as reductions to lease expense over the lease term.

For capital leases where NCR is the lessee, we record an amortizable debt and a related fixed asset in the Consolidated Balance Sheet.

Pension, Postretirement and Postemployment Benefits NCR has significant pension, postretirement and postemployment benefit costs, which are developed from actuarial valuations. Actuarial assumptions are established to anticipate future events and are used in calculating the expense and liabilities relating to these plans. These factors include assumptions the Company makes about interest rates, expected investment return on plan assets, rate of increase in healthcare costs, total and involuntary turnover rates, and rates of future compensation increases. In addition, NCR also uses subjective factors, such as withdrawal rates and mortality rates to develop the Company’s valuations. NCR generally reviews and updates these assumptions on an annual basis. NCR is required to consider current market conditions, including changes in interest rates, in making these assumptions. The actuarial assumptions that NCR uses may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates, or longer or shorter life spans of participants. These differences may result in a significant impact to the amount of pension, postretirement or postemployment benefits expense, and the related assets and liabilities, the Company has recorded or may record.

Foreign Currency For many NCR international operations, the local currency is designated as the functional currency. Accordingly, assets and liabilities are translated into U.S. Dollars at year-end exchange rates, and revenues and expenses are translated at average exchange rates prevailing during the year. Currency translation adjustments from local functional currency countries resulting from fluctuations in exchange rates are recorded in other comprehensive income. Where the U.S. Dollar is the functional currency, remeasurement adjustments are recorded in other income and expense.

Derivative Instruments In the normal course of business, NCR enters into various financial instruments, including derivative financial instruments. The Company accounts for derivatives as either assets or liabilities in the Consolidated Balance Sheets at fair value and recognizes the resulting gains or losses as adjustments to earnings or other comprehensive income. The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. Hedging activities are transacted only with highly rated institutions, reducing exposure to credit risk in the event of nonperformance. Additionally, the Company completes assessments related to the risk of counterparty nonperformance on a regular basis.

The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company has designated the hedging instrument, based on the exposure being hedged, as a fair value hedge, a cash flow hedge or a hedge of a net investment in a foreign operation. For derivative instruments designated as fair value hedges, the effective portion of the hedge is recorded as an offset to the change in the fair value of the hedged item, and the ineffective portion of the hedge, if any, is recorded in the Consolidated Statement of Operations. For derivative instruments designated as cash flow hedges and determined to be highly effective, the gains or losses are deferred in other comprehensive income and recognized in the determination of income as adjustments of carrying amounts when the underlying hedged transaction is realized, canceled or otherwise terminated. When hedging certain foreign currency transactions of a long-term investment nature (net investments in foreign operations) gains and losses are recorded in the currency translation adjustment component of accumulated other comprehensive income (loss). Gains and losses on foreign exchange contracts that are not used to hedge currency transactions of a long-term investment nature, or that are not designated as cash flow or fair value hedges, are recognized in other income or expense as exchange rates change.

Fair Value of Assets and Liabilities Fair value is defined as an exit price, representing an amount that would be received to sell an asset or the amount paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance prioritizes the inputs used to measure fair value into the following three-tier fair value hierarchy:

•	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities

•
Level 2: Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active or inputs, other than quoted prices in active markets, that are observable either directly or indirectly

•	Level 3: Unobservable inputs for which there is little or no market data

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification on a quarterly basis. Changes to the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

NCR measures its financial assets and financial liabilities at fair value based on one or more of the following three valuation techniques:

•	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

•	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).

•	Income approach: Techniques to convert future amounts to a single present amount based upon market expectations (including present value techniques, option pricing and excess earnings models).

We regularly review our investments to determine whether a decline in fair value, if any, below the cost basis is other than temporary. If the decline in the fair value is determined to be other than temporary, the cost basis of the security is written down to fair value and the amount of the write-down is included in the Consolidated Statement of Operations. For qualifying investments in debt or equity securities, a temporary impairment charge would be recognized in other comprehensive income (loss).

Environmental and Legal Contingencies In the normal course of business, NCR is subject to various proceedings, lawsuits, claims and other matters, including, for example, those that relate to the environment and health and safety, employee benefits, import/export compliance, intellectual property, data privacy and security, product liability, commercial disputes and regulatory compliance, among others. Additionally, NCR is subject to diverse and complex laws and regulations, including those relating to corporate governance, public disclosure and reporting, environmental safety and the discharge of materials into the environment, product safety, import and export compliance, data privacy and security, antitrust and competition, government contracting, anti-corruption, and labor and human resources, which are rapidly changing and subject to many possible changes in the future. Compliance with these laws and regulations, including changes in accounting standards, taxation requirements, and federal securities laws among others, may create a substantial burden on, and substantially increase the costs to NCR or could have an impact on NCR’s future operating results. NCR believes that the amounts provided in its Consolidated Financial Statements are adequate in light of the probable and estimable liabilities. However, there can be no assurances that the actual amounts required to satisfy alleged liabilities from various lawsuits, claims, legal proceedings and other matters, including the Fox River environmental matter discussed in Note 9, “Commitments and Contingencies,” and to comply with applicable laws and regulations, will not exceed the amounts reflected in NCR’s Consolidated Financial Statements or will not have a material adverse effect on the Company’s consolidated results of operations, financial condition or cash flows. Any costs that may be incurred in excess of those amounts provided as of December 31, 2011 cannot currently be reasonably determined or are not currently considered probable.

Legal costs related to loss contingencies are typically expensed as incurred, except for certain costs associated with NCR’s environmental remediation obligations. Costs and fees associated with litigating the extent and type of required remedial actions and the allocation of remediation costs among potentially responsible parties are typically included in the measurement of the environmental remediation liabilities.

Advertising Advertising costs are recognized in selling, general and administrative expenses when incurred.

Income Taxes Income tax expense is provided based on income before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred taxes are determined based on the enacted tax rates expected to apply in the periods in which the deferred assets or liabilities are expected to be settled or realized. NCR records valuation allowances related to its deferred income tax assets when it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being sustained upon examination by authorities. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law and until such time that the related tax benefits are recognized.

Redeemable Noncontrolling Interests In 2011, we sold a 49% voting equity interest in NCR Brasil - Indústria de Equipamentos para Automação S.A., a subsidiary of the Company (NCR Manaus) to Scopus Tecnologia Ltda. (Scopus) for a subscription price of approximately $43 million. In the event NCR Manaus does not meet a defined financial performance goal during the five year period ending in 2016, Scopus may elect to put its noncontrolling interest to us for its then-current fair value.

Earnings Per Share Basic earnings per share is calculated by dividing net income by the weighted average number of shares outstanding during the reported period. The calculation of diluted earnings per share is similar to basic earnings per share, except that the weighted average number of shares outstanding includes the dilution from potential shares resulting from stock options and restricted stock awards. When calculating diluted earnings per share, the Company includes the potential windfall or shortfall tax benefits as well as average unrecognized compensation expense as part of the assumed proceeds from exercises of stock options. The Company uses the tax law ordering approach to determine the potential utilization of windfall benefits. The holders of unvested restricted stock awards do not have nonforfeitable rights to dividends or dividend equivalents and therefore, such unvested awards do not qualify as participating securities. See Note 7, “Employee Stock Compensation Plans,” for share information on NCR’s stock compensation plans.

The components of basic and diluted earnings per share attributable to NCR common stockholders are as follows for the years ended December 31:

In millions, except per share amounts	2011	2010	2009
Income from continuing operations	$146	$144	$82
Income (loss) from discontinued operations, net of tax	(93)	(10)	(115)
Net income (loss) attributable to NCR common stockholders	$53	$134	$(33)
Weighted average outstanding shares of common stock	158.0	159.8	158.9
Dilutive effect of employee stock options and restricted stock	3.0	1.4	1.2
Common stock and common stock equivalents	161.0	161.2	160.1
Basic earnings (loss) per share:
From continuing operations	$0.92	$0.90	$0.52
From discontinued operations	(0.58)	(0.06)	(0.73)
Total basic earnings (loss) per share	$0.34	$0.84	$(0.21)
Diluted earnings (loss) per share:
From continuing operations	$0.91	$0.89	$0.51
From discontinued operations	(0.58)	(0.06)	(0.72)
Total diluted earnings (loss) per share	$0.33	$0.83	$(0.21)

Options to purchase 3.7 million, 5.6 million, and 7.0 million shares of common stock for 2011, 2010, and 2009, respectively, were outstanding but were not included in the computation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would have been anti-dilutive.

Stock Compensation Stock-based compensation represents the costs related to share-based awards granted to employees and non-employee directors. For all periods presented, the Company’s outstanding stock-based compensation awards are classified as equity except for certain awards granted to non-employee directors. The Company measures stock-based compensation cost at the grant date, based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the requisite service period. See Note 7, “Employee Stock Compensation Plans,” for more information on NCR’s stock-based compensation plans.

Related Party Transactions In 2011, concurrent with the sale of a noncontrolling interest in NCR Manaus to Scopus, we entered into a Master Purchase Agreement (MPA) with Banco Bradesco SA (Bradesco), the parent of Scopus. Through the MPA, Bradesco agreed to purchase up to 30,000 ATMs from us over the 5 year term of the agreement. Pricing of the ATMs will adjust over the term of the MPA using certain formulas which are based on prevailing market pricing. In 2011, we recognized $35 million in revenue related to Bradesco, and as of December 31, 2011, we had $14 million in receivables outstanding from Bradesco.

Recently Issued Accounting Pronouncements

In September 2009, the Financial Accounting Standards Board (FASB) ratified the final consensus reached by the Emerging Issues Task Force (EITF) that revised the authoritative guidance for revenue arrangements with multiple deliverables. The guidance addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting and how the arrangement consideration should be allocated among the separate units of accounting. NCR adopted this guidance effective January 1, 2011 and began applying it prospectively for new or materially modified arrangements. Under the consensus adopted by the EITF, use of the residual method, which the Company previously applied to many of its customer arrangements, is no longer permitted. The new guidance requires the Company to use its best estimate of a deliverable's selling price whenever it lacks objective evidence. The result of this change is that any discount in a customer arrangement which previously was allocated to delivered items is instead now allocated on a relative fair value basis among all the deliverables. There were no significant changes to the Company's units of accounting within its multiple-element arrangements or in the pattern or timing of revenue recognition for the year ended December 31, 2011 as a result of the adoption of this update.

In September 2009, the FASB also ratified the final consensus reached by the EITF that modifies the scope of its software revenue recognition guidance to exclude (a) non-software components of tangible products and (b) software components of tangible products that are sold, licensed or leased with tangible products when the software components and non-software components of the tangible product function together to deliver the tangible product's essential functionality. NCR adopted this guidance effective January 1, 2011 and began applying it prospectively for new or materially modified arrangements. There were no significant changes to the pattern or timing of revenue recognition for the year ended December 31, 2011 as a result of the adoption of this update.

In May 2011, the FASB issued updated guidance related to fair value measurements and disclosures, including (a) the application of the highest and best use valuation premise concepts, (b) measuring the fair value of an instrument classified in a reporting entity's stockholders' equity, and (c) quantitative information required for fair value measurements categorized within Level 3. Additionally, disclosure requirements have been expanded to include additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. The guidance applies prospectively, and is effective for the Company beginning January 1, 2012. The Company is in the process of evaluating what effects, if any, the adoption of this guidance will have on its Consolidated Financial Statements.

In June 2011, the FASB issued updated guidance related to the presentation of other comprehensive income, offering two alternatives for presentation: (a) a single continuous statement of comprehensive income; or (b) two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The guidance applies retrospectively, and is effective for the Company beginning January 1, 2012. Other than the change in presentation, the Company has determined that these changes will not have an impact on its Consolidated Financial Statements.

In September 2011, the FASB issued changes to guidance for the testing of goodwill for impairment. These changes provide an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not, or more than 50%, that the fair value of a reporting unit is less than its carrying amount. Such qualitative factors may include the following: macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, and other relevant entity-specific events. If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the existing two-step quantitative impairment test; if it determines that an impairment is not more than 50% likely, no further analysis is required. An entity also may elect not to perform the qualitative assessment and, instead, proceed directly to the two-step quantitative impairment test. These changes become effective for NCR for any goodwill impairment test performed on January 1, 2012 or later, although early adoption was permitted. We perform a review of NCR’s goodwill in the fourth quarter of each calendar year and adopted these changes effective for our review of goodwill in the fourth quarter of 2011. These changes did not affect the outcome of the impairment analysis of a reporting unit, and thus, the adoption of this guidance did not have an impact on the Consolidated Financial Statements.

Supplemental Financial Information	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Abstract]
Supplemental Financial Information [Text Block]
SUPPLEMENTAL FINANCIAL INFORMATION (in millions)

For the years ended December 31	2011	2010	2009
Other (expense) income, net
Interest income	$5	$5	$6
Impairment of an investment (Note 11)	—	(14)	(24)
Other, net	(8)	(2)	(13)
Total other (expense) income, net	$(3)	$(11)	$(31)

At December 31		2011	2010
Accounts Receivable
Trade		$1,002	$878
Other		46	54
Accounts Receivable, gross		1,048	932
Less: allowance for doubtful accounts		(16)	(13)
Total accounts receivable, net		$1,032	$919

Inventories
Work in process and raw materials, net		$167	$143
Finished goods, net		177	180
Service parts, net		430	418
Total inventories, net		$774	$741

Other current assets
Current deferred tax assets		$147	$125
Other		164	197
Total other current assets		$311	$322

Property, plant and equipment
Land and improvements		$46	$43
Buildings and improvements		234	234
Machinery and other equipment		674	818
Property, plant and equipment, gross		954	1,095
Less: accumulated depreciation		(589)	(666)
Total property, plant and equipment, net		$365	$429

Accumulated other comprehensive loss, net of tax
Currency translation adjustments		$(82)	$(54)
Unrealized gain on securities		1	2
Unrealized gain on derivatives		—	5
Actuarial losses and prior service costs on employee benefit plans		(1,411)	(1,288)
Total accumulated other comprehensive loss		$(1,492)	$(1,335)

Business Combinations and Investments	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination and Investments [Text Block]
BUSINESS COMBINATIONS AND INVESTMENTS

2011 Acquisitions and Investments

•	Acquisition of Radiant on August 24, 2011, as described below.

2010 Acquisitions and Investments

•
1% minority investment in ViVOtech Inc. on March 18, 2010, bringing the Company’s total investment in ViVOtech Inc. at that time to 6%. This additional investment was recorded as a cost method investment.

•
17% minority investment in Document Capture Technologies Inc. (DCT), a provider of imaging technology solutions on August 5, 2010. DCT’s product is designed to facilitate the way information is stored, shared and managed for business and personal use. The Company recorded this transaction as an equity method investment.

•
8% minority investment in MOD Systems Inc. on August 20, 2010, bringing the Company’s total investment in MOD Systems Inc. to 16%. Of this additional investment, 5% was recorded as an equity method investment and 3% was recorded as a cost method investment.

•	Acquisition of Mobiqa Limited on October 15, 2010, to enhance NCR’s self-service portfolio by incorporating mobile content optimization into the Company’s products.

2009 Acquisitions and Investments

•
Acquisition of the remaining 80.4% interest in TNR Holdings Corporation (TNR) on April 21, 2009 which provided the Company with access to additional markets for its DVD kiosks and enhanced kiosk technologies.

•	Acquisition of Netkey, Inc. on October 31, 2009, to extend NCR’s self-service portfolio into the digital media merchandising market.

•
Acquisition of DVDPlay on December 8, 2009, to extend NCR’s self-service portfolio in the entertainment line of business by increasing our DVD kiosk installations and enabling expansion into new markets.

Acquisition of Radiant Systems, Inc.

Description of Transaction
On August 24, 2011, NCR completed the acquisition of Radiant. The acquisition was completed through a successful tender offer and subsequent merger, with Radiant becoming a wholly-owned subsidiary of NCR. The total equity purchase price was approximately $1.2 billion.

Radiant was a leading provider of technology solutions for managing site operations in the hospitality and specialty retail industries, and is operated within NCR as a separate line of business. NCR believes that the acquisition will permit expansion into higher-margin adjacencies and new industry segments, and provide opportunities for future growth through the combination of NCR's global reach and services capabilities with Radiant's advanced software and strong channel partner network.

In connection with the acquisition, on August 22, 2011, NCR entered into a new $1.4 billion senior secured credit facility with and among a syndicate of lenders with JPMorgan Chase Bank, N.A., as the administrative agent. The secured credit facility consists of a term loan facility in the amount of $700 million and a revolving facility in the amount of $700 million, of which $1.1 billion was drawn to fund the acquisition. See Note 5, "Debt Obligations," for additional information.
Recording of Assets Acquired and Liabilities Assumed in Radiant Acquisition
The fair value of consideration transferred to acquire Radiant was allocated to the identifiable assets acquired and liabilities assumed based upon their fair values as of the date of the acquisition as set forth below. This allocation is final as of December 31, 2011.

In millions
Purchase Consideration	Net Tangible Assets Acquired/(Liabilities Assumed)	Purchased Intangible Assets	Goodwill
$1,206	$78	$319	$809
Goodwill represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The goodwill arising from the acquisition consists of the revenue and cost synergies expected from combining the operations of NCR and Radiant. It is expected that approximately $73 million of the goodwill recognized in connection with the acquisition will be deductible for tax purposes. The goodwill arising from the acquisition has been allocated as follows: approximately $624 million to the Hospitality and Specialty Retail segment; $86 million to the Financial Services segment; and $99 million to the Retail Solutions segment.

See Note 4, "Goodwill and Other Long-Lived Assets," for additional information related to the carrying amounts of goodwill by segment.

The intangible assets acquired in the acquisition include the following:

	Estimated Fair Value	Weighted Average Amortization Period(1)
	(In millions)	(years)
Reseller Network	$88	13
Technology - Software and Hardware	106	6
Trademarks	48	9
Direct customer relationships	74	15
Noncompete agreements	2	2
Internally developed software	1	2
Total acquired intangible assets	$319

(1)
Determination of the weighted average amortization period of the individual categories of intangible assets was based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with definite lives is recognized over the period of time the assets are expected to contribute to future cash flows.

The Company has incurred a total of $30 million of transaction expenses to date relating to the acquisition, which are included in selling, general and administrative expenses in the results of operations for the year ended December 31, 2011. See Note 12, "Segment Information and Concentrations," for additional information related to revenues and operating income reported by segment.
Unaudited Pro forma Information
The following unaudited pro forma information presents the consolidated results of NCR and Radiant for the year ended December 31, 2011 and 2010, with adjustments to give effect to pro forma events that are directly attributable to the acquisition and have a continuing impact, as well as to exclude the impact of pro forma events that are directly attributable to the acquisition and are one-time in nature. The unaudited pro forma information is presented for illustrative purposes only. It is not necessarily indicative of the results of operations of future periods, or the results of operations that actually would have been realized had the entities been a single company during the periods presented or the results that the combined company will experience after the acquisition. The unaudited pro forma information does not give effect to the potential impact of current financial conditions, regulatory matters or any anticipated synergies, operating efficiencies or cost savings that may be associated with the acquisition. The unaudited pro forma information also does not include any integration costs or remaining future transaction costs that the companies may incur related to the acquisition as part of combining the operations of the companies.
The unaudited pro forma consolidated results of operations, assuming the acquisition had occurred on January 1, 2010, are as follows:

In millions	Year ended December 31, 2011	Year ended December 31, 2010
Revenue	$5,538	$5,057
Net income attributable to NCR	$64	$102

2010 and 2009 Acquisitions

Goodwill recognized in the Company's 2010 acquisition was $14 million, none of which is expected to be deductible for tax purposes. Goodwill recognized in the acquisitions completed in 2009 amounted to $15 million, of which, $11 million is expected to be fully deductible for tax purposes.

As a result of the Company's 2010 acquisition, NCR recorded $2 million related to identifiable intangible assets consisting primarily of proprietary technology and customer relationships, which have a weighted-average amortization period of 3.9 years. In connection with three business combinations in 2009, the Company recorded $16 million for identifiable intangible assets for intellectual property associated with software, customer contracts and trade names, which have a weighted-average amortization period of 3.8 years.

The operating results of the businesses acquired in 2010 and 2009 have been included within NCR’s results as of the respective closing dates of the acquisitions. The pro forma disclosures for these acquisitions are not being provided because the impact of the acquisitions, both individually and in the aggregate, are not considered material to the periods in which they occurred. The purchase prices of these businesses, reported in other investing activities in the Consolidated Statements of Cash Flows, have been allocated based on the estimated fair value of net tangible and intangible assets acquired, with any excess recorded as goodwill.

Goodwill and Other-Long Lived Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Long-Lived Assets [Text Block]
GOODWILL AND OTHER LONG-LIVED ASSETS

Goodwill

The carrying amounts of goodwill by segment as of December 31, 2011 and 2010 are included in the table below. Foreign currency fluctuations are included within other adjustments.

	January 1, 2011				Impairment		December 31, 2011
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions		Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$67	$—	$67	$86	$—	$(1)	$152	$—	$152
Retail Solutions	21	(3)	18	99	—	—	120	(3)	117
Hospitality and Specialty Retail	—	—	—	624	—	(5)	619	—	619
Entertainment	5	—	5	—	(5)	—	5	(5)	—
Emerging Industries	25	—	25	—	—	—	25	—	25
Total	$118	$(3)	$115	$809	$(5)	$(6)	$921	$(8)	$913

	January 1, 2010				Impairment		December 31, 2010
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions		Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$66	$—	$66	$—	$—	$1	$67	$—	$67
Retail Solutions	21	(3)	18	—	—	—	21	(3)	18
Hospitality and Specialty Retail	—	—	—	—	—	—	—	—	—
Entertainment	5	—	5	—	—	—	5	—	5
Emerging Industries	11	—	11	14	—	—	25	—	25
Total	$103	$(3)	$100	$14	$—	$1	$118	$(3)	$115

For 2011, based on our qualitative assessments, we determined that it is more likely than not that our reporting units' fair value was greater than their respective carrying amounts, with the exception of our Entertainment and Travel & Gaming reporting units. Our qualitative assessment included, but was not limited to, consideration of macroeconomic conditions, industry and market conditions, cost factors, cash flows, changes in key management and our share price.
Based on our annual assessment performed during the fourth quarter of 2011, the fair value of our Travel & Gaming reporting unit exceeded its carrying value by more than 210% under the first step of the quantitative test. Goodwill associated with the Travel & Gaming reporting unit was $1 million and is included within the Emerging Industries operating segment.
Based on our annual assessment performed during the fourth quarter of 2011, the carrying value of our Entertainment reporting unit exceeded its fair value under the first step of the test which indicates a potential impairment. Under the second step, the implied fair value of goodwill was greater than the carrying value of goodwill resulting in no impairment charge.
As of December 31, 2011, we determined that it was probable that we would dispose of our Entertainment business, which triggered an impairment assessment of the related assets which include long-lived assets, goodwill and definite-lived intangible assets. We evaluated the carrying value of these assets compared to the fair value based on a market approach using an independent third-party market price and determined the goodwill associated with the Entertainment reporting unit was fully impaired. The impairment of $5 million was recorded within loss from discontinued operations, net of tax in the Consolidated Statements of Operations for the twelve months ended December 31, 2011.

Long-Lived Assets

NCR’s identifiable intangible assets, reported in other assets in the Consolidated Balance Sheets, were specifically identified when acquired, and are deemed to have finite lives. The gross carrying amount and accumulated amortization for NCR’s identifiable intangible assets were as follows. The increase in the gross carrying amount is primarily due to the acquisitions detailed in Note 3, “Business Combinations and Investments.”

	Weighted Average Amortization Period (in Years)	December 31, 2011		December 31, 2010
In millions		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Identifiable intangible assets
Reseller & customer relationships	1 - 15	$167	$(8)	$7	$(2)
Intellectual property	2 - 7	164	(59)	59	(49)
Tradenames	2 - 9	49	(3)	1	(1)
Non-compete arrangements	2 - 5	7	(5)	5	(5)
Total identifiable intangible assets		$387	$(75)	$72	$(57)

As noted above, we determined that it was probable that we would dispose of our Entertainment business, which triggered an impairment assessment of the related assets which include long-lived assets, goodwill and definite-lived intangible assets.

Based on this evaluation, we determined that the long-lived asset group, consisting of property, plant and equipment and definite-lived intangible assets, mainly customer relationships, related to the Entertainment business was impaired. These assets had a carrying amount of approximately $148 million, and an estimated fair value of $65 million. Of the total impairment charge of $83 million, $81 million was allocated to property, plant and equipment and $2 million was allocated to definite-lived intangible assets. Fair value was based on a market approach using an independent third-party market price. The impairment was recorded within loss from discontinued operations, net of tax in the Consolidated Statements of Operations for the twelve months ended December 31, 2011.

The aggregate amortization expense (actual and estimated) for identifiable intangible assets for the following periods is:

	December 31, 2011	For the years ended December 31 (estimated)
In millions		2012	2013	2014	2015	2016
Amortization expense	$17	$40	$39	$38	$36	$32

Debt Obligations	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Obligations
DEBT OBLIGATIONS
As of December 31, 2011, the Company’s long term debt was $852 million. The Company’s long-term debt consists primarily of $840 million outstanding under the Company's new secured credit facility, $5 million in notes payable originating in the United States and $5 million related to capital lease obligations, each as described below.

Secured Credit Facility In August 2011, the Company entered into a new five-year secured credit facility (the Secured Credit Facility) with JPMorgan Chase Bank, N.A., as administrative agent, and a syndicate of lenders to borrow up to $1.4 billion. The Secured Credit Facility consists of a term loan facility in an aggregate principal amount of $700 million, of which $700 million was outstanding as of December 31, 2011, and a revolving credit facility in an aggregate principal amount of $700 million, of which $140 million was outstanding as of December 31, 2011. The revolving credit facility also allows a portion of the availability to be used for outstanding letters of credit, and as of December 31, 2011, outstanding letters of credit totaled approximately $21 million.

In connection with entering into the Secured Credit Facility, the Company retired the outstanding loans under its existing revolving credit facility and terminated that facility, and used borrowings under the Secured Credit Facility to fund a portion of the purchase price for its acquisition of Radiant.
The term loan facility is required to be repaid in quarterly installments of $17.5 million beginning March 31, 2013, with the balance of $455 million being due in August 2016. Borrowings under the revolving credit facility are due in August 2016. Amounts outstanding under the Secured Credit Facility bear interest, at the Company's option, at a base rate equal to the highest of (i) the federal funds rate plus 0.50%, (ii) the administrative agent's “prime rate” and (iii) the one-month LIBOR rate plus 1.00% (the Base Rate) or LIBOR, plus a margin ranging from 0.25% to 1.50% for Base Rate-based loans that are either term loans or revolving loans and ranging from 1.25% to 2.50% for LIBOR-based loans that are either term loans or revolving loans, depending on the Company's consolidated leverage ratio. The terms of the Secured Credit Facility also require certain other fees and payments to be made by the Company. Additionally, the Company is a party to an interest rate swap agreement that fixes the interest rate, based on LIBOR, on a portion of our LIBOR-indexed floating rate borrowings as discussed in Note 10, "Derivatives and Hedging Activities," of the Notes to Consolidated Financial Statements.
The Company's obligations under the Secured Credit Facility are guaranteed by certain of its wholly-owned domestic subsidiaries. The Secured Credit Facilities and these guarantees are secured by a first priority lien and security interest in certain equity interests owned by the Company and the guarantor subsidiaries in certain of their respective domestic and foreign subsidiaries. These security interests would be released if the Company achieves an “investment grade” rating, and would remain released so long as the Company maintained that rating.
The Secured Credit Facility includes affirmative, negative and financial covenants that restrict or limit the ability of the Company and its subsidiaries to, among other things, incur indebtedness; create liens on assets; engage in certain fundamental corporate changes or changes to the Company's business activities; make investments; sell or otherwise dispose of assets; engage in sale-leaseback or hedging transactions; repurchase stock, pay dividends or make similar distributions; repay other indebtedness; engage in certain affiliate transactions; or enter into agreements that restrict the Company's ability to create liens, pay dividends or make loan repayments. These covenants also require the Company to maintain:

•
a consolidated leverage ratio on the last day of any fiscal quarter, commencing with the fiscal quarter ending December 31, 2011, not to exceed (i) 3.50 to 1.00 for each fiscal quarter ending prior to December 31, 2013, (ii) 3.25 to 1.00 for each fiscal quarter ending on or after December 31, 2013 and prior to December 31, 2014, and (iii) 3.00 to 1.00 for each fiscal quarter ending on or after December 31, 2014; and

•
an interest coverage ratio of at least (i) 3.50 to 1.00, in the case of any four consecutive fiscal quarters ending prior to December 31, 2013, and (ii) 4.00 to 1.00, in the case of any four consecutive fiscal quarters ending on or after December 31, 2013.

The Secured Credit Facility also contains events of default, which are customary for similar financings. Upon the occurrence of an event of default, the lenders may, among other things, terminate the loan commitments, accelerate all loans and require cash collateral deposits in respect of outstanding letters of credit.
The Company may request, at any time and from time to time, but the lenders are not obligated to fund, the establishment of one or more term loans and/or revolving credit facilities with commitments in an aggregate amount not to exceed $500 million, the proceeds of which can be used for working capital requirements and other general corporate purposes.
In connection with the Secured Credit Facility, the Company deferred approximately $29 million of debt issuance costs, which are being amortized to interest expense over the life of the debt.
Notes Payable - The $5 million in notes payable mature in 2020 and bear interest at a rate of 9.49% per annum.
Industrial Revenue Bond – During 2009, NCR entered into a transaction with the Development Authority of Columbus, Georgia (the Development Authority). The transaction resulted in the issuance of approximately $5 million in taxable revenue bonds by the Development Authority. The Development Authority used the proceeds to purchase a manufacturing facility consisting of a building and fixtures. NCR and the Development Authority entered into a lease agreement, the terms of which provide NCR with a ten year lease of the facility for manufacturing purposes. Under the terms of the lease agreement, the rental payments made by NCR will be utilized by the Development Authority to repay the principal and interest (at a rate of 5%) of the bonds and NCR will have the option of acquiring the facility for a nominal amount at the end of the lease term. Based on the terms of the lease agreement, the transaction was accounted for as a capital lease, which resulted in the capitalization of the purchase price of the facility as an asset and recording of the capital lease obligation as long-term debt. The unamortized amount of the capital lease obligation included in long-term debt as of December 31, 2011 is $3 million.
Fair Value of Debt – The fair value of debt is based on a discounted cash flow model that incorporates a market yield curve based on the Company’s credit rating with adjustments for duration. As of December 31, 2011 and December 31, 2010, the fair value of debt was $855 million and $13 million, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
For the years ended December 31, income from continuing operations before income taxes consisted of the following:

In millions	2011	2010	2009
(Loss) income before income taxes
United States	$(110)	$(59)	$(137)
Foreign	306	195	230
Total income from continuing operations before income taxes	$196	$136	$93

For the years ended December 31, income tax (benefit) expense consisted of the following:

In millions	2011	2010	2009
Income tax (benefit) expense
Current
Federal	$2	$(8)	$1
State	1	1	7
Foreign	61	44	67
Deferred
Federal	(15)	(8)	(39)
State	—	(1)	(6)
Foreign	2	(39)	(22)
Total income tax (benefit) expense	$51	$(11)	$8

The following table presents the principal components of the difference between the effective tax rate and the U.S. federal statutory income tax rate for the years ended December 31:

In millions	2011	2010	2009
Income tax (benefit) expense at the U.S. federal tax rate of 35%	$68	$47	$33
Foreign income tax differential	(19)	(23)	(33)
U.S. permanent book/tax differences	3	2	(1)
Tax audit settlements	(12)	—	—
Change in liability for unrecognized tax benefits	2	4	11
Nondeductible transaction costs	4	—	—
Federal capital loss valuation allowance	5	—	—
Japan valuation allowance release	—	(40)	—
Other, net	—	(1)	(2)
Total income tax (benefit) expense	$51	$(11)	$8

NCR's tax provisions include a provision for income taxes in certain tax jurisdictions where its subsidiaries are profitable, but reflect only a portion of the tax benefits related to certain foreign subsidiaries' tax losses due to the uncertainty of the ultimate realization of future benefits from these losses. During 2011, we favorably settled examinations with the Canada Revenue Agency (CRA) for the tax years of 1997 through 2001 that resulted in a $12 million tax benefit. The 2010 tax benefit was favorably impacted by the release of a $40 million valuation allowance in the third quarter of 2010 that was no longer required on specific deferred tax assets in NCR’s subsidiary in Japan and by the mix of taxable profits and losses by country. The 2009 tax expense was favorably impacted by the mix of taxable profits and losses by country.

Deferred income tax assets and liabilities included in the Consolidated Balance Sheets as of December 31 were as follows:

In millions	2011	2010
Deferred income tax assets
Employee pensions and other benefits	$658	$540
Other balance sheet reserves and allowances	148	170
Tax loss and credit carryforwards	376	341
Capitalized research and development	67	57
Property, plant and equipment	49	18
Intangibles	—	5
Other	56	47
Total deferred income tax assets	1,354	1,178
Valuation allowance	(412)	(410)
Net deferred income tax assets	942	768
Deferred income tax liabilities
Intangibles	81	—
Capitalized software	10	11
Other	9	7
Total deferred income tax liabilities	100	18
Total net deferred income tax assets	$842	$750

NCR recorded valuation allowances related to certain deferred income tax assets due to the uncertainty of the ultimate realization of the future benefits from those assets. The valuation allowances cover deferred tax assets, primarily tax loss carryforwards, in tax jurisdictions where there is uncertainty as to the ultimate realization of a benefit from those tax losses. At December 31, 2011, our net deferred tax assets in the United States totaled approximately $704 million. For the three year period ended December 31, 2011, we had a cumulative net loss from continuing operations before income taxes, which is generally considered a negative indicator about our ability to realize the benefits of those assets. We further evaluated the realizability of the U.S. deferred tax assets by weighing other positive and negative evidence, including our history of taxable income in the U.S., the fact that in our recent history, deductible attributes have not expired unused, and the substantial length of time over which our deferred tax assets relating to employee pensions may be realized. Through this assessment, realization of the related benefits was determined to be more likely than not. If we are unable to generate sufficient future taxable income in the time period within which the temporary differences underlying our deferred tax assets become deductible, or before the expiration of our loss and credit carryforwards, additional valuation allowance could be required.

As of December 31, 2011, NCR had U.S. federal and foreign tax attribute carryforwards of approximately $848 million. The net operating loss carryforwards, subject to expiration, expire in the year 2012 through 2031. In addition, the company had US tax credit carryforwards of $68 million. Approximately $22 million of the credit carryforwards do not expire, and $46 million expires in the years 2018 through 2031.

The aggregate changes in the balance of our gross unrecognized tax benefits were as follows for the years ended December 31:

In millions	2011	2010
Gross unrecognized tax benefits - January 1	$285	$288
Increases related to tax positions from prior years	18	16
Decreases related to tax positions from prior years	(28)	(23)
Increases related to tax provisions taken during the current year	23	30
Settlements with tax authorities	(33)	(11)
Lapses of statutes of limitation	(13)	(15)
Total gross unrecognized tax benefits - December 31	$252	$285

Of the total amount of gross unrecognized tax benefits as of December 31, 2011 up to $131 million would affect NCR’s effective tax rate if realized. The Company’s liability arising from uncertain tax positions is recorded in income tax accruals in the Consolidated Balance Sheets.

We recognized interest and penalties associated with uncertain tax positions as part of the provision for income taxes in our Consolidated Statements of Operations of $11 million of benefit, $9 million of benefit, and $6 million of expense for the years ended December 31, 2011, 2010, and 2009, respectively. The gross amount of interest and penalties accrued as of December 31, 2011 and 2010 was $48 million and $60 million, respectively.

In the U.S., NCR files consolidated federal and state income tax returns where statutes of limitations generally range from three to five years. Although the Company resolved examinations for the tax years of 2007 and 2008 with the Internal Revenue Service (IRS) in 2011, U.S. federal tax years remain open from 2008 forward. In 2011, the IRS commenced an examination of our 2009 and 2010 income tax returns and Radiant's 2009 income tax return, which are ongoing. NCR and its subsidiaries also file income tax returns in international jurisdictions where statutes of limitations generally range from three to five years. Years beginning after 1999 are still open to examination by certain foreign taxing authorities, including several major taxing jurisdictions. We are open to examination from 2001 onward in Japan, Korea and India and from 2002 onward in Canada.

During 2012, the Company expects to resolve certain Canadian tax matters related to 2003. As of December 31, 2011, we estimate that it is reasonably possible that unrecognized tax benefits may be reduced from $8 million to $12 million in the next 12 months due to the resolution of these issues. With the exception of the Canada matter, the Company does not expect any significant changes in unrecognized tax benefits in 2012.

NCR did not provide for U.S. federal income taxes or foreign withholding taxes in 2011 on approximately $1.2 billion of undistributed earnings of its foreign subsidiaries as such earnings are intended to be reinvested indefinitely. Quantification of the deferred tax liability, if any, associated with these undistributed earnings is not practicable.

See the Consolidated Statements of Changes in Stockholders’ Equity for details of the tax effects on the components of other comprehensive income and Note 8, “Employee Benefit Plans.”

Employee Stock Compensation Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Stock Compensation Plans
EMPLOYEE STOCK COMPENSATION PLANS
The Company recognizes all share-based payments, including grants of stock options, as compensation expense in its financial statements based on their fair value.

As of December 31, 2011, the Company’s primary types of stock-based compensation were stock options and restricted stock. The Company recorded stock-based compensation expense, the components of which are further described below, for the years ended December 31 as follows:

In millions	2011	2010	2009
Stock options	$6	$6	$14
Restricted stock	27	15	(2)
Total stock-based compensation (pre-tax)	33	21	12
Tax benefit	(10)	(7)	(3)
Total stock-based compensation (net of tax)	$23	$14	$9

Stock-based compensation expense for the years ended December 31, 2011, 2010 and 2009 was computed using the fair value of options as calculated using the Black-Scholes option-pricing model. The weighted average fair value of option granted was estimated based on the below weighted average assumptions and was $7.38 per share in 2011, $5.49 per share in 2010, and $4.78 per share in 2009.

	2011	2010	2009
Dividend yield	—	—	—
Risk-free interest rate	2.04%	2.27%	1.98%
Expected volatility	40.4%	46.8%	44.1%
Expected holding period (years)	5.1	4.8	5.0

Expected volatility incorporates a blend of both historical volatility of the Company’s stock over a period equal to the expected term of the options and implied volatility from traded options on the Company’s stock, as management believes this is more representative of prospective trends. The Company uses historical data to estimate option exercise and employee terminations within the valuation model. The expected holding period represents the period of time that options are expected to be outstanding. The risk-free interest rate for periods within the contractual life of the option is based on the five-year U.S. Treasury yield curve in effect at the time of grant.

Approximately 17 million shares are authorized to be issued under the 2011 Amended and Restated Stock Incentive Plan (formerly the 2006 Stock Incentive Plan) (SIP). Details of the Company's stock-based compensation plans are discussed below.

Stock Options

The SIP provides for the grant of several different forms of stock-based compensation, including stock options to purchase shares of NCR common stock. The Compensation and Human Resource Committee of the Board of Directors has discretion to determine the material terms and conditions of option awards under the SIP, provided that (i) the exercise price must be no less than the fair market value of NCR common stock (defined as the closing price) on the date of grant, (ii) the term must be no longer than ten years, and (iii) in no event shall the normal vesting schedule provide for vesting in less than one year. Other terms and conditions of an award of stock options will be determined by the Compensation and Human Resource Committee of the Board of Directors as set forth in the agreement relating to that award. The Compensation and Human Resource Committee has authority to administer the SIP, except that the Committee on Directors and Governance will administer the SIP with respect to non-employee members of the Board of Directors. New shares of the Company’s common stock are issued as a result of stock option exercises.

The following table summarizes the Company’s stock option activity for the year ended December 31, 2011:

Shares in thousands	Shares Under Option	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of January 1	9,559	$15.72
Granted	118	$19.15
Exercised	(1,154)	$11.82
Forfeited or expired	(367)	$17.95
Outstanding as of December 31	8,156	$16.23	4.99	$17
Fully vested and expected to vest as of December 31	8,030	$16.25	4.95	$17
Exercisable as of December 31	6,707	$16.49	4.41	$13

The total intrinsic value of all options exercised was $8 million in 2011, $3 million in 2010, and $1 million in 2009. Cash received from option exercises under all share-based payment arrangements was $13 million in 2011, $6 million in 2010, and $4 million in 2009. The tax benefit realized from these exercises was $3 million in 2011, $1 million in 2010, and minimal in 2009. As of December 31, 2011, there was $5 million of total unrecognized compensation cost related to unvested stock option grants. The cost is expected to be recognized over a weighted-average period of 1.7 years.

Restricted Stock and Restricted Stock Units

The SIP also provides for the issuance of restricted stock, as well as restricted stock units. These types of awards can have either service-based or performance-based vesting with performance goals being established by the Compensation and Human Resource Committee. Any grant of restricted stock or restricted stock units is subject to a vesting period of at least three years, except that a one-year term of service may be required if vesting is conditioned upon achievement of performance goals. Performance-based grants are subject to future performance measurements, which include NCR’s achievement of specific return on capital and cumulative net operating profit levels (as defined in the SIP) during the performance period. Performance-based grants must be earned, based on performance, before the actual number of shares to be awarded is known. The Company considers the likelihood of meeting the performance criteria based upon management’s estimates and analysis of achievement against the performance criteria. At the date of grant, a recipient of restricted stock has all the rights of a stockholder subject to certain restrictions on transferability and a risk of forfeiture. A recipient of restricted stock units does not have the rights of a stockholder and is subject to restrictions on transferability and risk of forfeiture. Other terms and conditions applicable to any award of restricted stock or restricted stock units will be determined by the Compensation and Human Resource Committee and set forth in the agreement relating to that award.

The following table reports restricted stock activity during the year ended December 31, 2011:

Shares in thousands	Number of Shares	Weighted Average Grant-Date Fair Value per Share
Unvested shares as of January 1	3,827	$13.79
Shares granted	2,449	$18.84
Shares vested	(77)	$14.31
Shares forfeited	(815)	$19.44
Unvested shares as of December 31	5,384	$15.22

The total intrinsic value of shares vested and distributed was $1 million in 2011, $9 million in 2010, and $5 million in 2009. As of December 31, 2011, there was $48 million of unrecognized compensation cost related to unvested restricted stock grants. The unrecognized compensation cost is expected to be recognized over a remaining weighted-average period of 1.5 years.

The following table represents the composition of restricted stock grants in 2011:

Shares in thousands	Number of Shares	Weighted Average Grant-Date Fair Value
Service-based shares	1,430	$18.50
Performance-based shares	1,019	$19.32
Total restricted stock grants	2,449	$18.84

Other Share-based Plans

The Employee Stock Purchase Plan (ESPP) enables eligible employees to purchase NCR’s common stock at a discount to the average of the highest and lowest sale prices on the last trading day of each month. The ESPP discount is 5% of the average market price. Accordingly, this plan is considered non-compensatory. Employees may authorize payroll deductions of up to 10% of eligible compensation for common stock purchases. Employees purchased approximately 0.3 million shares in 2011, 0.4 million shares in 2010, and 0.5 million shares in 2009 for approximately $5 million in 2011, $5 million in 2010, and $5 million in 2009. A total of 4 million shares were originally authorized to be issued under the new ESPP and approximately 2.2 million authorized shares remain unissued as of December 31, 2011.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans [Text Block]
EMPLOYEE BENEFIT PLANS
Pension, Postretirement and Postemployment Plans NCR sponsors defined benefit plans for many of its U.S. and international employees. For salaried employees, the defined benefit plans are based primarily upon compensation and years of service. For certain hourly employees in the U.S., the benefits are based on a fixed dollar amount per years of service. NCR’s U.S. pension plans ceased the accrual of additional benefits after December 31, 2006 and are closed to new participants. Certain international plans are also closed to new participants. NCR’s funding policy is to contribute annually not less than the minimum required by applicable laws and regulations. Assets of NCR’s defined benefit plans are primarily invested in publicly traded common stocks, corporate and government debt securities, real estate investments, and cash or cash equivalents.

NCR recognizes the funded status of each applicable plan on the Consolidated Balance Sheets. Each overfunded plan is recognized as an asset and each underfunded plan is recognized as a liability. Changes to the funded status are recognized as a component of accumulated other comprehensive loss in stockholders’ equity.

Prior to September 1998, substantially all U.S. employees who reached retirement age while working for NCR were eligible to participate in a postretirement benefit plan. The plan provides medical care and life insurance benefits to retirees and their eligible dependents. In September 1998, the plan was amended whereby U.S. participants who had not reached a certain age and years of service with NCR were no longer eligible for such benefits. Non-U.S. employees are typically covered under government-sponsored programs, and NCR generally does not provide postretirement benefits other than pensions to non-U.S. retirees. NCR generally funds these benefits on a pay-as-you-go basis.

NCR offers various postemployment benefits to involuntarily terminated and certain inactive employees after employment but before retirement. These benefits are paid in accordance with NCR’s established postemployment benefit practices and policies. Postemployment benefits may include disability benefits, supplemental unemployment benefits, severance, workers’ compensation benefits, and continuation of healthcare benefits and life insurance coverage. NCR provides appropriate accruals for these postemployment benefits. These postemployment benefits are funded on a pay-as-you-go basis.

Amounts to be Recognized

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost (income) during 2012 are as follows:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Prior service cost (income)	$—	$3	$3	$(18)	$(6)
Actuarial loss	$52	$59	$111	$3	$10

Pension Plans

Reconciliation of the beginning and ending balances of the benefit obligations for NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2011	2010	2011	2010	2011	2010
Change in benefit obligation
Benefit obligation as of January 1	$3,595	$3,404	$1,927	$1,963	$5,522	$5,367
Net service cost	—	—	15	15	15	15
Interest cost	182	190	90	89	272	279
Amendment	—	—	(3)	9	(3)	9
Actuarial loss	451	203	126	—	577	203
Benefits paid	(201)	(202)	(121)	(114)	(322)	(316)
Plan participant contributions	—	—	3	3	3	3
Currency translation adjustments	—	—	(4)	(38)	(4)	(38)
Benefit obligation as of December 31	$4,027	$3,595	$2,033	$1,927	$6,060	$5,522
Accumulated benefit obligation as of December 31	$4,027	$3,595	$1,955	$1,850	$5,982	$5,445

A reconciliation of the beginning and ending balances of the fair value of the plan assets of NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2011	2010	2011	2010	2011	2010
Change in plan assets
Fair value of plan assets as of January 1	$2,692	$2,582	$1,833	$1,737	$4,525	$4,319
Actual return on plan assets	233	303	154	136	387	439
Company contributions	9	9	116	96	125	105
Benefits paid	(201)	(202)	(121)	(114)	(322)	(316)
Currency translation adjustments	—	—	(4)	(25)	(4)	(25)
Plan participant contributions	—	—	3	3	3	3
Fair value of plan assets as of December 31	$2,733	$2,692	$1,981	$1,833	$4,714	$4,525

The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2011	2010	2011	2010	2011	2010
Funded Status	$(1,294)	$(903)	$(52)	$(94)	$(1,346)	$(997)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	$—	$—	$339	$286	$339	$286
Current liabilities	(8)	(8)	(15)	(16)	(23)	(24)
Noncurrent liabilities	(1,286)	(895)	(376)	(364)	(1,662)	(1,259)
Net amounts recognized	$(1,294)	$(903)	$(52)	$(94)	$(1,346)	$(997)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$1,272	$1,021	$781	$765	$2,053	$1,786
Prior service cost	—	—	3	9	3	9
Total	$1,272	$1,021	$784	$774	$2,056	$1,795

For pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of assets were $4,831 million, $4,802 million, and $3,173 million, respectively, as of December 31, 2011, and $4,431 million, $4,376 million and $3,162 million, respectively, as of December 31, 2010.

The net periodic benefit (income) cost of the pension plans for the years ended December 31 was as follows:

In millions	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Net service cost	$—	$—	$—	$15	$15	$17	$15	$15	$17
Interest cost	182	190	195	90	89	92	272	279	287
Expected return on plan assets	(156)	(166)	(180)	(110)	(109)	(110)	(266)	(275)	(290)
Settlement charge	—	—	—	3	8	3	3	8	3
Amortization of:
Prior service cost	—	—	—	6	—	1	6	—	1
Actuarial loss	123	119	94	69	62	47	192	181	141
Net benefit cost	$149	$143	$109	$73	$65	$50	$222	$208	$159

During 2009, NCR closed its United Kingdom-based manufacturing operation, resulting in a significant reduction in the number of employees enrolled in one of our defined benefit plans. The workforce reduction was accounted for as a curtailment and as such, the actuarial liability associated with the plan was re-measured as of July 1, 2009. As a result, the pension liability and accumulated other comprehensive loss were increased by $35 million. This curtailment did not have a material impact on net income from continuing operations in 2009.

In May of 2009, NCR completed a consultation process with employee representatives, which was required to freeze the benefits in one of our United Kingdom defined benefit plans, effective July 1, 2009. This action was accounted for as a curtailment and as such, the actuarial liability associated with the plan was re-measured as of May 31, 2009. As a result, the prepaid pension asset and accumulated other comprehensive income were reduced by $85 million. This curtailment did not have a material impact on net income from continuing operations in 2009.

The weighted average rates and assumptions used to determine benefit obligations as of December 31 were as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
	2011	2010	2011	2010	2011	2010
Discount rate	4.0%	5.3%	4.1%	4.6%	4.0%	5.0%
Rate of compensation increase	N/A	N/A	3.0%	3.5%	3.0%	3.5%

The weighted average rates and assumptions used to determine net periodic benefit cost for the years ended December 31 were as follows:

	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Discount rate	5.3%	5.8%	6.3%	4.6%	4.9%	5.3%	5.0%	5.4%	5.9%
Expected return on plan assets	6.8%	7.5%	7.8%	5.5%	6.0%	6.1%	6.3%	6.9%	7.1%
Rate of compensation increase	N/A	N/A	N/A	3.5%	3.7%	3.9%	3.5%	3.7%	3.9%

The discount rate used to determine December 31, 2011 U.S. benefit obligations was derived by matching the plans’ expected future cash flows to the corresponding yields from the Citigroup Pension Discount Curve. This yield curve has been constructed to represent the available yields on high-quality, fixed-income investments across a broad range of future maturities. International discount rates were determined by examining interest rate levels and trends within each country, particularly yields on high-quality, long-term corporate bonds, relative to our future expected cash flows.

NCR employs a building block approach as its primary approach in determining the long-term expected rate of return assumptions for plan assets. Historical market returns are studied and long-term relationships between equities and fixed income are preserved consistent with the widely accepted capital market principle that assets with higher volatilities generate higher returns over the long run. Current market factors, such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The expected long-term portfolio return is established for each plan via a building block approach with proper rebalancing consideration. The result is then adjusted to reflect additional expected return from active management net of plan expenses. Historical plan returns, the expectations of other capital market participants, and peer data are all used to review and assess the results for reasonableness and appropriateness.

The expected return on plan assets component of pension expense for our U.S. pension plan was determined using the expected rate of return and a calculated value of assets, referred to as the “market-related value.” The market-related value for this plan was $2,496 million and $2,421 million as of December 31, 2011 and 2010, respectively, which is less than the fair value of plan assets by $234 million and $269 million, respectively. Differences between the assumed and actual returns are amortized to the market-related value on a straight-line basis over a five-year period. Differences in excess of 10% of the market value are recognized immediately. Similar approaches are employed in determining expense for NCR’s international plans.

Gains and losses have resulted from changes in actuarial assumptions and from differences between assumed and actual experience, including, among other items, changes in discount rates and differences between actual and assumed asset returns. These gains and losses (except those differences being amortized to the market-related value) are only amortized to the extent that they exceed 10% of the higher of the market-related value or the projected benefit obligation of each respective plan. As a result, for the U.S. pension plan, unrecognized net losses of $391 million are not expected to be amortized during fiscal 2012. The remaining unrecognized net losses in excess of the corridor are $1,078 million.

In 2012, this loss will be amortized over the expected remaining lifetime of plan participants because almost all of the participants are inactive. This is a change from prior years in which losses were amortized over the expected service period of active plan participants . For NCR's other U.S. and international plans where all or almost all of the plan participants are inactive, the gains or losses will also be amortized over the expected remaining lifetime of the participants. In 2012, the UK London marketing plan will also begin amortizing losses over the expected remaining lifetime of plan participants.

Plan Assets The weighted average asset allocations as of December 31, 2011 and 2010 by asset category are as follows:

	U.S. Pension Fund			International Pension Fund
	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation
	2011	2010		2011	2010
Equity securities	18%	38%	16 - 20%	24%	45%	24 - 31%
Debt securities	80%	59%	77 - 83%	65%	44%	61 - 68%
Real estate	2%	3%	1 - 3%	6%	5%	3 - 5%
Other	—%	—%	0 - 1%	5%	6%	3 - 6%
Total	100%	100%		100%	100%

The fair value of plan assets as of December 31, 2011 and 2010 by asset category is as follows:

		U.S.				International
In millions	Notes	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity securities:
Preferred stock	1	$—	$—	$—	$—	$1	$1	$—	$—
Common stock	1	201	200	—	1	259	259	—	—
Fixed income securities:
Government securities	2	225	—	225	—	163	—	163	—
Corporate debt	3	781	—	781	—	88	—	88	—
Other types of investments:
Money market funds	4	32	—	32	—	40	—	40	—
Common and commingled trusts - Equities	4	209	—	209	—	123	—	123	—
Common and commingled trusts - Bonds	4	964	—	964	—	968	—	968	—
Common and commingled trusts - Short Term Investments	4	20	—	20	—	—	—	—	—
Common and commingled trusts - Balanced	4	1	—	1	—	31	—	31	—
Partnership/joint venture interests - Real estate	5	42	—	—	42	—	—	—	—
Partnership/joint venture interests - Other	5	53	—	—	53	55	—	—	55
Mutual funds	4	200	200	—	—	60	60	—	—
Insurance products	4	1	—	1	—	54	—	54	—
Real estate and other	5	4	4	—	—	139	7	—	132
Total		$2,733	$404	$2,233	$96	$1,981	$327	$1,467	$187

		U.S.				International
In millions	Notes	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity securities:
Preferred stock	1	$3	$3	$—	$—	$—	$—	$—	$—
Common stock	1	554	553	—	1	483	483	—	—
Fixed income securities:
Government securities	2	138	—	138	—	—	—	—	—
Corporate debt	3	351	—	351	—	178	—	178	—
Other types of investments:
Money market funds	4	35	—	35	—	38	—	38	—
Common and commingled trusts - Equities	4	365	—	365	—	317	—	317	—
Common and commingled trusts - Bonds	4	872	—	872	—	521	—	521	—
Common and commingled trusts - Short Term Investments	4	53	—	53	—	—	—	—	—
Common and commingled trusts - Balanced	4	1	—	1	—	36	—	36	—
Partnership/joint venture interests - Real estate	5	30	—	—	30	—	—	—	—
Partnership/joint venture interests - Other	5	75	—	—	75	55	—	—	55
Mutual funds	4	178	178	—	—	35	35	—	—
Insurance products	4	—	—	—	—	51	—	51	—
Real estate and other	5	37	34	—	3	119	—	—	119
Total		$2,692	$768	$1,815	$109	$1,833	$518	$1,141	$174

Notes:

1.	Common and preferred stocks are valued based on quoted market prices at the closing price as reported on the active market on which the individual securities are traded.

2.
Government securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields on similar instruments but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

3.
Corporate debt is valued primarily based on observable market quotations for similar bonds at the closing price reported on the active market on which the individual securities are traded. When such quoted prices are not available, the bonds are valued using a discounted cash flows approach using current yields on similar instruments of issuers with similar credit ratings.

4.
Common/collective trusts and registered investment companies (RICs) such as mutual funds are valued using a Net Asset Value (NAV) provided by the manager of each fund. The NAV is based on the underlying net assets owned by the fund, divided by the number of shares or units outstanding. The fair value of the underlying securities within the fund, which are generally traded on an active market, are valued at the closing price reported on the active market on which those individual securities are traded. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiple and cost valuation approaches, are employed by the fund manager to value investments. This valuation approach is often used in valuing insurance products with underlying investments in mutual funds, commingled funds and pooled separate accounts.

5.
Partnership/joint ventures and hedge funds are valued based on the fair value of the underlying securities within the fund, which include investments both traded on an active market and not traded on an active market. For those investments that are traded on an active market, the values are based on the closing price reported on the active market on which those individual securities are traded and in the case of hedge funds they are valued using a Net Asset Value (NAV) provided by the manager of each fund. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiples and cost valuation approaches, are employed by the fund manager to value investments.

The following table presents the reconciliation of the beginning and ending balances of those plan assets classified within Level 3 of the valuation hierarchy. When the determination is made to classify the plan assets within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.

In millions	U.S. Pension Plans	International Pension Plans
Balance, December 31, 2009	$124	$143
Realized and unrealized gains and losses, net	10	16
Purchases, sales and settlements, net	(7)	(2)
Transfers, net	(18)	17
Balance, December 31, 2010	$109	$174
Realized and unrealized gains and losses, net	1	2
Purchases, sales and settlements, net	(15)	11
Transfers, net	1	—
Balance, December 31, 2011	$96	$187

Investment Strategy NCR has historically employed a total return investment approach, whereby a mix of fixed-income, equities and real estate investments are used to maximize the long-term return of plan assets subject to a prudent level of risk. The risk tolerance is established for each plan through a careful consideration of plan liabilities, plan funded status and corporate financial condition. During the first quarter of 2010, the Company completed a comprehensive analysis of its capital allocation strategy, with specific focus on its approach to pension management. As a result of this analysis, the Company implemented a plan to reduce future volatility in the value of assets held by the U.S. pension plan by rebalancing the asset allocation to a portfolio of entirely fixed income assets by the end of 2012. At the end of 2011, the Company had reallocated approximately 80% of pension assets to fixed income assets compared to 60% at the end of 2010. Similar investment strategy changes are under consideration or being implemented in a number of NCR’s international plans.

The investment portfolios contain a diversified blend of fixed-income and equity investments. Furthermore, fixed-income assets are also diversified across U.S. and non-U.S. issuers, type of fixed-income security (i.e., government bonds, corporate bonds, mortgage-backed securities) and credit quality. Equity investments are diversified across U.S. and non-U.S. stocks, small and large capitalization stocks, and growth and value stocks. Where applicable, real estate investments are made through real estate securities, partnership interests or direct investment and are diversified by property type and location. Other assets, such as cash or private equity are used judiciously to improve portfolio diversification and enhance risk-adjusted portfolio returns. Derivatives may be used to adjust market exposures in an efficient and timely manner. Due to the timing of security purchases and sales, cash held by fund managers is classified in the same asset category as the related investment. Rebalancing algorithms are applied to keep the asset mix of the plans from deviating excessively from their targets. Investment risk is measured and monitored on an ongoing basis through regular performance reporting, investment manager reviews, actuarial liability measurements and periodic investment strategy reviews.

Postretirement Plans

Reconciliation of the beginning and ending balances of the benefit obligation for NCR's U.S. postretirement plan is as follows:

	Postretirement Benefits
In millions	2011	2010
Change in benefit obligation
Benefit obligation as of January 1	$55	$111
Gross service cost	—	—
Interest cost	2	5
Amendment	—	(44)
Actuarial loss (gain)	(6)	(6)
Plan participant contributions	4	5
Benefits paid	(11)	(16)
Benefit obligation as of December 31	$44	$55

In December 2010, the Company approved and announced changes in the benefits provided under its previously closed U.S. Post-65 Retiree Medical Plan which became effective February 1, 2011. With these changes, the majority of the Plan’s participants will receive a fixed subsidy instead of the indemnity benefit previously provided. This change reduced the Company’s postretirement plan liability and accumulated other comprehensive loss by $44 million.

The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	Postretirement Benefits
In millions	2011	2010
Benefit obligation	$(44)	$(55)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(8)	$(10)
Noncurrent liabilities	(36)	(45)
Net amounts recognized	$(44)	$(55)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$33	$42
Prior service benefit	(102)	(120)
Total	$(69)	$(78)

The net periodic benefit (income) cost of the postretirement plan for the years ended December 31 was:

In millions	Postretirement Benefits
	2011	2010	2009
Interest cost	$2	$5	$7
Net service cost	—	—	—
Amortization of:
Prior service benefit	(18)	(13)	(13)
Actuarial loss	3	4	3
Net periodic benefit (income) cost	$(13)	$(4)	$(3)

The assumptions utilized in accounting for postretirement benefit obligations as of December 31 and for postretirement benefit income for the years ended December 31 were:

	Postretirement Benefit Obligations		Postretirement Benefit Costs
	2011	2010	2011	2010	2009
Discount rate	3.3%	4.3%	4.3%	5.0%	6.3%

Assumed healthcare cost trend rates as of December 31 were:

	2011		2010
	Pre-65 Coverage	Post-65 Coverage	Pre-65 Coverage	Post-65 Coverage
Healthcare cost trend rate assumed for next year	8.5%	6.8%	9.0%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate rate	2018	2018	2018	2018

In addition, a one percentage point change in assumed healthcare cost trend rates would have the following effects on the postretirement benefit income and obligation:

In millions	1% Increase	1% Decrease
Service cost and interest cost for the year ended December 31, 2011	$—	$—
Postretirement benefit obligation as of December 31, 2011	$1	$(1)

Postemployment Benefits

Reconciliation of the beginning and ending balances of the benefit obligation for NCR's postemployment plan was:

	Postemployment Benefits
In millions	2011	2010
Change in benefit obligation
Benefit obligation as of January 1	$313	$307
Restructuring program cost	6	(1)
Service cost	25	22
Interest cost	10	11
Amendments	(41)	(5)
Benefits paid	(31)	(51)
Foreign currency exchange	2	—
Actuarial (gain) loss	(20)	30
Benefit obligation as of December 31	$264	$313

During the fourth quarter of 2011, the Company approved changes in the benefits provided under its severance plan in Japan. With these changes, the plan's participants will receive a reduced benefit. This change reduced the Company’s postemployment plan liability and accumulated other comprehensive loss by $44 million.

The following tables present the funded status and the reconciliation of the unfunded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss at December 31:

	Postemployment Benefits
In millions	2011	2010
Benefit obligation	$(264)	$(313)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(44)	$(49)
Noncurrent liabilities	(220)	(264)
Net amounts recognized	$(264)	$(313)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$97	$129
Prior service benefit	(40)	(6)
Total	$57	$123

The net periodic benefit cost of the postemployment plan for the years ended December 31 was:

In millions	Postemployment Benefits
	2011	2010	2009
Service cost	$25	$22	$25
Interest cost	10	11	13
Amortization of:
Prior service benefit	(9)	(1)	(1)
Actuarial loss	14	12	12
Net benefit cost	$40	$44	$49
Restructuring severance cost	6	(1)	—
Net periodic benefit cost	$46	$43	$49

During the third quarter of 2011, NCR recorded approximately $6 million of severance costs related to the acquisition of Radiant.

During the second quarter of 2011, NCR announced a change in the long term disability benefits provided to former employees, effective July 1, 2011. This action reduced the actuarial liability associated with this benefit by approximately $6 million in the second quarter of 2011.

The weighted average assumptions utilized in accounting for postemployment benefit obligations as of December 31 and for postemployment benefit costs for the years ended December 31 were:

	Postemployment Benefit Obligations		Postemployment Benefit Costs
	2011	2010	2011	2010	2009
Discount rate	3.5%	3.9%	3.9%	4.3%	4.6%
Salary increase rate	3.2%	3.4%	3.4%	3.6%	3.6%
Involuntary turnover rate	5.5%	5.5%	5.5%	5.0%	5.0%

The below table presents each relevant component of other comprehensive income related to NCR's benefit plans as of December 31, 2011, including the tax effects of each component:

In millions	Before-Tax Amount	Tax Benefit (Expense)	Net-of-Tax Amount
Prior service benefit during year	$37	$(12)	$25
Amortization of prior service benefit	(14)	6	(8)
Net loss arising during year	(425)	131	(294)
Actuarial loss included in benefits expense	212	(58)	154
Total benefit plans	$(190)	$67	$(123)

Cash Flows Related to Employee Benefit Plans

Cash Contributions NCR plans to contribute $85 million to the U.S. qualified pension plan, approximately $120 million to the international pension plans and $10 million to the executive pension plan in 2012. Due to the decline in the fair value of our pension plan assets in 2008, we continue to have a significant, underfunded pension obligation that may require material increases in cash contributions in future years. The Company also plans to make contributions of $7 million to the U.S. postretirement plan and $60 million to the postemployment plan in 2012.

Estimated Future Benefit Payments NCR expects to make the following benefit payments reflecting past and future service from its pension, postretirement and postemployment plans:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Year
2012	$227	$102	$329	$7	$60
2013	$229	$102	$331	$6	$40
2014	$232	$102	$334	$6	$38
2015	$235	$100	$335	$5	$36
2016	$238	$105	$343	$4	$35
2017 - 2021	$1,229	$517	$1,746	$13	$149

Savings Plans U.S. employees and many international employees participate in defined contribution savings plans. These plans generally provide either a specified percent of pay or a matching contribution on participating employees’ voluntary elections. NCR’s matching contributions typically are subject to a maximum percentage or level of compensation. Employee contributions can be made pre-tax, after-tax or a combination thereof. The expense under the U.S. plan was approximately $8 million in 2011, $8 million in 2010, and $8 million in 2009. The expense under international and subsidiary savings plans was $16 million in 2011, $14 million in 2010, and $15 million in 2009.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
In the normal course of business, NCR is subject to various proceedings, lawsuits, claims and other matters, including, for example, those that relate to the environment and health and safety, employee benefits, import/export compliance, intellectual property, data privacy and security, product liability, commercial disputes and regulatory compliance, among others. Additionally, NCR is subject to diverse and complex laws and regulations, including those relating to corporate governance, public disclosure and reporting, environmental safety and the discharge of materials into the environment, product safety, import and export compliance, data privacy and security, antitrust and competition, government contracting, anti-corruption, and labor and human resources, which are rapidly changing and subject to many possible changes in the future. Compliance with these laws and regulations, including changes in accounting standards, taxation requirements, and federal securities laws among others, may create a substantial burden on, and substantially increase costs to NCR or could have an impact on NCR's future operating results. NCR believes the amounts provided in its Consolidated Financial Statements, as prescribed by GAAP, are currently adequate in light of the probable and estimable liabilities with respect to such matters, but there can be no assurances that the amounts required to satisfy alleged liabilities from such matters will not impact future operating results. Other than as stated below, the Company does not currently expect to incur material capital expenditures related to such matters. However, there can be no assurances that the actual amounts required to satisfy alleged liabilities from various lawsuits, claims, legal proceedings and other matters, including, but not limited to the Fox River environmental matter and other matters discussed below, and to comply with applicable laws and regulations, will not exceed the amounts reflected in NCR’s Consolidated Financial Statements or will not have a material adverse effect on its consolidated results of operations, capital expenditures, competitive position, financial condition or cash flows. Any costs that may be incurred in excess of those amounts provided as of December 31, 2011 cannot currently be reasonably determined, or are not currently considered probable.
The United States Department of Justice is conducting an investigation regarding the propriety of the Company’s former Teradata Data Warehousing business’s arrangements and understandings with others in connection with certain federal contracts. In connection with the spin-off of Teradata on September 30, 2007, the responsibility for this matter, together with the related reserve, was distributed to Teradata Corporation. While the Company may be subject to ostensible exposure inasmuch as it was the contracting party in the matter at issue, Teradata Corporation is generally obligated to indemnify the Company for any losses arising out of this matter.
A separate portion of the government’s investigation relates to the adequacy of pricing disclosures made to the government in connection with negotiation of the Company’s General Services Administration Federal Supply Schedule and to whether certain subsequent price reductions were properly passed on to the government. Both Teradata Corporation and the Company are participating in this aspect of the investigation, with respect to certain products and services of each of them, and each will assume financial responsibility for its own exposures, if any, without indemnification from the other. At this time, the Company is unable to determine whether it has probable liability with respect to this aspect of the investigation.
In December 2010, a jury in a New York federal court awarded approximately $8 million, which NCR recognized as selling, general and administrative expense during 2010, to a plaintiff in a suit over a commission arrangement purportedly entered into by the Company's consumables business in 2003. The Company has filed an appeal.
In relation to a patent infringement case filed by a company known as Automated Transactions, Limited (ATL) the Company agreed to defend and indemnify its customers, 7-Eleven and Cardtronics. On behalf of those customers, the Company won summary judgment in the case in March 2011. ATL has sought appellate review of that ruling. ATL contends that Vcom terminals sold by the Company to 7-Eleven (Cardtronics ultimately purchased the business from 7-Eleven) infringe certain ATL patents that purport to relate to the combination of an ATM with an Internet kiosk, in which a retail transaction can be realized over an Internet connection provided by the kiosk. Independent of the litigation, the U.S. Patent and Trademark Office (USPTO) rejected the parent patent as invalid in view of certain prior art, although related continuation patents were not reexamined by the USPTO. ATL filed a second suit against the same companies with respect to a broader range of ATMs, based on the same patents plus a more recently issued patent; that suit is currently subject to a stay pending resolution of the case in which summary judgment was granted. ATL also filed a third suit against two financial institutions and a reseller in 2009; NCR is a third-party defendant in the case, by virtue of an indemnification complaint filed in 2011. In that third suit, ATL alleges infringement of some of the same patents at issue in the other suits. While the Company does not believe that ATL's patent claims are meritorious, if ATL's claims are successful potential royalties or damages could cause the Company to incur liability that could be material to it, and such royalties or damages could adversely impact its ATM business.
Environmental Matters NCR’s facilities and operations are subject to a wide range of environmental protection laws, and NCR has investigatory and remedial activities underway at a number of facilities that it currently owns or operates, or formerly owned or operated, to comply, or to determine compliance, with such laws. Also, NCR has been identified, either by a government agency or by a private party seeking contribution to site clean-up costs, as a potentially responsible party (PRP) at a number of sites pursuant to various state and federal laws, including the Federal Water Pollution Control Act, the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA) and comparable state statutes. Other than the Fox River matter and the litigation expenses in the Kalamazoo River matter detailed below, we currently do not anticipate material expenses and liabilities from these environmental matters.
NCR is one of eight entities that were formally notified by governmental and other entities (such as local Native American tribes) that they are PRPs for environmental claims under CERCLA and other statutes arising out of the presence of polychlorinated biphenyls (PCBs) in sediments in the lower Fox River and in the Bay of Green Bay in Wisconsin. NCR was identified as a PRP because of alleged PCB discharges from two carbonless copy paper manufacturing facilities it previously owned, which were located along the Fox River. Some parties contend that NCR is also responsible for PCB discharges from paper mills owned by other companies because carbonless paper manufactured by NCR was allegedly purchased by those mills as a raw material for their paper making processes. NCR sold its facilities in 1978 to Appleton Papers Inc. (API), which has also been identified as a PRP. The other Fox River PRPs that received notices are P.H. Glatfelter Company, Georgia-Pacific Consumer Products LP (GP, successor to Fort James Operating Company), WTM I Co. (formerly Wisconsin Tissue Mills, now owned by Canal Corporation, formerly known as Chesapeake Corporation), CBC Corporation (formerly Riverside Paper Corporation), U.S. Paper Mills Corp. (owned by Sonoco Products Company), and Menasha Corporation.
In the October 2010 lawsuit discussed below, the federal and state governments assert certain claims against the eight parties referenced above as well as four other entities. These claims, filed under CERCLA and other statutes, relate to the presence of PCBs at the Fox River site, and as a result the four newly named parties are also properly viewed as PRPs with respect to the site. Those entities are NewPage Wisconsin Systems, Inc., Neenah-Menasha Sewerage Commission, Kimberly-Clark Corporation, and the City of Appleton, Wisconsin.

During the past several years, the United States Environmental Protection Agency (USEPA) and Wisconsin Department of Natural Resources (WDNR) (together, the Governments) assessed and developed clean-up plans for the upper and lower parts of the Fox River and for portions of the Bay of Green Bay, contained in various Records of Decisions (RODs) issued in January 2003, July 2003 and June 2007 (the last is referred to as the Amended ROD). In general, the clean-up plan or remedy calls for a combination of dredging and capping to remediate the sediments in the river, and for monitored natural attenuation in the Bay of Green Bay. Since 2004, the Company has been involved in certain aspects of the clean-up project, including performance, with GP, of engineering design work for the clean-up under an Administrative Order on Consent (AOC) entered into with the Governments. In addition, the Company, with U.S. Paper Mills, performed specific remedial action involving an area of elevated PCB incidence downriver of the De Pere Dam (Phase 1 work), pursuant to a consent decree with the Governments that was approved in November 2006.
On November 13, 2007, the Governments issued a unilateral administrative order (Order) under Section 106 of CERCLA to all eight of the original PRPs identified above. The Order requires these PRPs to implement the remedial work in the lower river in accordance with the requirements of the Amended ROD. NCR and API have been working with the Governments to implement certain provisions of the Order. In-water work began on schedule in April 2009, following construction of a facility to house the remediation operations in Green Bay, Wisconsin.
In April 2009, the NCR Board of Directors approved the terms of a contract with Tetra Tech, an environmental remediation contractor, to perform the remediation work at the Fox River consistent with the requirements of the Amended ROD. Also in April 2009, the Board of Directors approved the formation of a limited liability company (LLC), which NCR and API formed on April 27, 2009. The LLC entered into a remediation contract with Tetra Tech on April 27, 2009, and in-water dredging and remediation by Tetra Tech commenced thereafter. The Company and API fund the LLC’s operations on a regular basis tied to the remediation schedule, consistent with the Company’s Fox River reserve, discussed below. The Tetra Tech contract also requires that the LLC members provide promissory notes to provide Tetra Tech financial assurance against the prospect that the LLC will terminate the contract before completion of the remediation for reasons other than “cause.” The current maximum obligation under the Company’s note, originally $20 million, is now approximately $16 million; the amount will vary based on a formula tied to conditions set forth in the contract, and generally is expected to decrease over time.
NCR and API share a portion of the cost of the Fox River clean-up and natural resource damages based upon an agreement and an arbitration award, both arising out of the previously referenced 1978 sale of certain facilities located on the Fox River. The agreement and award result in a 45% share for NCR of the first $75 million of such costs—a threshold that was reached in 2008—and a 40% share for amounts in excess of $75 million.
In 2008, NCR and API filed a lawsuit in federal court in Green Bay, Wisconsin, seeking a judicial ruling determining the allocable responsibility of several PRPs for the cost of performing the remedial work at the Fox River (the “allocation litigation”). A number of counterclaims seeking contribution under CERCLA and under various state law theories were filed against NCR and API. On September 23, 2008, the court issued a Case Management Decision and Scheduling Order setting a “Phase I trial” limited to the questions of (i) when each party knew or should have known that recycling NCR-brand carbonless copy paper would result in the discharge of PCBs to a waterbody, thereby risking environmental damage; and (ii) what, if any, actions each party took upon acquiring such knowledge to avoid the risk of further PCB contamination. The court’s order also limited initial discovery proceedings to the same questions.

On December 16, 2009, the court issued a ruling canceling the Phase I trial and granting motions for summary judgment filed by certain of the defendants with respect to NCR's and API's claims. The court held that NCR and API could not recover from these defendants any costs that NCR and API have incurred in the Fox River cleanup (the ruling does not affect the Governments’ potential claims against such parties).  In a further ruling dated February 28, 2011, the court granted partial summary judgment to the defendants on certain of their contribution counterclaims against NCR and API, with respect to certain Fox River response costs incurred by them. The Company intends to appeal both rulings to the United States Court of Appeals for the Seventh Circuit, after the remaining claims in the litigation are resolved, which is expected to occur following a trial that commenced on February 21, 2012.

On October 14, 2010, the Governments filed a lawsuit in federal court in Wisconsin against twelve parties, including the companies named in the 2007 Order mandating the cleanup (i.e., the eight original PRPs), and NewPage Wisconsin Systems, Inc., Neenah-Menasha Sewerage Commission, Kimberly-Clark Corporation, and the City of Appleton, Wisconsin (the four additional PRPs), with respect to the presence of PCBs at the Fox River. The Government suit seeks payment of the Governments’ unreimbursed response costs in connection with the Fox River matter as well as compensation for natural resource damages. The Governments also request a judicial declaration that the eight Order recipients are required to comply with its provisions. With respect to NCR, there are no claims asserted against the Company in this lawsuit that were not previously contemplated in the Company’s Fox River reserve, as discussed herein.

In the quarter ended December 31, 2010, the Governments publicly announced proposed monetary settlements of Fox River - related claims with four entities: GP, Brown County (Wisconsin), the City of Green Bay, and the United States itself (with respect to potential liabilities asserted against the Army Corps of Engineers for certain dredging and disposal activities, and against other federal agencies for certain carbonless copy paper recycling activities). All of those entities are defendants in the allocation litigation case described above. The GP settlement, which has received court approval, releases GP from liability for, and provides contribution protection for claims relating to government oversight costs and certain claims relating to clean-up actions upriver of GP's facilities (it does not affect claims for clean-up actions in that portion of the river near those facilities). The settlement with Brown County, the City of Green Bay and the United States, if approved, would release those entities and provide contribution protection for all claims relating to the Fox River site.

The extent of NCR’s potential liability remains subject to many uncertainties. NCR’s eventual remediation liability—which is expected to be paid out over a period extending through approximately 2017, followed by long-term monitoring for several decades—will depend on a number of factors. In general, the most significant factors include: (1) the total clean-up costs for each of the segments of the river; (2) the total natural resource damages for the site; (3) the shares NCR and API will jointly bear of future clean-up costs and natural resource damages; (4) the share NCR will bear of the joint NCR/API payments for such clean-up costs and natural resource damages; and (5) NCR’s transaction and litigation costs to defend itself in this matter, including participation in the allocation litigation and the October 2010 litigation filed by the Governments. In establishing the reserve, NCR attempts to estimate a range of reasonably possible outcomes for each of these factors, although each range is itself highly uncertain. NCR uses its best estimate within the range, if that is possible. Where there is a range of equally possible outcomes, and there is no amount within that range that is considered to be a better estimate than any other amount, NCR uses the low end of the range. These factors are discussed below.
For the first factor described above, NCR utilizes a best estimate of $852 million as the total of the clean-up costs for the segments of the river. The estimated total cost amount of $852 million includes estimates for the Operable Unit (OU) 1 through OU 5 work, including the remaining amount of work to be performed under the April 2009 Tetra Tech remediation contract, the Phase 1 work and the remedial design work. It adds to these estimates a 15% contingency for probable cost overruns based on historical experience; an estimate for the Governments’ future oversight costs; an amount for the Governments’ past oversight costs; an estimate for long-term monitoring extending over several decades; an estimate for value engineering savings (potential projects intended to reduce the cost of the remediation) and the NCR-API share of estimated natural resource damages. There can be no assurances that this estimated total cost amount will not be significantly higher as remediation work progresses. A range of reasonably possible outcomes with respect to total cost is difficult to state, but if the portion of the cost estimate relating to the contingency for cost overruns and unexpected expenses were twice our estimate, the total cost would increase to approximately $898 million.
Second, for total natural resource damages (NRD), NCR uses a best estimate of $76 million. NCR believes the range of reasonably possible outcomes for NRD, if it were to be litigated, is between zero and $246 million. The federal government indicated, in a 2009 filing in a PRP’s bankruptcy proceeding, that claims for NRD could be as high as $382 million. The litigation filed in October 2010 does not set forth a particular amount for the NRD claim.
Third, for the NCR/API share of NRD, which is discussed above, NCR uses a best estimate. In a ruling dated September 30, 2011, the Wisconsin federal court ruled that the defendants in the allocation litigation could seek recovery against NCR and API for overpayments of NRD. Whether the federal government is entitled to NRD recovery on behalf of NRD trustees is an issue that is not expected to be determined before late 2012 or 2013.
The joint NCR/API share of future clean-up costs is expected to be determined in the allocation litigation or possibly in or as a result of the Government litigation filed in October 2010. NCR has modified the basis previously used for this component of the reserve (in the past, the Company used the low end of a range of outcomes, based primarily on the proximity of areas to be remediated to the locations at which PCBs were released into the river). In light of the Wisconsin federal court’s December 16, 2009 and February 28, 2011 rulings described above, NCR’s reserve at December 31, 2011 assumed that NCR and API will be responsible for the full extent of the cleanup activities they are undertaking, which the Company considers a best estimate, and for a substantial portion of the counterclaims filed against NCR and API, as to which the Company employs assumptions based on the court's February 28, 2011 ruling. If at the February 2012 trial in the allocation litigation the Company is ruled liable for the claims relating to OU 1, under which claims the Company is alleged to be liable as an arranger for the disposal of hazardous substances, the Company estimates that it would add approximately $25 million to its net reserve to account for such liability. The reserve may be further adjusted to reflect any offsets that the court determines to apply to the defendants' counterclaims to account for insurance recoveries they have received, together with any other reductions to the counterclaims determined at the trial. The Company will seek to overturn the trial court's rulings on appeal and believes that the NCR/API allocable share of total site costs is less than 100%, based on equitable factors, principles of divisibility as developed under applicable law, and/or an apportionment of the claimed harm. Until such time, if any, that such a result is achieved, the Company assumes in its reserve that NCR and API will pay for the full extent of the cleanup, subject to any adjustments resulting from the February 2012 trial. NCR’s reserve does not at present assume any payments or reduction of exposure based either on the appeal or on Government enforcement against the other Order recipients or defendants.

Fourth, for the NCR share of the joint NCR/API payments, as discussed above, NCR’s percentage share is set by an agreement between NCR and API and a subsequent arbitration award, both of which arise out of certain agreements entered into in connection with the Company’s 1978 sale of the facilities on the Fox River to API. NCR’s analysis of this factor assumes that API pays its percentage share of the NCR/API joint share. API's previously reported motion for summary judgment, premised on the argument that API had no direct CERCLA liability at the Fox River, was denied by the Wisconsin federal court in December 2011. The Company continues to believe that even if API is ultimately able to establish that it has no such liability, there would be no effect on API's contractual obligations to contribute to NCR's funding for the remediation. The API obligation to NCR is shared on a joint and several basis by a third party, B.A.T. Industries p.l.c., which, by virtue of various prior indemnification and other agreements not specifically directed to the Fox River matter, is a co-party to the same agreement and arbitration award to which API is also a party. This analysis also assumes that B.A.T. Industries p.l.c. would be financially viable and willing to pay the joint and several obligation if API does not. As a result of unrelated prior corporate transactions, API itself is indemnified by another company, Arjo Wiggins Appleton Ltd. (now known as Windward Prospects Limited), which has funded and managed API’s liability to date.
Finally, NCR estimated the transaction costs it is likely to incur to defend this matter through approximately 2017, the time period NCR’s engineering consultants believe it will take to implement the remedy for the river. This estimate is based on an analysis of NCR’s costs since this matter first arose in 1995 and estimates of what NCR’s defense and transaction costs will be in the future. NCR expects that the bulk of these transaction costs have been and will be incurred in the 2008-2013 time period. The costs incurred and expected to be incurred during that period include, in particular, transaction costs and fees related to completion of the design work, equipment purchases, commencement and continuation of clean-up activities in the river, and the allocation litigation and October 2010 litigation filed by the Governments discussed above.
In light of several factors—among them, the remedial design work conducted by NCR and GP; settlement possibilities; the efforts to implement the Order for clean-up of the lower river; the pending allocation litigation and the prospective appeals; whether there will be judicial recognition of allocable harm at the Fox River site and thus of divisible shares of liability among the various parties; the extent to which the Governments press claims against the parties in the Governments’ October 2010 litigation or otherwise for NRD, government oversight costs and remediation liability; change orders or cost overruns that may result from the ongoing remediation efforts; the continued viability and willingness to pay of NCR’s various indemnitors and co-obligors; and the subsequent value engineering efforts designed to make the cleanup more efficient and less costly—calculation of the Company’s Fox River reserve has become subject to added layers of complexities, and it is possible there could be additional changes to some elements of the reserve over upcoming periods, although we are unable to predict or estimate such changes at this time. There can be no assurance that the clean-up and related expenditures will not have a material effect on NCR’s capital expenditures, earnings, financial condition, cash flows, or competitive position.
As of December 31, 2011, the net reserve for the Fox River matter was approximately $160 million, compared to $199 million as of December 31, 2010. This decrease in the reserve is due to payments for clean-up activities and legal fees coupled with changes in estimates and assumptions of the total costs previously discussed offset by a decrease in the indemnification asset discussed below. NCR regularly re-evaluates the assumptions used in determining the appropriate reserve for the Fox River matter as additional information becomes available and, when warranted, makes appropriate adjustments. NCR contributes to the LLC in order to fund remediation activities and generally, by contract, funds three months’ worth of remediation activities in advance. As of December 31, 2011 and December 31, 2010, approximately $1 million and $5 million, respectively, remained from this funding and was recorded in other current assets in the Consolidated Balance Sheets. NCR’s reserve for the Fox River matter is reduced as the LLC makes payments to Tetra Tech and other vendors with respect to remediation activities.
Under a 1996 agreement, AT&T and Alcatel-Lucent are responsible severally (not jointly) for indemnifying NCR for certain portions of the amounts paid by NCR for the Fox River matter over a defined threshold. (The agreement governs certain aspects of AT&T Corp.’s divestiture of NCR, then known as AT&T Global Information Solutions Company, and of what was formerly known as Lucent Technologies, and specifically relates to contingent gains and liabilities of the former constituent companies within AT&T.) NCR’s estimate of what AT&T and Alcatel-Lucent will pay under the indemnity is recorded as a long-term asset of approximately $79 million as of December 31, 2011 and $86 million as of December 31, 2010, and is deducted in determining the net reserve discussed above. The asset balance can fluctuate not only with respect to total clean-up and other costs, but also with respect to insurance recoveries and certain tax impacts as measured by a contractual formula using prior-year effective tax rates. Such insurance recoveries and tax impacts are netted against the asset in proportions specified under the indemnity agreement (i.e., they typically decrease its amount). Insurance recoveries, whether by judgment or settlement, are the subjects of ongoing litigation, which is now nearly concluded, and have the effect of reducing the Company’s expected receipts under the indemnity, and therefore insurance recoveries are not expected to materially reduce the Company’s aggregate expenditures for the Fox River matter. The tax impact within the indemnity calculation is subject to substantial volatility regarding the Company’s effective tax rate from year to year, rendering the future tax impacts highly uncertain. When actual payments, net of insurance recoveries and tax impacts, reach the indemnity threshold, the Company expects to commence collection of the related portions of the asset. The Company currently does not expect to achieve the threshold before late 2012 or 2013.

In connection with the Fox River and other matters, through December 31, 2011, NCR has received a combined total of approximately $158 million in connection with settlements reached with its principal insurance carriers; an additional $4 million is expected to be received in the future under the contractual terms of one settlement. Portions of most of these settlements are payable to a law firm that litigated the claims on the Company’s behalf. Some of the settlements cover not only the Fox River, but also other environmental sites. Of the total amount collected to date, $9 million is subject to competing claims by another party, and NCR and the other party have agreed that these funds will be used for Fox River costs and will be shared on an agreed-upon basis (subject to reallocation at a later date). NCR’s agreed-upon share of the $9 million is estimated to be $4 million.
As of December 31, 2011, NCR had reached settlement with all but one of the insurance companies against which it had advanced claims with respect to the Fox River. That remaining company entered into certain stipulations which obviated the need for a trial and caused judgment to be entered against it in the amount of $5 million; an appeal is pending.
In November 2010, the United States Environmental Protection Agency (EPA) issued a "general notice letter" to NCR with respect to the Allied Paper, Inc./Portage Creek/Kalamazoo River Superfund Site (Kalamazoo River Site) in Michigan. Three other parties - International Paper, Mead Corporation, and Consumers Energy - also received general notice letters at or about the same time. The EPA asserts that the site is contaminated by various substances, primarily PCBs as a result of discharges by various paper mills located along the river. The EPA does not claim that the Company made direct discharges into the Kalamazoo River, but indicated that "NCR may be liable under Section 107 of CERCLA ... as an arranger, who by contract or agreement, arranged for the disposal, treatment and/or transportation of hazardous substances at the Site." The EPA stated that it "may issue special notice letters to [NCR] and other PRPs for future RI/FS [remedial investigation / feasibility studies] and RD/RA [remedial design / remedial action] negotiations." The Company disagrees that it may have liability at the Kalamazoo River Site, and will dispute such claims if formally asserted by the EPA.
Also in connection with the Kalamazoo River Site, in December 2010 the Company was sued in Wisconsin federal court by three GP entities in a contribution and cost recovery action for alleged pollution at the site. The suit asks that the Company pay a "fair portion" of the GP entities' costs, which are represented as $79 million to date; various removal and remedial actions remain to be performed at the Kalamazoo site. The suit alleges that the Company is liable as an "arranger" under CERCLA and under other theories. The suit does not allege that the Company has made direct discharges into the Kalamazoo River. Substantial litigation over the Kalamazoo River Site took place several years ago in federal courts in Michigan. The Company was not a party to that litigation, and filed a motion to transfer the December 2010 case to the Michigan federal court; that motion was granted in the quarter ended June 30, 2011, and the Michigan federal court has set the case for trial in February 2013. The Company expects to contest the allegations in the GP suit vigorously. As of December 31, 2011, there are a total of three defendants in the case; the other two defendants have asserted cross-claims against the Company.
It is difficult to estimate the future financial impact of environmental laws, including potential liabilities. NCR records environmental provisions when it is probable that a liability has been incurred and the amount or range of the liability is reasonably estimable. Provisions for estimated losses from environmental restoration and remediation are, depending on the site, based primarily on internal and third-party environmental studies (except for the Fox River site, where the estimated costs and natural resource damages are estimated as described above), estimates as to the number and participation level of any other PRPs, the extent of the contamination, estimated amounts for attorney and other fees and the nature of required clean-up and restoration actions. Reserves are adjusted as further information develops or circumstances change. Management expects that the amounts reserved from time to time will be paid out over the period of investigation, negotiation, remediation and restoration for the applicable sites. The amounts provided for environmental matters in NCR’s Consolidated Financial Statements are the estimated gross undiscounted amounts of such liabilities, without deductions for insurance, third-party indemnity claims or recoveries from the other PRPs, except as qualified in the following sentences. Except for the sharing agreement with API described above with respect to the Fox River site, in those cases where insurance carriers or third-party indemnitors have agreed to pay any amounts and management believes that collectibility of such amounts is probable, the amounts are recorded in the Consolidated Financial Statements. For the Fox River site, as described above, an asset relating to the AT&T and Alcatel-Lucent indemnity is recorded because payment is considered probable and is supported by contractual agreements.
Guarantees and Product Warranties Guarantees associated with NCR’s business activities are reviewed for appropriateness and impact to the Company’s financial statements. As of December 31, 2011 and December 31, 2010, NCR had no material obligations related to such guarantees, and therefore its financial statements do not have any associated liability balance.
NCR provides its customers a standard manufacturer’s warranty and records, at the time of the sale, a corresponding estimated liability for potential warranty costs. Estimated future obligations due to warranty claims are based upon historical factors, such as labor rates, average repair time, travel time, number of service calls per machine and cost of replacement parts. When a sale is consummated, the total customer revenue is recognized, provided that all revenue recognition criteria are otherwise satisfied, and the associated warranty liability is recorded using pre-established warranty percentages for the respective product classes. From time to time, product design or quality corrections are accomplished through modification programs. When identified, associated costs of labor and parts for such programs are estimated and accrued as part of the warranty reserve.
The Company recorded the activity related to the warranty reserve for the years ended December 31 as follows:

In millions	2011	2010	2009
Warranty reserve liability
Beginning balance as of January 1	$24	$25	$24
Accruals for warranties issued	42	48	47
Settlements (in cash or in kind)	(43)	(49)	(46)
Ending balance as of December 31	$23	$24	$25

In addition, NCR provides its customers with certain indemnification rights. In general, NCR agrees to indemnify the customer if a third party asserts patent or other infringement on the part of its customers for its use of the Company’s products subject to certain conditions that are generally standard within the Company’s industries. On limited occasions the Company will undertake additional indemnification obligations for business reasons. From time to time, NCR also enters into agreements in connection with its acquisition and divestiture activities that include indemnification obligations by the Company. The fair value of these indemnification obligations is not readily determinable due to the conditional nature of the Company’s potential obligations and the specific facts and circumstances involved with each particular agreement. The Company has not recorded a liability in connection with these indemnifications, and no current indemnification instance is material to the Company’s financial position. Historically, payments made by the Company under these types of agreements have not had a material effect on the Company’s consolidated financial condition, results of operations or cash flows.

Purchase Commitments The Company has purchase commitments for materials, supplies, services, and property, plant and equipment as part of the normal course of business. This includes a long-term service agreement with Accenture under which many of NCR's key transaction processing activities and functions are performed.

Leases NCR conducts certain of its sales and manufacturing operations using leased facilities, the initial lease terms of which vary in length. Many of the leases contain renewal options and escalation clauses that are not material to the overall lease portfolio. Future minimum lease payments under non-cancelable operating leases as of December 31, 2011, for the following fiscal years were:

In millions	2012	2013	2014	2015	2016	Thereafter
Minimum lease obligations	$62	$46	$37	$27	$20	$13

Total rental expense for operating leases was $64 million in 2011, $53 million in 2010, and $54 million in 2009.

Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instrument Detail [Abstract]
Derivatives and Hedging Instruments
DERIVATIVES AND HEDGING INSTRUMENTS
NCR is exposed to risks associated with changes in foreign currency exchange rates and interest rates. NCR utilizes a variety of measures to monitor and manage these risks, including the use of derivative financial instruments. NCR has exposure to approximately 50 functional currencies. Since a substantial portion of our operations and revenues occur outside the United States (U.S.), and in currencies other than the U.S. Dollar, our results can be significantly impacted, both positively and negatively, by changes in foreign currency exchange rates.

Foreign Currency Exchange Risk The accounting guidance for derivatives and hedging requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets. The Company designates foreign exchange contracts as cash flow hedges of forecasted inter-company inventory purchases when they are determined to be highly effective at inception.

Our risk management strategy includes hedging, on behalf of certain subsidiaries, a portion of our forecasted, non-functional currency denominated cash flows for a period of up to 15 months. As a result, some of the impact of currency fluctuations on non-functional currency denominated transactions (and hence on subsidiary operating income, as stated in the functional currency), is mitigated in the near term. The amount we hedge and the duration of hedge contracts may vary significantly. In the longer term (greater than 15 months), the subsidiaries are still subject to the effect of translating the functional currency results to U.S. Dollars. To manage our exposures and mitigate the impact of currency fluctuations on the operations of our foreign subsidiaries, we hedge our main transactional exposures through the use of foreign exchange forward and option contracts. This is primarily done through the hedging of foreign currency denominated inter-company inventory purchases by NCR’s marketing units and the foreign currency denominated inputs to our manufacturing units. As these transactions are firmly committed and forecasted, the related foreign exchange contracts are designated as highly effective cash flow hedges. The gains or losses on these hedges are deferred in AOCI and reclassified to income when the underlying hedged transaction has been completed and is recorded in earnings. As of December 31, 2011, the balance in AOCI related to foreign exchange derivative transactions was a gain of $5 million, net of tax, all of which related to instruments expiring in 2012. The gains or losses from derivative contracts related to inventory purchases are recorded in cost of products when the inventory is sold to an unrelated third party.

We also utilize foreign exchange contracts to hedge our exposure of assets and liabilities denominated in non-functional currencies. We recognize the gains and losses on these types of hedges in earnings as exchange rates change. We do not enter into hedges for speculative purposes.

Interest Rate Risk The Company is party to an interest rate swap agreement that fixes the interest rate on a portion of the Company's LIBOR indexed floating rate borrowings under its Secured Credit Facility through August 22, 2016.  The notional amount of the interest rate swap starts at $560 million and amortizes to $341 million over the term. The Company designates the interest rate swap as a cash flow hedge of forecasted quarterly interest payments made on three-month LIBOR indexed borrowings under the secured credit facility. The interest rate swap was determined to be highly effective at inception.

Our risk management strategy includes hedging a portion of our forecasted interest payments. These transactions are firmly committed and forecasted and the related interest rate swap agreement is designated as a highly effective cash flow hedge. The gains or losses on this hedge are deferred in AOCI and reclassified to income when the underlying hedged transaction has been completed and is recorded in earnings. As of December 31, 2011, the balance in AOCI related to the interest rate swap agreement was a loss of $5 million, net of tax, which relates to an interest rate swap instrument expiring in 2016. The gains or losses from this derivative contract related to interest payments are recorded in interest expense when the interest is accrued and affects earnings.
The following tables provide information on the location and amounts of derivative fair values in the Consolidated Balance Sheets:

	Fair Values of Derivative Instruments
	December 31, 2011			December 31, 2011
In millions	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedging instruments
Interest rate swap	Other current assets	$—	$—	Other current liabilities	$560	$9
Foreign exchange forward and option contracts	Other current assets	$166	$6	Other current liabilities	$58	$—
Total derivatives designated as hedging instruments			$6			$9
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current assets	$114	$—	Other current liabilities	$148	$3
Total derivatives not designated as hedging instruments			$—			$3
Total derivatives			$6			$12

	Fair Values of Derivative Instruments
	December 31, 2010			December 31, 2010
In millions	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedging instruments
Foreign exchange forward contracts	Other current assets	$96	$7	Other current liabilities	$105	$2
Total derivatives designated as hedging instruments			$7			$2
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current assets	$79	$2	Other current liabilities	$70	$1
Total derivatives not designated as hedging instruments			$2			$1
Total derivatives			$9			$3

The effect of derivative instruments on the Consolidated Statement of Operations for the years ended December 31 were as follows:

In millions	Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative (Effective Portion)				Amount of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)				Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationships	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009	Location of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009	Location of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009
Interest rate swap	$(9)	$—	$—	Interest expense	$(1)	$—	$—	Interest expense	$—	$—	$—
Foreign exchange forward and option contracts	$(3)	$3	$8	Cost of Products	$(3)	$(3)	$(9)	Other (expense) income	$1	$—	$1

In millions		Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations
Derivatives not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in the Consolidated Statement of Operations	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009
Foreign exchange forward contracts	Other (expense) income	$3	$—	$(6)
Foreign exchange forward contracts	Cost of Products	$3	$(1)	$6

Refer to Note 11, "Fair Value of Assets and Liabilities," for further information on derivative assets and liabilities recorded at fair value on a recurring basis.

Concentration of Credit Risk NCR is potentially subject to concentrations of credit risk on accounts receivable and financial instruments such as hedging instruments and cash and cash equivalents. Credit risk includes the risk of nonperformance by counterparties. The maximum potential loss may exceed the amount recognized on the Consolidated Balance Sheets. Exposure to credit risk is managed through credit approvals, credit limits, selecting major international financial institutions (as counterparties to hedging transactions) and monitoring procedures. NCR’s business often involves large transactions with customers, and if one or more of those customers were to default on its obligations under applicable contractual arrangements, the Company could be exposed to potentially significant losses. However, management believes that the reserves for potential losses are adequate. As of December 31, 2011 and 2010, NCR did not have any major concentration of credit risk related to financial instruments.

Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value of Assets and Liabilities
FAIR VALUE OF ASSETS AND LIABILITIES
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 are set forth as follows:

		Fair Value Measurements at Reporting Date Using
In millions	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market funds*	$33	$33	$—	$—
Available for sale securities**	10	10	—	—
Foreign exchange forward and option contracts ***	6	—	6	—
Total	$49	$43	$6	$—
Liabilities:
Interest rate swap ****	$9	$—	$9	$—
Foreign exchange forward contracts****	3	—	3	—
Total	$12	$—	$12	$—

		Fair Value Measurements at Reporting Date Using
In millions	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market funds*	$155	$155	$—	$—
Available for sale securities**	11	11	—	—
Foreign exchange forward contracts ***	9	—	9	—
Total	$175	$166	$9	$—
Liabilities:
Foreign exchange forward contracts****	$3	$—	$3	$—
Total	$3	$—	$3	$—
_____________
*    Included in Cash and cash equivalents in the Consolidated Balance Sheets.
**    Included in Other assets in the Consolidated Balance Sheets.
***    Included in Other current assets in the Consolidated Balance Sheets.
****    Included in Other current liabilities in the Consolidated Balance Sheets.
Deposits Held in Money Market Funds - A portion of the Company’s excess cash is held in money market funds which generate interest income based on prevailing market rates. Money market fund holdings are measured at fair value using quoted market prices and are classified within Level 1 of the valuation hierarchy.
Available-For-Sale Securities - The Company has investments in mutual funds and equity securities that are valued using the market approach with quotations from the NASDAQ stock exchange and two stock exchanges in Japan. As a result, available-for-sale securities are classified within Level 1 of the valuation hierarchy.
Interest rate swap - As a result of our secured credit facility, we are exposed to risk from changes in LIBOR, which may adversely affect our financial condition. To manage our exposure and mitigate the impact of changes in LIBOR on our financial results, we hedge a portion of our forecasted interest payments through the use of an interest rate swap agreement. The interest rate swap is valued using the income approach inclusive of nonperformance and counterparty risk considerations and is classified within Level 2 of the valuation hierarchy.
Foreign Exchange Forward and Option Contracts - As a result of our global operating activities, we are exposed to risks from changes in foreign currency exchange rates, which may adversely affect our financial condition. To manage our exposures and mitigate the impact of currency fluctuations on our financial results, we hedge our primary transactional exposures through the use of foreign exchange forward and option contracts. The foreign exchange forward and option contracts are valued using the market approach based on observable market transactions of forward rates and are classified within Level 2 of the valuation hierarchy.
Assets Measured at Fair Value on a Non-recurring Basis

Certain assets have been measured at fair value on a nonrecurring basis using significant unobservable inputs (Level 3). The following table presents the nonrecurring losses recognized for the years ended December 31, and the carrying value and asset classification of the related assets as of December 31:

In millions	2011		2010
	Carrying Value	Total Losses	Carrying Value	Total Losses
Property, plant and equipment	$365	$(81)	$—	$—
Goodwill	913	(5)	—	—
Definite-lived intangible assets	312	(2)	—
Investment in MOD Systems	—	—	—	(14)
Total	$1,590	$(88)	$—	$(14)

NCR measures certain assets, including intangible assets and cost and equity method investments, at fair value on a non-recurring basis. These assets are recognized at fair value when initially valued and when deemed to be impaired.

The property, plant and equipment, goodwill, and definite-lived intangible assets were valued using a market approach based on an independent third-party market price. For the twelve months ended December 31, 2011, we recorded $88 million in loss from discontinued operations in the Consolidated Statements of Operations. Refer to Note 4, "Goodwill and Other Long-Lived Assets," for additional discussion.

NCR reviews the carrying values of investments when events and circumstances warrant and considers all available evidence in evaluating when declines in fair value are other-than-temporary declines. NCR carries equity investments in privately-held companies at cost or at fair value when NCR recognizes an other-than-temporary impairment charge. We measured the fair value of our investment in MOD Systems Inc. in 2010 utilizing the income approach based on the use of discounted cash flows. The discounted cash flows are based on unobservable inputs, including assumptions of projected revenues, expenses, earnings, capital spending, as well as a discount rate determined by management’s estimates of risk associated with each investment. For the twelve months ended December 31, 2010, we recorded $14 million in other-than-temporary impairment charges in other (expense) income, net in the Consolidated Statements of Operations.

Segment Information and Concentrations	12 Months Ended
Dec. 31, 2011
Segment Information and Concentrations [Abstract]
Segment Information and Concentrations
SEGMENT INFORMATION AND CONCENTRATIONS
Operating Segment Information Effective January 1, 2011, NCR reorganized its businesses and the management thereof to a line of business model, changing from the previous functional geographic model. In order to align the Company's external reporting of its financial results with this organizational change, the Company modified its segment reporting. The Company manages and reports its businesses in the following four segments:

•
Financial Services - We offer solutions to enable customers in the financial services industry to reduce costs, generate new revenue streams and enhance customer loyalty. These solutions include a comprehensive line of ATM and payment processing hardware and software, and related installation, maintenance and managed and professional services. We also offer a complete line of printer consumables.

•
Retail Solutions - We offer solutions to customers in the retail industry designed to improve selling productivity and checkout processes as well as increase service levels. These solutions primarily include retail-oriented technologies, such as point of sale terminals and bar-code scanners, as well as innovative self-service kiosks, such as self-checkout. We also offer installation, maintenance, and managed and professional services and a complete line of printer consumables.

•
Hospitality and Specialty Retail - The former business of Radiant is managed and reported as a separate segment, Hospitality and Specialty Retail. Through this line of business, we offer technology solutions to customers in the hospitality, convenience, and specialty retail industries, serving businesses that range from a single store or restaurant to global chains and the world's largest sports stadiums. Our solutions include point of sale hardware and software solutions, installation, maintenance, and managed and professional services and a complete line of printer consumables.

•
Emerging Industries - We offer maintenance and managed and professional services for third-party computer hardware provided to select manufacturers, primarily in the telecommunications industry, who value and leverage our global service capability. Also included in our Emerging Industries segment are solutions designed to enhance the customer experience for the travel and gaming industries, including self-service kiosks, as well as related installation, maintenance, and managed and professional services.

These segments represent components of the Company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker in assessing segment performance and in allocating the Company's resources. Management evaluates the performance of the segments based on revenue and segment operating income. Assets are not allocated to segments, and thus are not included in the assessment of segment performance, and consequently, we do not disclose total assets by reportable segment.
We have reclassified our prior period segment information to conform to the current period presentation. The accounting policies used to determine the results of the operating segments are the same as those utilized for the consolidated financial statements as a whole. Intersegment sales and transfers are not material. As described in Note 1, "Description of the Business and Significant Accounting Policies," Entertainment, which was previously reported as a segment, has been recast as a discontinued operation and thus has been excluded from the segment disclosures below.
In recognition of the volatility of the effects of pension expense on our segment results, and to maintain operating focus on business performance, pension expense, as well as other significant, non-recurring items, are excluded from the segment operating results utilized by our chief operating decision maker in evaluating segment performance and are separately delineated to reconcile to income from operations.

The following table presents revenue and operating income by segment for the years ended December 31:

In millions	2011	2010	2009
Revenue by segment
Financial Services	$2,999	$2,645	$2,614
Retail Solutions	1,778	1,717	1,627
Hospitality and Specialty Retail(1)	141	—	—
Emerging Industries	373	349	338
Consolidated revenue	5,291	4,711	4,579
Operating income (loss) by segment
Financial Services	313	250	252
Retail Solutions	71	73	12
Hospitality and Specialty Retail(1)	22	—	—
Emerging Industries	77	60	57
Subtotal - segment operating income	483	383	321
Pension expense	222	208	159
Other adjustments(2)	49	26	28
Income from operations	$212	$149	$134

(1)
The acquisition of Radiant was completed on August 24, 2011. Because the transaction was completed during 2011, the revenue and operating income results reflected for the Hospitality and Specialty Retail segment are partial, and reflect only the period from August 25, 2011 through December 31, 2011.

(2)
Other adjustments in 2011 include $30 million of acquisition related transaction costs; $7 million of acquisition related severance costs; and $12 million of acquisition related amortization of intangible assets. Other adjustments in 2010 include an $8 million litigation charge and $18 million of incremental costs directly related to the relocation of the Company's worldwide headquarters. Other adjustments in 2009 include a $22 million charge for the impairment of assets related to an equity investment and $6 million of incremental costs directly related to the relocation of the worldwide headquarters.

The following table presents revenue from products and services for NCR for the years ended December 31:

In millions	2011	2010	2009
Product revenue	$2,592	$2,301	$2,208
Professional and installation services revenue	764	581	572
Total solution revenue	3,356	2,882	2,780
Support services revenue	1,935	1,829	1,799
Total revenue	$5,291	$4,711	$4,579

Revenues are attributed to the geographic area/country to which the product is delivered or in which the service is provided. The following table presents revenue by geographic area for NCR for the years ended December 31:

In millions	2011	%	2010	%	2009	%
Revenue by Geographic Area
United States	$1,914	36%	$1,548	33%	$1,578	34%
Americas (excluding United States)	206	4%	219	5%	208	5%
Europe	1,421	27%	1,378	29%	1,309	29%
Brazil/India/China/Middle East Africa	849	16%	753	16%	725	16%
Japan Korea	332	6%	348	7%	337	7%
South Asia Pacific	345	7%	286	6%	267	6%
Caribbean Latin America	224	4%	179	4%	155	3%
Consolidated revenue	$5,291	100%	$4,711	100%	$4,579	100%

The following table presents property, plant and equipment by geographic area as of December 31:

In millions	2011	2010
Property, plant and equipment, net
United States	$246	$309
Americas (excluding United States)	3	3
Europe	21	22
Brazil/India/China/Middle East Africa	23	20
Japan Korea	59	59
South Asia Pacific	5	6
Caribbean Latin America	8	10
Consolidated property, plant and equipment, net	$365	$429

Concentrations No single customer accounts for more than 10% of NCR’s consolidated revenue. As of December 31, 2011, NCR is not aware of any significant concentration of business transacted with a particular customer that could, if suddenly eliminated, have a material adverse effect on NCR’s operations. NCR also lacks a concentration of available sources of labor, services, licenses or other rights that could, if suddenly eliminated, have a material adverse effect on its operations.

A number of NCR’s products, systems and solutions rely primarily on specific suppliers for microprocessors and other component products, manufactured assemblies, operating systems, commercial software and other central components. NCR also utilizes contract manufacturers in order to complete manufacturing activities. There can be no assurances that any sudden impact to the availability or cost of these technologies or services would not have a material adverse effect on NCR’s operations.

Quarterly Information (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information [Text Block]
QUARTERLY INFORMATION (unaudited)

In millions, except per share amounts	First	Second	Third	Fourth
2011
Total revenues	$1,058	$1,272	$1,360	$1,601
Gross margin	219	279	299	385
Operating income	20	62	28	102
Income from continuing operations (attributable to NCR)	19	45	23	59
Loss from discontinued operations, net of tax	(6)	(12)	(7)	(68)
Net income (loss) attributable to NCR	$13	$33	$16	$(9)
Income (loss) per share attributable to NCR common stockholders:
Income per common share from continuing operations
Basic	$0.12	$0.29	$0.15	$0.37
Diluted	$0.12	$0.28	$0.14	$0.37
Net income (loss) per common share:
Basic	$0.08	$0.21	$0.10	$(0.06)
Diluted	$0.08	$0.21	$0.10	$(0.06)
2010
Total revenues	$1,009	$1,153	$1,177	$1,372
Gross margin	194	245	254	297
Operating (loss) income	(8)	41	47	69
(Loss) income from continuing operations attributable to NCR	(12)	27	86	43
(Loss) income from discontinued operations, net of tax	(7)	4	(3)	(4)
Net (loss) income attributable to NCR	$(19)	$31	$83	$39
(Loss) income per share attributable to NCR common stockholders:
(Loss) income per common share from continuing operations
Basic	$(0.08)	$0.17	$0.54	$0.27
Diluted	$(0.08)	$0.17	$0.53	$0.27
Net (loss) income per common share
Basic	$(0.12)	$0.19	$0.52	$0.24
Diluted	$(0.12)	$0.19	$0.51	$0.24

The table above reflects adjustments to previously reported quarterly results related the presentation of the healthcare operations business and the Entertainment business as discontinued operations. Refer to Note 14, "Discontinued Operations," for additional information.

Net income per share in each quarter is computed using the weighted-average number of shares outstanding during that quarter while net income per share for the full year is computed using the weighted-average number of shares outstanding during the year. Thus, the sum of the four quarters’ net income per share will not necessarily equal the full-year net income per share.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS

Income (loss) from discontinued operations, net of tax includes activity related to environmental matters, the spin-off of Teradata Data Warehousing (Teradata), the closure of NCR's EFT payment processing business in Canada, the divestiture of our healthcare solutions business, and the divestiture of our Entertainment business.

The income (loss) from discontinued operations for the years ended December 31 was:

	2011		2010		2009
	Pre - Tax	Net of Tax	Pre - Tax	Net of Tax	Pre - Tax	Net of Tax
Environmental matters	$3	$2	$31	$20	$(143)	$(91)
Spin-off of Teradata	—	6	—	3	—	—
Closure of the Canadian EFT business	(2)	(1)	—	—	(1)	(1)
Divestiture of the Healthcare business	(5)	(4)	(7)	(5)	(5)	(3)
Divestiture of the Entertainment business	(147)	(96)	(43)	(28)	(31)	(20)
Total	$(151)	$(93)	$(19)	$(10)	$(180)	$(115)

Divestiture of the Entertainment business As described in Note 1, "Description of the Business and Significant Accounting Policies," we completed the sale of certain assets of our Entertainment business on June 22, 2012. As as result, we have reclassified the results of operations of our Entertainment business to loss from discontinued operations in the Consolidated Statement of Operations for all periods presented. Revenues associated with the Entertainment business included within loss from discontinued operations totaled $152 million in 2011, in $99 million 2010, and $20 million in 2009.

Environmental Matters For the year ended December 31, 2011, (loss) income from discontinued operations included an accrual for an environmental matter in Japan, which relates to anticipated future disposal requirements of certain materials generated by a former NCR manufacturing facility in that country, and accruals for litigation fees related to the Kalamazoo environmental matter. These accruals were offset by Fox River related activities which include scheduled payments from an insurer in connection with a settlement that had been agreed to in prior years coupled with the favorable impact of changes in estimates and assumptions of the total costs. For the year ended December 31, 2010, income from discontinued operations was primarily due to settlements with insurance carriers related to the Fox River matter. For the year ended December 31, 2009, loss from discontinued operations represents a net charge recorded related to the Fox River matter in conjunction with a December 16, 2009 court decision. Refer to Note 9, "Commitments and Contingencies," for additional information regarding the Fox River environmental matter.

Spin-off of Teradata On September 30, 2007, NCR completed the spin-off of Teradata through the distribution of a tax-free stock dividend to its stockholders. The results of operations and cash flows of Teradata have been presented as a discontinued operation. There was no operating activity related to the spin-off of Teradata in 2011, 2010 and 2009. For the years ended December 31, 2011 and 2010, income from discontinued operations, net of tax, related to favorable changes in uncertain tax benefits attributable to Teradata.

Closure of the Canadian EFT Business In the second quarter of 2011, we closed our EFT payment processing business in Canada. For each of the years presented, we have included the results of operations of the EFT business under (loss) income from discontinued operations.

Divestiture of our Healthcare Solutions Business In December 2011, we sold our healthcare solutions business. For each of the years presented, we have included the results of operations of the healthcare solutions business under (loss) income from discontinued operations.

Real Estate Transactions	12 Months Ended
Dec. 31, 2011
Real Estate Transactions [Abstract]
Real Estate Transactions
REAL ESTATE TRANSACTIONS

During the year ended December 31, 2011, the Company recognized $5 million in gains from the sale of real estate in the Consolidated Statement of Operations which were recorded as a reduction to selling, general and administrative expenses, which includes $4 million of gains previously deferred. The net proceeds of $2 million from these sales were recorded in investing activities and the net gains are recorded in operating activities in the Consolidated Statement of Cash Flows.

During the year ended December 31, 2010, the Company recognized $10 million in gains from the sale of real estate in the Consolidated Statement of Operations which were recorded as a reduction to selling, general and administrative expenses, which includes $3 million of gains previously deferred. The net proceeds of $39 million from these sales were recorded in investing activities and the net gains are recorded in operating activities in the Consolidated Statement of Cash Flows.

During the year ended December 31, 2009, the Company recognized $12 million in gains from the sale of real estate in the Consolidated Statement of Operations which were recorded as a reduction to selling, general and administrative expenses, which includes $3 million of gains previously deferred. The net proceeds of $11 million from these sales were recorded in investing activities and the net gains are recorded in operating activities in the Consolidated Statement of Cash Flows.

Description of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Description of Business and Significant Accounting Policies [Abstract]
Out of Period Adjustments [Policy Text Block]
During the fourth quarter of 2011, the Company recorded charges of approximately $2 million in other income and expense related to foreign currency fluctuations from several inter-company transactions that were incorrectly included in the cumulative translation adjustment balance. Additionally, the Company recorded an increase in selling, general and administrative expenses of approximately $4 million to correct certain tax accounts in Brazil determined to be unrecoverable. The Company determined the impact of these errors was not material to the annual or interim financial statements of previous periods and the effect of correcting these errors in 2011 was not material to the 2011 annual financial statements.

Use of Estimates [Policy Text Block]
The preparation of financial statements in accordance with GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the period reported. Actual results could differ from those estimates.

Evaluation of Subsequent Events [Policy Text Block]
The Company evaluated subsequent events through the date that our Consolidated Financial Statements were issued. Except as described below, no matters were identified that required adjustment of the Consolidated Financial Statements or additional disclosure.

On February 3, 2012, NCR entered into an Asset Purchase Agreement (the “Agreement”) with Redbox Automated Retail, LLC (“Purchaser”) pursuant to which NCR would sell certain assets of its Entertainment business (the "Entertainment Business"), including, but not limited to, substantially all of NCR's DVD kiosks, certain retailer contracts, select DVD inventory and certain intellectual property to Purchaser (the “Transaction”). Pursuant to the terms of the Agreement, as amended on June 22, 2012, and upon the terms and conditions thereof, on June 22, 2012, NCR completed the disposition of the assets of its Entertainment Business to Purchaser for cash consideration of $100 million. As of the date of the sale, total assets sold of $67 million included $51 million of property, plant and equipment, $15 million of inventory, and $1 million of intangible assets.

NCR agreed to provide Purchaser with certain short-term support services following the closing under a transition services agreement. The Agreement also contemplates that, for a period of five years following the closing, Purchaser and its affiliates may procure certain hardware, software and services from NCR under a manufacturing and services agreement. If, at the end of such five-year period, Purchaser and its affiliates have not procured hardware, software and services that have yielded $25 million in margin to NCR, Purchaser will pay the difference to NCR.

We determined that the cash inflows under the transition services agreement and the manufacturing and services agreement will not constitute significant continuing involvement with the operations of the Entertainment Business after the sale. In addition, the ongoing cash inflows related to the Entertainment Business under the manufacturing and services agreement are substantially unrelated to the business sold. Therefore, we have reclassified the operating results of the Entertainment Business, for all periods presented, to income (loss) from discontinued operations, net of tax in the accompanying Consolidated Statements of Operations. Related cash flows have been reclassified to net cash used in discontinued operations in the accompanying Consolidated Statements of Cash Flows. Additionally, the Notes to the Consolidated Financial Statements have been updated to reflect the impact of the reclassification where appropriate.

During the year ended December 31, 2011, we determined that disposal of the Entertainment business was probable, and we assessed the assets of the business for impairment, which resulted in charges which reduced the carrying values of goodwill, long-lived assets and certain inventories and is included within the income (loss) from discontinued operations. As of March 31, 2012, we applied held-for-sale accounting treatment to the assets of the Entertainment Business included in the sale, and, accordingly, included those assets in assets held for sale on our Condensed Consolidated Balance Sheets as of March 31, 2012 and June 30, 2012. We have not revised prior year balance sheets for comparative purposes. However, as of December 31, 2011, total assets held for sale would have been $72 million which included $64 million of property, plant and equipment, $6 million of inventory and $2 million of intangible assets.

Basis of Consolidation [Policy Text Block]
The consolidated financial statements include the accounts of NCR and its majority-owned subsidiaries. Long-term investments in affiliated companies in which NCR owns between 20% and 50%, and therefore, exercises significant influence, but which it does not control, are accounted for using the equity method. Investments in which NCR does not exercise significant influence (generally, when NCR has an investment of less than 20% and no significant influence, such as representation on the investee’s board of directors) are accounted for using the cost method. All significant inter-company transactions and accounts have been eliminated. In addition, the Company is required to determine whether it is the primary beneficiary of economic income or losses that may be generated by variable interest entities in which the Company has such an interest. In circumstances where the Company determined it is the primary beneficiary, consolidation of that entity would be required. For the periods presented, no variable interest entities have been consolidated.

Reclassification [Policy Text Block]
Certain prior-period amounts have been reclassified in the accompanying Consolidated Financial Statements and Notes thereto in order to conform to the current period presentation. The Company revised its previously issued December 31, 2011 Consolidated Balance Sheet to adjust redeemable noncontrolling interest and additional paid in capital by $14 million. The Company concluded that the adjustment was not material to the previously issued financial statements taken as a whole. Including this adjustment, none of the reclassifications affected previously reported net income or net income per common share.

Revenue Recognition [Policy Text Block]
The Company records revenue, net of taxes, when it is realized, or realizable, and earned. The Company considers these criteria met when persuasive evidence of an arrangement exists, the products or services have been provided to the customer, the sales price is fixed or determinable, and collectability is reasonably assured. For product sales, delivery is deemed to have occurred when the customer has assumed risk of loss of the goods sold and all performance obligations are complete. For services sales, revenue is recognized as the services are provided or ratably over the service period, or, if applicable, after customer acceptance of the services.

NCR frequently enters into multiple-element arrangements with its customers including hardware, software, professional consulting services, transaction services and maintenance support services. For arrangements involving multiple deliverables, when deliverables include software and non-software products and services, NCR evaluates and separates each deliverable to determine whether it represents a separate unit of accounting based on the following criteria: (a) whether the delivered item has value to the customer on a stand-alone basis; and (b) if the contract includes a general right of return relative to the delivered item, whether delivery or performance of the undelivered items is considered probable and substantially in the control of NCR.
For arrangements entered into or materially modified after January 1, 2011, consideration is allocated to each unit of accounting based on the units' relative selling prices. In such circumstances, the Company uses a hierarchy to determine the selling price to be used for allocating revenue to each deliverable: (i) vendor-specific objective evidence of selling price (VSOE); (ii) third-party evidence of selling price (TPE); and (iii) best estimate of selling price (BESP). VSOE generally exists only when the Company sells the deliverable separately and is the price actually charged by the Company for that deliverable. VSOE is established for our software maintenance services and we use TPE to establish selling prices for our non-software related services, which include hardware maintenance, non-software related professional services, and transaction services. The Company uses BESP to allocate revenue when we are unable to establish VSOE or TPE of selling price. BESP is primarily used for elements such as hardware and software that are not consistently priced within a narrow range. The Company determines BESP for a deliverable by considering multiple factors including product class, geography, average discount, and management's historical pricing practices. Amounts allocated to the delivered hardware and software elements are recognized at the time of sale, provided the other conditions for revenue recognition have been met. Amounts allocated to the undelivered maintenance and other services elements are recognized as the services are provided or on a straight-line basis over the service period. In certain instances, customer acceptance is required prior to the passage of title and risk of loss of the delivered products. In such cases, revenue is not recognized until the customer acceptance is obtained. Delivery and acceptance generally occur in the same reporting period.

For arrangements entered into prior to January 1, 2011, the Company has not applied BESP. In such arrangements, if the Company has the requisite evidence of selling price for the undelivered elements but not for the delivered elements, the Company applies the residual method to allocate arrangement consideration.

In situations where NCR's solutions contain software that is more than incidental, revenue related to the software and software-related elements is recognized in accordance with authoritative guidance on software revenue recognition. For the software and software-related elements of such transactions, revenue is allocated based on the relative fair value of each element, and fair value is determined by VSOE. If the Company cannot objectively determine the fair value of any undelivered element included in such multiple-element arrangements, the Company defers revenue until all elements are delivered and services have been performed, or until fair value can objectively be determined for any remaining undelivered elements. When the fair value of a delivered element has not been established, but fair value evidence exists for the undelivered elements, the Company uses the residual method to recognize revenue. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

NCR's customers may request that delivery and passage of title and risk of loss occur on a bill and hold basis. For the years ended December 31, 2011, 2010, and 2009, the revenue recognized from bill and hold transactions approximated 1% or less of total revenue.

In addition to the standard product warranty, the Company periodically offers extended warranties to its customers in the form of product maintenance services. For contracts that are not separately priced but include product maintenance, the Company defers revenue at an amount based on the selling price, using objective and reliable evidence, and recognizes the deferred revenue over the service term. For separately priced product maintenance contracts, NCR defers the stated amount of the separately priced contract and recognizes the deferred revenue ratably over the service term.

Net revenue from DVD movie rentals is recognized on a ratable basis during the term of a consumer's rental transaction. Revenue from a direct sale out of the kiosk of a previously rented movie is recognized at the time of sale. On rental transactions for which the related DVDs have not yet been returned to the kiosk at month-end, revenue is recognized with a corresponding receivable recorded in the Consolidated Balance Sheets, net of a reserve for potentially uncollectible amounts. We record revenue net of refunds and applicable sales taxes collected from consumers.

Shipping and Handling [Policy Text Block]	Costs related to shipping and handling are included in cost of products in the Consolidated Statements of Operations.
Cash and Cash Equivalents [Policy Text Block]	All short-term, highly liquid investments having original maturities of three months or less, including time deposits, are considered to be cash equivalents.
Allowance for Doubtful Accounts [Policy Text Block]	NCR establishes provisions for doubtful accounts using percentages of accounts receivable balances to reflect historical average credit losses and specific provisions for known issues.
Inventories [Policy Text Block]
Inventories are stated at the lower of cost or market, using the average cost method. Cost includes materials, labor and manufacturing overhead related to the purchase and production of inventories. Service parts are included in inventories and include reworkable and non-reworkable service parts. The Company regularly reviews inventory quantities on hand, future purchase commitments with suppliers and the estimated utility of inventory. If the review indicates a reduction in utility below carrying value, inventory is reduced to a new cost basis. Excess and obsolete reserves are established based on forecasted usage, orders, technological obsolescence and inventory aging.

Capitalized Software [Policy Text Block]
Certain direct development costs associated with internal-use software are capitalized within other assets and amortized over the estimated useful lives of the resulting software. NCR typically amortizes capitalized internal-use software on a straight-line basis over four to seven years beginning when the asset is substantially ready for use, as this is considered to approximate the usage pattern of the software.

Software to be Sold, Leased, or Otherwise Marketed, Policy [Policy Text Block]
Costs incurred for the development of software that will be sold, leased or otherwise marketed are capitalized when technological feasibility has been established. These costs are included within other assets and are amortized over the estimated useful lives of the resulting software. The Company amortizes capitalized software on a sum-of-the-years’ digits basis over three years beginning when the product is available for general release, as this approximates the sales pattern of the software. Costs capitalized include direct labor and related overhead costs. Costs incurred prior to technological feasibility or after general release are expensed as incurred.

Goodwill and Other Intangible Assets [Policy Text Block]
Goodwill represents the excess of purchase price over the value assigned to the net tangible and identifiable intangible assets of businesses acquired. Goodwill is tested at the reporting unit level for impairment on an annual basis during the fourth quarter or more frequently if certain events occur indicating that the carrying value of goodwill may be impaired. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include a decline in expected cash flows, a significant adverse change in legal factors or in the business climate, a decision to sell a business, unanticipated competition, or slower growth rates, among others.

During the fourth quarter of 2011, we adopted the changes to accounting guidance on impairment testing issued by the Financial Accounting Standards Board in September 2011. Under the guidance, in the evaluation of goodwill for impairment, we first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. If so, we perform a quantitative assessment and compare the fair value of the reporting unit to the carrying value. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is potentially impaired and we proceed to step two of the impairment analysis. In step two of the analysis, we will record an impairment loss equal to the excess of the carrying value of the reporting unit’s goodwill over its implied fair value should such a circumstance arise. Fair values of the reporting units are estimated primarily using the income approach, which incorporates the use of discounted cash flow (“DCF”) analyses. A number of significant assumptions and estimates are involved in the application of the DCF model to forecast operating cash flows, including markets and market shares, sales volumes and prices, costs to produce, tax rates, capital spending, discount rate and working capital changes. Most of these assumptions vary among reporting units. The cash flow forecasts are generally based on approved strategic operating plans.

For the fourth quarter of 2011, 2010 and 2009, we performed our annual impairment assessment of goodwill and indefinite-lived intangible assets which did not indicate that an impairment existed. However, during the fourth quarter of 2011, we determined subsequent to the annual impairment test that it was probable that we would dispose of our Entertainment business, which triggered an impairment review of the goodwill attributable to the Entertainment reporting unit. Refer to Note 4, “Goodwill and Other Long-Lived Assets,” in the Notes to the Consolidated Financial Statements for further discussion regarding our 2011 impairment testing.

Acquired intangible assets other than goodwill are amortized over their weighted average amortization period unless they are determined to be indefinite. Acquired intangible assets are carried at cost, less accumulated amortization. For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish the carrying value. The fair value of acquired intangible assets is determined using common techniques, and the Company employs assumptions developed using the perspective of a market participant.

Property, Plant and Equipment [Policy Text Block]
Property, plant and equipment, and leasehold improvements are stated at cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the related assets primarily on a straight-line basis. Machinery and other equipment are depreciated over 3 to 20 years and buildings over 25 to 45 years. Leasehold improvements are depreciated over the life of the lease or the asset, whichever is shorter. Assets classified as held for sale are not depreciated. Upon retirement or disposition of property, plant and equipment, the related cost and accumulated depreciation or amortization are removed from the Company’s accounts, and a gain or loss is recorded. Depreciation expense related to property, plant and equipment was $58 million, $55 million, and $63 million for the years ended December 31, 2011, 2010, and 2009, respectively.

Valuation of Long-Lived Assets [Policy Text Block]
Long-lived assets such as property, plant and equipment, and software are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable or in the period in which the held for sale criteria are met. For assets held and used, this analysis consists of comparing the asset’s carrying value to the expected future cash flows to be generated from the asset on an undiscounted basis. If the carrying amount of the asset is determined not to be recoverable, a write-down to fair value is recorded. Fair values are determined based on quoted market values, discounted cash flows, or external appraisals, as applicable. Long-lived assets are reviewed for impairment at the individual asset or the asset group level for which the lowest level of independent cash flows can be identified. Refer to Note 4, “Goodwill and Other Long-Lived Assets,” in the Notes to the Consolidated Financial Statements for further discussion regarding our 2011 impairment testing.

Warranty and Sales Returns [Policy Text Block]
Provisions for product warranties and sales returns and allowances are recorded in the period in which NCR becomes obligated to honor the related right, which generally is the period in which the related product revenue is recognized. The Company accrues warranty reserves based upon historical factors such as labor rates, average repair time, travel time, number of service calls per machine and cost of replacement parts. When a sale is consummated, a warranty reserve is recorded based upon the estimated cost to provide the service over the warranty period. The Company accrues sales returns and allowances using percentages of revenue to reflect the Company’s historical average of sales return claims.

Research and Development Costs [Policy Text Block]
Research and development costs primarily include payroll and benefit-related costs, contractor fees, facilities costs, infrastructure costs, and administrative expenses directly related to research and development support and are expensed as incurred, except certain software development costs are capitalized after technological feasibility of the software is established.

Leases [Policy Text Block]
The Company accounts for material escalation clauses, free or reduced rents and landlord incentives contained in operating type leases on a straight-line basis over the lease term, including any reasonably assured lease renewals. For leasehold improvements that are funded by the landlord, the Company records the incentive as deferred rent. The deferred rent is then amortized as reductions to lease expense over the lease term.

For capital leases where NCR is the lessee, we record an amortizable debt and a related fixed asset in the Consolidated Balance Sheet.

Pension, Postretirement and Postemployment Benefits [Policy Text Block]
NCR has significant pension, postretirement and postemployment benefit costs, which are developed from actuarial valuations. Actuarial assumptions are established to anticipate future events and are used in calculating the expense and liabilities relating to these plans. These factors include assumptions the Company makes about interest rates, expected investment return on plan assets, rate of increase in healthcare costs, total and involuntary turnover rates, and rates of future compensation increases. In addition, NCR also uses subjective factors, such as withdrawal rates and mortality rates to develop the Company’s valuations. NCR generally reviews and updates these assumptions on an annual basis. NCR is required to consider current market conditions, including changes in interest rates, in making these assumptions. The actuarial assumptions that NCR uses may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates, or longer or shorter life spans of participants. These differences may result in a significant impact to the amount of pension, postretirement or postemployment benefits expense, and the related assets and liabilities, the Company has recorded or may record.

Foreign Currency [Policy Text Block]
For many NCR international operations, the local currency is designated as the functional currency. Accordingly, assets and liabilities are translated into U.S. Dollars at year-end exchange rates, and revenues and expenses are translated at average exchange rates prevailing during the year. Currency translation adjustments from local functional currency countries resulting from fluctuations in exchange rates are recorded in other comprehensive income. Where the U.S. Dollar is the functional currency, remeasurement adjustments are recorded in other income and expense.

Derivative Instruments [Policy Text Block]
In the normal course of business, NCR enters into various financial instruments, including derivative financial instruments. The Company accounts for derivatives as either assets or liabilities in the Consolidated Balance Sheets at fair value and recognizes the resulting gains or losses as adjustments to earnings or other comprehensive income. The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. Hedging activities are transacted only with highly rated institutions, reducing exposure to credit risk in the event of nonperformance. Additionally, the Company completes assessments related to the risk of counterparty nonperformance on a regular basis.

The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company has designated the hedging instrument, based on the exposure being hedged, as a fair value hedge, a cash flow hedge or a hedge of a net investment in a foreign operation. For derivative instruments designated as fair value hedges, the effective portion of the hedge is recorded as an offset to the change in the fair value of the hedged item, and the ineffective portion of the hedge, if any, is recorded in the Consolidated Statement of Operations. For derivative instruments designated as cash flow hedges and determined to be highly effective, the gains or losses are deferred in other comprehensive income and recognized in the determination of income as adjustments of carrying amounts when the underlying hedged transaction is realized, canceled or otherwise terminated. When hedging certain foreign currency transactions of a long-term investment nature (net investments in foreign operations) gains and losses are recorded in the currency translation adjustment component of accumulated other comprehensive income (loss). Gains and losses on foreign exchange contracts that are not used to hedge currency transactions of a long-term investment nature, or that are not designated as cash flow or fair value hedges, are recognized in other income or expense as exchange rates change.

Fair Value of Assets and Liabilities [Policy Text Block]
Fair value is defined as an exit price, representing an amount that would be received to sell an asset or the amount paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance prioritizes the inputs used to measure fair value into the following three-tier fair value hierarchy:

•	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities

•
Level 2: Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active or inputs, other than quoted prices in active markets, that are observable either directly or indirectly

•	Level 3: Unobservable inputs for which there is little or no market data

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification on a quarterly basis. Changes to the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

NCR measures its financial assets and financial liabilities at fair value based on one or more of the following three valuation techniques:

•	Market approach: Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

•	Cost approach: Amount that would be required to replace the service capacity of an asset (replacement cost).

•	Income approach: Techniques to convert future amounts to a single present amount based upon market expectations (including present value techniques, option pricing and excess earnings models).

We regularly review our investments to determine whether a decline in fair value, if any, below the cost basis is other than temporary. If the decline in the fair value is determined to be other than temporary, the cost basis of the security is written down to fair value and the amount of the write-down is included in the Consolidated Statement of Operations. For qualifying investments in debt or equity securities, a temporary impairment charge would be recognized in other comprehensive income (loss).

Environmental and Legal Contingencies [Policy Text Block]
In the normal course of business, NCR is subject to various proceedings, lawsuits, claims and other matters, including, for example, those that relate to the environment and health and safety, employee benefits, import/export compliance, intellectual property, data privacy and security, product liability, commercial disputes and regulatory compliance, among others. Additionally, NCR is subject to diverse and complex laws and regulations, including those relating to corporate governance, public disclosure and reporting, environmental safety and the discharge of materials into the environment, product safety, import and export compliance, data privacy and security, antitrust and competition, government contracting, anti-corruption, and labor and human resources, which are rapidly changing and subject to many possible changes in the future. Compliance with these laws and regulations, including changes in accounting standards, taxation requirements, and federal securities laws among others, may create a substantial burden on, and substantially increase the costs to NCR or could have an impact on NCR’s future operating results. NCR believes that the amounts provided in its Consolidated Financial Statements are adequate in light of the probable and estimable liabilities. However, there can be no assurances that the actual amounts required to satisfy alleged liabilities from various lawsuits, claims, legal proceedings and other matters, including the Fox River environmental matter discussed in Note 9, “Commitments and Contingencies,” and to comply with applicable laws and regulations, will not exceed the amounts reflected in NCR’s Consolidated Financial Statements or will not have a material adverse effect on the Company’s consolidated results of operations, financial condition or cash flows. Any costs that may be incurred in excess of those amounts provided as of December 31, 2011 cannot currently be reasonably determined or are not currently considered probable.

Legal costs related to loss contingencies are typically expensed as incurred, except for certain costs associated with NCR’s environmental remediation obligations. Costs and fees associated with litigating the extent and type of required remedial actions and the allocation of remediation costs among potentially responsible parties are typically included in the measurement of the environmental remediation liabilities.

Advertising [Policy Text Block]	Advertising costs are recognized in selling, general and administrative expenses when incurred.
Income Taxes [Policy Text Block]
Income tax expense is provided based on income before income taxes. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred taxes are determined based on the enacted tax rates expected to apply in the periods in which the deferred assets or liabilities are expected to be settled or realized. NCR records valuation allowances related to its deferred income tax assets when it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being sustained upon examination by authorities. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law and until such time that the related tax benefits are recognized.

Redeemable Noncontrolling Interest [Policy Text Block]
In 2011, we sold a 49% voting equity interest in NCR Brasil - Indústria de Equipamentos para Automação S.A., a subsidiary of the Company (NCR Manaus) to Scopus Tecnologia Ltda. (Scopus) for a subscription price of approximately $43 million. In the event NCR Manaus does not meet a defined financial performance goal during the five year period ending in 2016, Scopus may elect to put its noncontrolling interest to us for its then-current fair value.

Earnings Per Share [Policy Text Block]
Basic earnings per share is calculated by dividing net income by the weighted average number of shares outstanding during the reported period. The calculation of diluted earnings per share is similar to basic earnings per share, except that the weighted average number of shares outstanding includes the dilution from potential shares resulting from stock options and restricted stock awards. When calculating diluted earnings per share, the Company includes the potential windfall or shortfall tax benefits as well as average unrecognized compensation expense as part of the assumed proceeds from exercises of stock options. The Company uses the tax law ordering approach to determine the potential utilization of windfall benefits. The holders of unvested restricted stock awards do not have nonforfeitable rights to dividends or dividend equivalents and therefore, such unvested awards do not qualify as participating securities. See Note 7, “Employee Stock Compensation Plans,” for share information on NCR’s stock compensation plans.

Stock Compensation [Policy Text Block]
Stock-based compensation represents the costs related to share-based awards granted to employees and non-employee directors. For all periods presented, the Company’s outstanding stock-based compensation awards are classified as equity except for certain awards granted to non-employee directors. The Company measures stock-based compensation cost at the grant date, based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the requisite service period. See Note 7, “Employee Stock Compensation Plans,” for more information on NCR’s stock-based compensation plans.

Description of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Description of Business and Significant Accounting Policies [Abstract]
Schedule of Capitalized Computer Software [Table Text Block]
The following table identifies the activity relating to total capitalized software:

In millions	2011	2010	2009
Beginning balance as of January 1	$107	$102	$92
Capitalization	62	57	61
Amortization	(51)	(52)	(51)
Ending balance as of December 31	$118	$107	$102

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The components of basic and diluted earnings per share attributable to NCR common stockholders are as follows for the years ended December 31:

In millions, except per share amounts	2011	2010	2009
Income from continuing operations	$146	$144	$82
Income (loss) from discontinued operations, net of tax	(93)	(10)	(115)
Net income (loss) attributable to NCR common stockholders	$53	$134	$(33)
Weighted average outstanding shares of common stock	158.0	159.8	158.9
Dilutive effect of employee stock options and restricted stock	3.0	1.4	1.2
Common stock and common stock equivalents	161.0	161.2	160.1
Basic earnings (loss) per share:
From continuing operations	$0.92	$0.90	$0.52
From discontinued operations	(0.58)	(0.06)	(0.73)
Total basic earnings (loss) per share	$0.34	$0.84	$(0.21)
Diluted earnings (loss) per share:
From continuing operations	$0.91	$0.89	$0.51
From discontinued operations	(0.58)	(0.06)	(0.72)
Total diluted earnings (loss) per share	$0.33	$0.83	$(0.21)

Options to purchase 3.7 million, 5.6 million, and 7.0 million shares of common stock for 2011, 2010, and 2009, respectively, were outstanding but were not included in the computation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would have been anti-dilutive.

Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Abstract]
Supplemental Financial Information [Table Text Block]

For the years ended December 31	2011	2010	2009
Other (expense) income, net
Interest income	$5	$5	$6
Impairment of an investment (Note 11)	—	(14)	(24)
Other, net	(8)	(2)	(13)
Total other (expense) income, net	$(3)	$(11)	$(31)

At December 31		2011	2010
Accounts Receivable
Trade		$1,002	$878
Other		46	54
Accounts Receivable, gross		1,048	932
Less: allowance for doubtful accounts		(16)	(13)
Total accounts receivable, net		$1,032	$919

Inventories
Work in process and raw materials, net		$167	$143
Finished goods, net		177	180
Service parts, net		430	418
Total inventories, net		$774	$741

Other current assets
Current deferred tax assets		$147	$125
Other		164	197
Total other current assets		$311	$322

Property, plant and equipment
Land and improvements		$46	$43
Buildings and improvements		234	234
Machinery and other equipment		674	818
Property, plant and equipment, gross		954	1,095
Less: accumulated depreciation		(589)	(666)
Total property, plant and equipment, net		$365	$429

Accumulated other comprehensive loss, net of tax
Currency translation adjustments		$(82)	$(54)
Unrealized gain on securities		1	2
Unrealized gain on derivatives		—	5
Actuarial losses and prior service costs on employee benefit plans		(1,411)	(1,288)
Total accumulated other comprehensive loss		$(1,492)	$(1,335)

Business Combinations and Investments (Tables)	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The fair value of consideration transferred to acquire Radiant was allocated to the identifiable assets acquired and liabilities assumed based upon their fair values as of the date of the acquisition as set forth below. This allocation is final as of December 31, 2011.

In millions
Purchase Consideration	Net Tangible Assets Acquired/(Liabilities Assumed)	Purchased Intangible Assets	Goodwill
$1,206	$78	$319	$809

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The intangible assets acquired in the acquisition include the following:

	Estimated Fair Value	Weighted Average Amortization Period(1)
	(In millions)	(years)
Reseller Network	$88	13
Technology - Software and Hardware	106	6
Trademarks	48	9
Direct customer relationships	74	15
Noncompete agreements	2	2
Internally developed software	1	2
Total acquired intangible assets	$319

(1)
Determination of the weighted average amortization period of the individual categories of intangible assets was based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with definite lives is recognized over the period of time the assets are expected to contribute to future cash flows.

Business Acquisition, Pro Forma Information [Table Text Block]
The unaudited pro forma consolidated results of operations, assuming the acquisition had occurred on January 1, 2010, are as follows:

In millions	Year ended December 31, 2011	Year ended December 31, 2010
Revenue	$5,538	$5,057
Net income attributable to NCR	$64	$102

Goodwill and Other-Long Lived Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The carrying amounts of goodwill by segment as of December 31, 2011 and 2010 are included in the table below. Foreign currency fluctuations are included within other adjustments.

	January 1, 2011				Impairment		December 31, 2011
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions		Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$67	$—	$67	$86	$—	$(1)	$152	$—	$152
Retail Solutions	21	(3)	18	99	—	—	120	(3)	117
Hospitality and Specialty Retail	—	—	—	624	—	(5)	619	—	619
Entertainment	5	—	5	—	(5)	—	5	(5)	—
Emerging Industries	25	—	25	—	—	—	25	—	25
Total	$118	$(3)	$115	$809	$(5)	$(6)	$921	$(8)	$913

	January 1, 2010				Impairment		December 31, 2010
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions		Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$66	$—	$66	$—	$—	$1	$67	$—	$67
Retail Solutions	21	(3)	18	—	—	—	21	(3)	18
Hospitality and Specialty Retail	—	—	—	—	—	—	—	—	—
Entertainment	5	—	5	—	—	—	5	—	5
Emerging Industries	11	—	11	14	—	—	25	—	25
Total	$103	$(3)	$100	$14	$—	$1	$118	$(3)	$115

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]

	Weighted Average Amortization Period (in Years)	December 31, 2011		December 31, 2010
In millions		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Identifiable intangible assets
Reseller & customer relationships	1 - 15	$167	$(8)	$7	$(2)
Intellectual property	2 - 7	164	(59)	59	(49)
Tradenames	2 - 9	49	(3)	1	(1)
Non-compete arrangements	2 - 5	7	(5)	5	(5)
Total identifiable intangible assets		$387	$(75)	$72	$(57)

Schedule of Expected Amortization Expense [Table Text Block]
The aggregate amortization expense (actual and estimated) for identifiable intangible assets for the following periods is:

	December 31, 2011	For the years ended December 31 (estimated)
In millions		2012	2013	2014	2015	2016
Amortization expense	$17	$40	$39	$38	$36	$32

Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
For the years ended December 31, income from continuing operations before income taxes consisted of the following:

In millions	2011	2010	2009
(Loss) income before income taxes
United States	$(110)	$(59)	$(137)
Foreign	306	195	230
Total income from continuing operations before income taxes	$196	$136	$93

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
For the years ended December 31, income tax (benefit) expense consisted of the following:

In millions	2011	2010	2009
Income tax (benefit) expense
Current
Federal	$2	$(8)	$1
State	1	1	7
Foreign	61	44	67
Deferred
Federal	(15)	(8)	(39)
State	—	(1)	(6)
Foreign	2	(39)	(22)
Total income tax (benefit) expense	$51	$(11)	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents the principal components of the difference between the effective tax rate and the U.S. federal statutory income tax rate for the years ended December 31:

In millions	2011	2010	2009
Income tax (benefit) expense at the U.S. federal tax rate of 35%	$68	$47	$33
Foreign income tax differential	(19)	(23)	(33)
U.S. permanent book/tax differences	3	2	(1)
Tax audit settlements	(12)	—	—
Change in liability for unrecognized tax benefits	2	4	11
Nondeductible transaction costs	4	—	—
Federal capital loss valuation allowance	5	—	—
Japan valuation allowance release	—	(40)	—
Other, net	—	(1)	(2)
Total income tax (benefit) expense	$51	$(11)	$8

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets and liabilities included in the Consolidated Balance Sheets as of December 31 were as follows:

In millions	2011	2010
Deferred income tax assets
Employee pensions and other benefits	$658	$540
Other balance sheet reserves and allowances	148	170
Tax loss and credit carryforwards	376	341
Capitalized research and development	67	57
Property, plant and equipment	49	18
Intangibles	—	5
Other	56	47
Total deferred income tax assets	1,354	1,178
Valuation allowance	(412)	(410)
Net deferred income tax assets	942	768
Deferred income tax liabilities
Intangibles	81	—
Capitalized software	10	11
Other	9	7
Total deferred income tax liabilities	100	18
Total net deferred income tax assets	$842	$750

Summary of Income Tax Contingencies [Table Text Block]
The aggregate changes in the balance of our gross unrecognized tax benefits were as follows for the years ended December 31:

In millions	2011	2010
Gross unrecognized tax benefits - January 1	$285	$288
Increases related to tax positions from prior years	18	16
Decreases related to tax positions from prior years	(28)	(23)
Increases related to tax provisions taken during the current year	23	30
Settlements with tax authorities	(33)	(11)
Lapses of statutes of limitation	(13)	(15)
Total gross unrecognized tax benefits - December 31	$252	$285

Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
As of December 31, 2011, the Company’s primary types of stock-based compensation were stock options and restricted stock. The Company recorded stock-based compensation expense, the components of which are further described below, for the years ended December 31 as follows:

In millions	2011	2010	2009
Stock options	$6	$6	$14
Restricted stock	27	15	(2)
Total stock-based compensation (pre-tax)	33	21	12
Tax benefit	(10)	(7)	(3)
Total stock-based compensation (net of tax)	$23	$14	$9

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average fair value of option granted was estimated based on the below weighted average assumptions and was $7.38 per share in 2011, $5.49 per share in 2010, and $4.78 per share in 2009.

	2011	2010	2009
Dividend yield	—	—	—
Risk-free interest rate	2.04%	2.27%	1.98%
Expected volatility	40.4%	46.8%	44.1%
Expected holding period (years)	5.1	4.8	5.0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company’s stock option activity for the year ended December 31, 2011:

Shares in thousands	Shares Under Option	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of January 1	9,559	$15.72
Granted	118	$19.15
Exercised	(1,154)	$11.82
Forfeited or expired	(367)	$17.95
Outstanding as of December 31	8,156	$16.23	4.99	$17
Fully vested and expected to vest as of December 31	8,030	$16.25	4.95	$17
Exercisable as of December 31	6,707	$16.49	4.41	$13

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table reports restricted stock activity during the year ended December 31, 2011:

Shares in thousands	Number of Shares	Weighted Average Grant-Date Fair Value per Share
Unvested shares as of January 1	3,827	$13.79
Shares granted	2,449	$18.84
Shares vested	(77)	$14.31
Shares forfeited	(815)	$19.44
Unvested shares as of December 31	5,384	$15.22
The following table represents the composition of restricted stock grants in 2011:

Shares in thousands	Number of Shares	Weighted Average Grant-Date Fair Value
Service-based shares	1,430	$18.50
Performance-based shares	1,019	$19.32
Total restricted stock grants	2,449	$18.84

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Schedule of Expected Benefit Payments [Table Text Block]
Estimated Future Benefit Payments NCR expects to make the following benefit payments reflecting past and future service from its pension, postretirement and postemployment plans:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Year
2012	$227	$102	$329	$7	$60
2013	$229	$102	$331	$6	$40
2014	$232	$102	$334	$6	$38
2015	$235	$100	$335	$5	$36
2016	$238	$105	$343	$4	$35
2017 - 2021	$1,229	$517	$1,746	$13	$149

Schedule of Allocation of Plan Assets [Table Text Block]
The fair value of plan assets as of December 31, 2011 and 2010 by asset category is as follows:

		U.S.				International
In millions	Notes	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity securities:
Preferred stock	1	$—	$—	$—	$—	$1	$1	$—	$—
Common stock	1	201	200	—	1	259	259	—	—
Fixed income securities:
Government securities	2	225	—	225	—	163	—	163	—
Corporate debt	3	781	—	781	—	88	—	88	—
Other types of investments:
Money market funds	4	32	—	32	—	40	—	40	—
Common and commingled trusts - Equities	4	209	—	209	—	123	—	123	—
Common and commingled trusts - Bonds	4	964	—	964	—	968	—	968	—
Common and commingled trusts - Short Term Investments	4	20	—	20	—	—	—	—	—
Common and commingled trusts - Balanced	4	1	—	1	—	31	—	31	—
Partnership/joint venture interests - Real estate	5	42	—	—	42	—	—	—	—
Partnership/joint venture interests - Other	5	53	—	—	53	55	—	—	55
Mutual funds	4	200	200	—	—	60	60	—	—
Insurance products	4	1	—	1	—	54	—	54	—
Real estate and other	5	4	4	—	—	139	7	—	132
Total		$2,733	$404	$2,233	$96	$1,981	$327	$1,467	$187

		U.S.				International
In millions	Notes	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Equity securities:
Preferred stock	1	$3	$3	$—	$—	$—	$—	$—	$—
Common stock	1	554	553	—	1	483	483	—	—
Fixed income securities:
Government securities	2	138	—	138	—	—	—	—	—
Corporate debt	3	351	—	351	—	178	—	178	—
Other types of investments:
Money market funds	4	35	—	35	—	38	—	38	—
Common and commingled trusts - Equities	4	365	—	365	—	317	—	317	—
Common and commingled trusts - Bonds	4	872	—	872	—	521	—	521	—
Common and commingled trusts - Short Term Investments	4	53	—	53	—	—	—	—	—
Common and commingled trusts - Balanced	4	1	—	1	—	36	—	36	—
Partnership/joint venture interests - Real estate	5	30	—	—	30	—	—	—	—
Partnership/joint venture interests - Other	5	75	—	—	75	55	—	—	55
Mutual funds	4	178	178	—	—	35	35	—	—
Insurance products	4	—	—	—	—	51	—	51	—
Real estate and other	5	37	34	—	3	119	—	—	119
Total		$2,692	$768	$1,815	$109	$1,833	$518	$1,141	$174
Plan Assets The weighted average asset allocations as of December 31, 2011 and 2010 by asset category are as follows:

	U.S. Pension Fund			International Pension Fund
	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation	Actual Allocation of Plan Assets as of December 31		Target Asset Allocation
	2011	2010		2011	2010
Equity securities	18%	38%	16 - 20%	24%	45%	24 - 31%
Debt securities	80%	59%	77 - 83%	65%	44%	61 - 68%
Real estate	2%	3%	1 - 3%	6%	5%	3 - 5%
Other	—%	—%	0 - 1%	5%	6%	3 - 6%
Total	100%	100%		100%	100%

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost (income) during 2012 are as follows:

In millions	U.S. Pension Benefits	International Pension Benefits	Total Pension Benefits	Postretirement Benefits	Postemployment Benefits
Prior service cost (income)	$—	$3	$3	$(18)	$(6)
Actuarial loss	$52	$59	$111	$3	$10

Schedule of Net Benefit Costs [Table Text Block]
The net periodic benefit (income) cost of the pension plans for the years ended December 31 was as follows:

In millions	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Net service cost	$—	$—	$—	$15	$15	$17	$15	$15	$17
Interest cost	182	190	195	90	89	92	272	279	287
Expected return on plan assets	(156)	(166)	(180)	(110)	(109)	(110)	(266)	(275)	(290)
Settlement charge	—	—	—	3	8	3	3	8	3
Amortization of:
Prior service cost	—	—	—	6	—	1	6	—	1
Actuarial loss	123	119	94	69	62	47	192	181	141
Net benefit cost	$149	$143	$109	$73	$65	$50	$222	$208	$159

The net periodic benefit cost of the postemployment plan for the years ended December 31 was:

In millions	Postemployment Benefits
	2011	2010	2009
Service cost	$25	$22	$25
Interest cost	10	11	13
Amortization of:
Prior service benefit	(9)	(1)	(1)
Actuarial loss	14	12	12
Net benefit cost	$40	$44	$49
Restructuring severance cost	6	(1)	—
Net periodic benefit cost	$46	$43	$49
The net periodic benefit (income) cost of the postretirement plan for the years ended December 31 was:

In millions	Postretirement Benefits
	2011	2010	2009
Interest cost	$2	$5	$7
Net service cost	—	—	—
Amortization of:
Prior service benefit	(18)	(13)	(13)
Actuarial loss	3	4	3
Net periodic benefit (income) cost	$(13)	$(4)	$(3)

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
Reconciliation of the beginning and ending balances of the benefit obligation for NCR's postemployment plan was:

	Postemployment Benefits
In millions	2011	2010
Change in benefit obligation
Benefit obligation as of January 1	$313	$307
Restructuring program cost	6	(1)
Service cost	25	22
Interest cost	10	11
Amendments	(41)	(5)
Benefits paid	(31)	(51)
Foreign currency exchange	2	—
Actuarial (gain) loss	(20)	30
Benefit obligation as of December 31	$264	$313
Reconciliation of the beginning and ending balances of the benefit obligations for NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2011	2010	2011	2010	2011	2010
Change in benefit obligation
Benefit obligation as of January 1	$3,595	$3,404	$1,927	$1,963	$5,522	$5,367
Net service cost	—	—	15	15	15	15
Interest cost	182	190	90	89	272	279
Amendment	—	—	(3)	9	(3)	9
Actuarial loss	451	203	126	—	577	203
Benefits paid	(201)	(202)	(121)	(114)	(322)	(316)
Plan participant contributions	—	—	3	3	3	3
Currency translation adjustments	—	—	(4)	(38)	(4)	(38)
Benefit obligation as of December 31	$4,027	$3,595	$2,033	$1,927	$6,060	$5,522
Accumulated benefit obligation as of December 31	$4,027	$3,595	$1,955	$1,850	$5,982	$5,445
Reconciliation of the beginning and ending balances of the benefit obligation for NCR's U.S. postretirement plan is as follows:

	Postretirement Benefits
In millions	2011	2010
Change in benefit obligation
Benefit obligation as of January 1	$55	$111
Gross service cost	—	—
Interest cost	2	5
Amendment	—	(44)
Actuarial loss (gain)	(6)	(6)
Plan participant contributions	4	5
Benefits paid	(11)	(16)
Benefit obligation as of December 31	$44	$55

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
A reconciliation of the beginning and ending balances of the fair value of the plan assets of NCR's pension plans are as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2011	2010	2011	2010	2011	2010
Change in plan assets
Fair value of plan assets as of January 1	$2,692	$2,582	$1,833	$1,737	$4,525	$4,319
Actual return on plan assets	233	303	154	136	387	439
Company contributions	9	9	116	96	125	105
Benefits paid	(201)	(202)	(121)	(114)	(322)	(316)
Currency translation adjustments	—	—	(4)	(25)	(4)	(25)
Plan participant contributions	—	—	3	3	3	3
Fair value of plan assets as of December 31	$2,733	$2,692	$1,981	$1,833	$4,714	$4,525

Schedule of Net Benefit Costs and Amounts Recognized in Balance Sheet [Table Text Block]
The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	Postretirement Benefits
In millions	2011	2010
Benefit obligation	$(44)	$(55)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(8)	$(10)
Noncurrent liabilities	(36)	(45)
Net amounts recognized	$(44)	$(55)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$33	$42
Prior service benefit	(102)	(120)
Total	$(69)	$(78)
The following tables present the funded status and the reconciliation of the unfunded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss at December 31:

	Postemployment Benefits
In millions	2011	2010
Benefit obligation	$(264)	$(313)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	$(44)	$(49)
Noncurrent liabilities	(220)	(264)
Net amounts recognized	$(264)	$(313)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$97	$129
Prior service benefit	(40)	(6)
Total	$57	$123
The following table presents the funded status and the reconciliation of the funded status to amounts recognized in the Consolidated Balance Sheets and in accumulated other comprehensive loss as of December 31:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
In millions	2011	2010	2011	2010	2011	2010
Funded Status	$(1,294)	$(903)	$(52)	$(94)	$(1,346)	$(997)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	$—	$—	$339	$286	$339	$286
Current liabilities	(8)	(8)	(15)	(16)	(23)	(24)
Noncurrent liabilities	(1,286)	(895)	(376)	(364)	(1,662)	(1,259)
Net amounts recognized	$(1,294)	$(903)	$(52)	$(94)	$(1,346)	$(997)
Amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$1,272	$1,021	$781	$765	$2,053	$1,786
Prior service cost	—	—	3	9	3	9
Total	$1,272	$1,021	$784	$774	$2,056	$1,795

Schedule of Assumptions Used [Table Text Block]
The weighted average rates and assumptions used to determine benefit obligations as of December 31 were as follows:

	U.S. Pension Benefits		International Pension Benefits		Total Pension Benefits
	2011	2010	2011	2010	2011	2010
Discount rate	4.0%	5.3%	4.1%	4.6%	4.0%	5.0%
Rate of compensation increase	N/A	N/A	3.0%	3.5%	3.0%	3.5%
The weighted average rates and assumptions used to determine net periodic benefit cost for the years ended December 31 were as follows:

	U.S. Pension Benefits			International Pension Benefits			Total Pension Benefits
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Discount rate	5.3%	5.8%	6.3%	4.6%	4.9%	5.3%	5.0%	5.4%	5.9%
Expected return on plan assets	6.8%	7.5%	7.8%	5.5%	6.0%	6.1%	6.3%	6.9%	7.1%
Rate of compensation increase	N/A	N/A	N/A	3.5%	3.7%	3.9%	3.5%	3.7%	3.9%
The assumptions utilized in accounting for postretirement benefit obligations as of December 31 and for postretirement benefit income for the years ended December 31 were:

	Postretirement Benefit Obligations		Postretirement Benefit Costs
	2011	2010	2011	2010	2009
Discount rate	3.3%	4.3%	4.3%	5.0%	6.3%

Assumed healthcare cost trend rates as of December 31 were:

	2011		2010
	Pre-65 Coverage	Post-65 Coverage	Pre-65 Coverage	Post-65 Coverage
Healthcare cost trend rate assumed for next year	8.5%	6.8%	9.0%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate rate	2018	2018	2018	2018
The weighted average assumptions utilized in accounting for postemployment benefit obligations as of December 31 and for postemployment benefit costs for the years ended December 31 were:

	Postemployment Benefit Obligations		Postemployment Benefit Costs
	2011	2010	2011	2010	2009
Discount rate	3.5%	3.9%	3.9%	4.3%	4.6%
Salary increase rate	3.2%	3.4%	3.4%	3.6%	3.6%
Involuntary turnover rate	5.5%	5.5%	5.5%	5.0%	5.0%

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
In addition, a one percentage point change in assumed healthcare cost trend rates would have the following effects on the postretirement benefit income and obligation:

In millions	1% Increase	1% Decrease
Service cost and interest cost for the year ended December 31, 2011	$—	$—
Postretirement benefit obligation as of December 31, 2011	$1	$(1)

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The following table presents the reconciliation of the beginning and ending balances of those plan assets classified within Level 3 of the valuation hierarchy. When the determination is made to classify the plan assets within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.

In millions	U.S. Pension Plans	International Pension Plans
Balance, December 31, 2009	$124	$143
Realized and unrealized gains and losses, net	10	16
Purchases, sales and settlements, net	(7)	(2)
Transfers, net	(18)	17
Balance, December 31, 2010	$109	$174
Realized and unrealized gains and losses, net	1	2
Purchases, sales and settlements, net	(15)	11
Transfers, net	1	—
Balance, December 31, 2011	$96	$187

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The below table presents each relevant component of other comprehensive income related to NCR's benefit plans as of December 31, 2011, including the tax effects of each component:

In millions	Before-Tax Amount	Tax Benefit (Expense)	Net-of-Tax Amount
Prior service benefit during year	$37	$(12)	$25
Amortization of prior service benefit	(14)	6	(8)
Net loss arising during year	(425)	131	(294)
Actuarial loss included in benefits expense	212	(58)	154
Total benefit plans	$(190)	$67	$(123)

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]
The Company recorded the activity related to the warranty reserve for the years ended December 31 as follows:

In millions	2011	2010	2009
Warranty reserve liability
Beginning balance as of January 1	$24	$25	$24
Accruals for warranties issued	42	48	47
Settlements (in cash or in kind)	(43)	(49)	(46)
Ending balance as of December 31	$23	$24	$25

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases as of December 31, 2011, for the following fiscal years were:

In millions	2012	2013	2014	2015	2016	Thereafter
Minimum lease obligations	$62	$46	$37	$27	$20	$13

Derivatives and Hedging Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following tables provide information on the location and amounts of derivative fair values in the Consolidated Balance Sheets:

	Fair Values of Derivative Instruments
	December 31, 2011			December 31, 2011
In millions	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedging instruments
Interest rate swap	Other current assets	$—	$—	Other current liabilities	$560	$9
Foreign exchange forward and option contracts	Other current assets	$166	$6	Other current liabilities	$58	$—
Total derivatives designated as hedging instruments			$6			$9
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current assets	$114	$—	Other current liabilities	$148	$3
Total derivatives not designated as hedging instruments			$—			$3
Total derivatives			$6			$12

	Fair Values of Derivative Instruments
	December 31, 2010			December 31, 2010
In millions	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
Derivatives designated as hedging instruments
Foreign exchange forward contracts	Other current assets	$96	$7	Other current liabilities	$105	$2
Total derivatives designated as hedging instruments			$7			$2
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other current assets	$79	$2	Other current liabilities	$70	$1
Total derivatives not designated as hedging instruments			$2			$1
Total derivatives			$9			$3

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The effect of derivative instruments on the Consolidated Statement of Operations for the years ended December 31 were as follows:

In millions	Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative (Effective Portion)				Amount of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)				Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Derivatives in Cash Flow Hedging Relationships	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009	Location of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009	Location of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009
Interest rate swap	$(9)	$—	$—	Interest expense	$(1)	$—	$—	Interest expense	$—	$—	$—
Foreign exchange forward and option contracts	$(3)	$3	$8	Cost of Products	$(3)	$(3)	$(9)	Other (expense) income	$1	$—	$1

In millions		Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations
Derivatives not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in the Consolidated Statement of Operations	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009
Foreign exchange forward contracts	Other (expense) income	$3	$—	$(6)
Foreign exchange forward contracts	Cost of Products	$3	$(1)	$6

Refe

Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 are set forth as follows:

		Fair Value Measurements at Reporting Date Using
In millions	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market funds*	$33	$33	$—	$—
Available for sale securities**	10	10	—	—
Foreign exchange forward and option contracts ***	6	—	6	—
Total	$49	$43	$6	$—
Liabilities:
Interest rate swap ****	$9	$—	$9	$—
Foreign exchange forward contracts****	3	—	3	—
Total	$12	$—	$12	$—

		Fair Value Measurements at Reporting Date Using
In millions	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market funds*	$155	$155	$—	$—
Available for sale securities**	11	11	—	—
Foreign exchange forward contracts ***	9	—	9	—
Total	$175	$166	$9	$—
Liabilities:
Foreign exchange forward contracts****	$3	$—	$3	$—
Total	$3	$—	$3	$—
_____________
*    Included in Cash and cash equivalents in the Consolidated Balance Sheets.
**    Included in Other assets in the Consolidated Balance Sheets.
***    Included in Other current assets in the Consolidated Balance Sheets.
****    Included in Other current liabilities in the Consolidated Balance Sheets.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
The following table presents the nonrecurring losses recognized for the years ended December 31, and the carrying value and asset classification of the related assets as of December 31:

In millions	2011		2010
	Carrying Value	Total Losses	Carrying Value	Total Losses
Property, plant and equipment	$365	$(81)	$—	$—
Goodwill	913	(5)	—	—
Definite-lived intangible assets	312	(2)	—
Investment in MOD Systems	—	—	—	(14)
Total	$1,590	$(88)	$—	$(14)

Segment Information and Concentrations (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
The following table presents revenue and operating income by segment for the years ended December 31:

In millions	2011	2010	2009
Revenue by segment
Financial Services	$2,999	$2,645	$2,614
Retail Solutions	1,778	1,717	1,627
Hospitality and Specialty Retail(1)	141	—	—
Emerging Industries	373	349	338
Consolidated revenue	5,291	4,711	4,579
Operating income (loss) by segment
Financial Services	313	250	252
Retail Solutions	71	73	12
Hospitality and Specialty Retail(1)	22	—	—
Emerging Industries	77	60	57
Subtotal - segment operating income	483	383	321
Pension expense	222	208	159
Other adjustments(2)	49	26	28
Income from operations	$212	$149	$134

(1)
The acquisition of Radiant was completed on August 24, 2011. Because the transaction was completed during 2011, the revenue and operating income results reflected for the Hospitality and Specialty Retail segment are partial, and reflect only the period from August 25, 2011 through December 31, 2011.

(2)
Other adjustments in 2011 include $30 million of acquisition related transaction costs; $7 million of acquisition related severance costs; and $12 million of acquisition related amortization of intangible assets. Other adjustments in 2010 include an $8 million litigation charge and $18 million of incremental costs directly related to the relocation of the Company's worldwide headquarters. Other adjustments in 2009 include a $22 million charge for the impairment of assets related to an equity investment and $6 million of incremental costs directly related to the relocation of the worldwide headquarters.

Revenue from External Customers by Products and Services [Table Text Block]
The following table presents revenue from products and services for NCR for the years ended December 31:

In millions	2011	2010	2009
Product revenue	$2,592	$2,301	$2,208
Professional and installation services revenue	764	581	572
Total solution revenue	3,356	2,882	2,780
Support services revenue	1,935	1,829	1,799
Total revenue	$5,291	$4,711	$4,579

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following table presents revenue by geographic area for NCR for the years ended December 31:

In millions	2011	%	2010	%	2009	%
Revenue by Geographic Area
United States	$1,914	36%	$1,548	33%	$1,578	34%
Americas (excluding United States)	206	4%	219	5%	208	5%
Europe	1,421	27%	1,378	29%	1,309	29%
Brazil/India/China/Middle East Africa	849	16%	753	16%	725	16%
Japan Korea	332	6%	348	7%	337	7%
South Asia Pacific	345	7%	286	6%	267	6%
Caribbean Latin America	224	4%	179	4%	155	3%
Consolidated revenue	$5,291	100%	$4,711	100%	$4,579	100%

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table presents property, plant and equipment by geographic area as of December 31:

In millions	2011	2010
Property, plant and equipment, net
United States	$246	$309
Americas (excluding United States)	3	3
Europe	21	22
Brazil/India/China/Middle East Africa	23	20
Japan Korea	59	59
South Asia Pacific	5	6
Caribbean Latin America	8	10
Consolidated property, plant and equipment, net	$365	$429

Quarterly Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

In millions, except per share amounts	First	Second	Third	Fourth
2011
Total revenues	$1,058	$1,272	$1,360	$1,601
Gross margin	219	279	299	385
Operating income	20	62	28	102
Income from continuing operations (attributable to NCR)	19	45	23	59
Loss from discontinued operations, net of tax	(6)	(12)	(7)	(68)
Net income (loss) attributable to NCR	$13	$33	$16	$(9)
Income (loss) per share attributable to NCR common stockholders:
Income per common share from continuing operations
Basic	$0.12	$0.29	$0.15	$0.37
Diluted	$0.12	$0.28	$0.14	$0.37
Net income (loss) per common share:
Basic	$0.08	$0.21	$0.10	$(0.06)
Diluted	$0.08	$0.21	$0.10	$(0.06)
2010
Total revenues	$1,009	$1,153	$1,177	$1,372
Gross margin	194	245	254	297
Operating (loss) income	(8)	41	47	69
(Loss) income from continuing operations attributable to NCR	(12)	27	86	43
(Loss) income from discontinued operations, net of tax	(7)	4	(3)	(4)
Net (loss) income attributable to NCR	$(19)	$31	$83	$39
(Loss) income per share attributable to NCR common stockholders:
(Loss) income per common share from continuing operations
Basic	$(0.08)	$0.17	$0.54	$0.27
Diluted	$(0.08)	$0.17	$0.53	$0.27
Net (loss) income per common share
Basic	$(0.12)	$0.19	$0.52	$0.24
Diluted	$(0.12)	$0.19	$0.51	$0.24

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The income (loss) from discontinued operations for the years ended December 31 was:

	2011		2010		2009
	Pre - Tax	Net of Tax	Pre - Tax	Net of Tax	Pre - Tax	Net of Tax
Environmental matters	$3	$2	$31	$20	$(143)	$(91)
Spin-off of Teradata	—	6	—	3	—	—
Closure of the Canadian EFT business	(2)	(1)	—	—	(1)	(1)
Divestiture of the Healthcare business	(5)	(4)	(7)	(5)	(5)	(3)
Divestiture of the Entertainment business	(147)	(96)	(43)	(28)	(31)	(20)
Total	$(151)	$(93)	$(19)	$(10)	$(180)	$(115)

Description of Business and Significant Accounting Policies - Out of Period Adjustments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2011
Foreign currency adjustments charged to other income and expense	$ (2)
Increase in selling, general and administrative expenses to correct tax accounts in Brazil determined to be unrecoverable	$ 4

Description of Business and Significant Accounting Policies - Capitalized Software and Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Capitalized software, useful life, minimum	4
Capitalized software, useful life, maximum	7
Depreciation	$ 58	$ 55	$ 63
Capitalized Software [Roll Forward]
Beginning balance	107	102	92
Capitalization	62	57	61
Amortization	(51)	(52)	(51)
Ending balance	$ 118	$ 107	$ 102
Machinery and other equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives, minimum (in years)	3
Useful lives, maximum (in years)	20
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives, minimum (in years)	25
Useful lives, maximum (in years)	45

Description of Business and Significant Accounting Policies - Redeemable Noncontrolling Interests and Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Redeemable Noncontrolling Interest [Line Items]
Subscription price of noncontrolling interest									$ 43	$ 0	$ 0
Earnings Per Share Reconciliation [Abstract]
Income from continuing operations									146	144	82
Income (loss) from discontinued operations, net of tax									(93)	(10)	(115)
Net income (loss) attributable to NCR common stockholders									53	134	(33)
Weighted average outstanding shares of common stock									158	159.8	158.9
Dilutive effect of employee stock options and restricted stock									3	1.4	1.2
Common stock and common stock equivalents									161	161.2	160.1
Basic earnings (loss) per share [Abstract]
From continuing operations	$ 0.37	$ 0.15	$ 0.29	$ 0.12	$ 0.27	$ 0.54	$ 0.17	$ (0.08)	$ 0.92	$ 0.9	$ 0.52
From discontinued operations									$ (0.58)	$ (0.06)	$ (0.73)
Total basic earnings (loss) per share	$ (0.06)	$ 0.1	$ 0.21	$ 0.08	$ 0.24	$ 0.52	$ 0.19	$ (0.12)	$ 0.34	$ 0.84	$ (0.21)
Diluted earnings (loss) per share [Abstract]
From continuing operations	$ 0.37	$ 0.14	$ 0.28	$ 0.12	$ 0.27	$ 0.53	$ 0.17	$ (0.08)	$ 0.91	$ 0.89	$ 0.51
From discontinued operations									$ (0.58)	$ (0.06)	$ (0.72)
Total diluted earnings (loss) per share	$ (0.06)	$ 0.1	$ 0.21	$ 0.08	$ 0.24	$ 0.51	$ 0.19	$ (0.12)	$ 0.33	$ 0.83	$ (0.21)
Antidilutive options to purchase excluded from computation of diluted earnings per share									3.7	5.6	7
NCR Manaus [Member]
Redeemable Noncontrolling Interest [Line Items]
Voting equity interest sold	49.00%								49.00%
Subscription price of noncontrolling interest									$ 43
Noncontrolling interest defined financial performance period									5 years

Description of Business and Significant Accounting Policies - Related Party Transactions (Details) (Bradesco [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y atms
Bradesco [Member]
Related Party Transaction [Line Items]
Minimum number of ATMs commited to be purchased from NCR	30,000
Master Purchase Agreement term (in years)	5
Revenues with related party	$ 35
Receivables outstanding from related party	$ 14

Description of Business and Significant Accounting Policies - Evaluation of Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	Jun. 22, 2012	Dec. 31, 2011
Sale [Member]
Subsequent Event [Line Items]
Business Disposition, Price of Disposed Entity	$ 100
Entertainment Business [Member]
Subsequent Event [Line Items]
Assets Held-for-sale, Current		72
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net		64
Disposal Group, Including Discontinued Operation, Inventory		6
Disposal Group, Including Discontinued Operation, Intangible Assets, Net		2
Entertainment Business [Member] | Sale [Member]
Subsequent Event [Line Items]
Business Disposal, Software and Services Margin Threshold Triggering Additional Payment		25
Assets Held-for-sale, Current	67
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	51
Disposal Group, Including Discontinued Operation, Inventory	15
Disposal Group, Including Discontinued Operation, Intangible Assets, Net	$ 1

Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other (income) expense, net [Abstract]
Interest income	$ 5	$ 5	$ 6
Impairment of an investment (Note 11)	0	(14)	(24)
Other, net	(8)	(2)	(13)
Total other (expense) income, net	(3)	(11)	(31)
Accounts Receivable [Abstract]
Accounts Receivable, gross	1,048	932
Less: allowance for doubtful accounts	(16)	(13)
Total accounts receivable, net	1,032	919
Inventory [Abstract]
Work in process and raw materials, net	167	143
Finished goods, net	177	180
Service parts, net	430	418
Total inventories, net	774	741
Other current assets [Abstract]
Current deferred tax assets	147	125
Other	164	197
Total other current assets	311	322
Property, plant and equipment [Abstract]
Property, plant and equipment, gross	954	1,095
Less: accumulated depreciation	(589)	(666)
Total property, plant and equipment, net	365	429
Accumulated other comprehensive loss, net of tax [Abstract]
Currency translation adjustments	(82)	(54)
Unrealized gain on securities	1	2
Unrealized gain on derivatives	0	5
Actuarial losses and prior service costs on employee benefit plans	(1,411)	(1,288)
Total accumulated other comprehensive loss	(1,492)	(1,335)
Trade Accounts Receivable [Member]
Accounts Receivable [Abstract]
Accounts Receivable, gross	1,002	878
Other Receivables [Member]
Accounts Receivable [Abstract]
Accounts Receivable, gross	46	54
Land and improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, gross	46	43
Buildings and improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, gross	234	234
Machinery and other equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, gross	$ 674	$ 818

Business Combinations and Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 21, 2009	Mar. 18, 2010 Vivotech Inc [Member]	Aug. 05, 2010 Document Capture Technologies Inc. [Member]	Aug. 20, 2010 Mod Systems Inc [Member]	Aug. 24, 2011 Radiant [Member]	Dec. 31, 2011 Radiant [Member] Hospitality and Special Retail [Member]	Dec. 31, 2011 Radiant [Member] Financial Services [Member]	Dec. 31, 2011 Radiant [Member] Retail Solutions [Member]
Business Acquisition [Line Items]
Business Acquisition, Cost Method Investment, Percent Minority Interest, Additional Investment					1.00%
Business Acquisition, Cost Method Investment, Percent Minority Interest					6.00%		3.00%
Equity Method Investment, Ownership Percentage						17.00%	5.00%
Investment, Percent Minority Interest, Additional Investment							8.00%
Investment, Percent Minority Investment Owned							16.00%
Business Acquisition, Percentage of Additional Voting Interests Acquired				80.40%
Purchase Consideration								$ 1,206
Net Tangible Assets Acquired/(Liabilities Assumed)								78
Purchased Intangible Assets								319
Goodwill		14	15					809	624	86	99
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount		0	11					73
Business Combination, Acquisition Related Costs	30
Business Acquisition, Pro Forma Information [Abstract]
Revenue	5,538	5,057
Net Income attributable to NCR	$ 64	$ 102

Business Combinations and Investments - Financing (Details) (USD $)	Aug. 22, 2011
Debt Instrument [Line Items]
Secured Credit Facility Maximum Borrowing Amount	$ 1,400,000,000
Senior Secured Debt [Member]
Debt Instrument [Line Items]
Secured Debt	1,100,000,000
Term Loan [Member] | Senior Secured Debt [Member]
Debt Instrument [Line Items]
Secured Credit Facility Maximum Borrowing Amount	700,000,000
Revolving [Member] | Senior Secured Debt [Member]
Debt Instrument [Line Items]
Secured Credit Facility Maximum Borrowing Amount	$ 700,000,000

Business Combinations and Investments - Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Aug. 24, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Reseller Network [Member] Y		Aug. 24, 2011 Reseller Network [Member]	Dec. 31, 2011 Technology - Software and Hardware [Member] Y		Aug. 24, 2011 Technology - Software and Hardware [Member]	Dec. 31, 2011 Trademarks [Member] Y		Aug. 24, 2011 Trademarks [Member]	Dec. 31, 2011 Direct Customer Relationships [Member] Y		Aug. 24, 2011 Direct Customer Relationships [Member]	Dec. 31, 2011 Noncompete Agreements [Member] Y		Aug. 24, 2011 Noncompete Agreements [Member]	Dec. 31, 2011 Internally Developed Software [Member] Y		Aug. 24, 2011 Internally Developed Software [Member]	Dec. 31, 2010 Proprietary Technology and Customer Relationships [Member] Y	Dec. 31, 2009 Intellectual Property Associated with Software, Customer Contracts, and Trade Names [Member] Y
Acquired Finite-Lived Intangible Assets [Line Items]
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount		$ 0	$ 11
Business Acquisition, Purchase Price Allocation, Goodwill Amount		14	15
Acquired Finite-lived Intangible Asset, Estimated Fair Value	$ 319					$ 88			$ 106			$ 48			$ 74			$ 2			$ 1	$ 2	$ 16
Acquired Finite-lived Intangible Asset, Weighted Average Amortization Period				13	[1]		6	[1]		9	[1]		15	[1]		2	[1]		2	[1]		3.9	3.8

[1]	Determination of the weighted average amortization period of the individual categories of intangible assets was based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with definite lives is recognized over the period of time the assets are expected to contribute to future cash flows.

Goodwill and Other-Long Lived Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Financial Services [Member]	Dec. 31, 2010 Financial Services [Member]	Dec. 31, 2009 Financial Services [Member]	Dec. 31, 2011 Retail Solutions [Member]	Dec. 31, 2010 Retail Solutions [Member]	Dec. 31, 2009 Retail Solutions [Member]	Dec. 31, 2011 Hospitality and Special Retail [Member]	Dec. 31, 2010 Hospitality and Special Retail [Member]	Dec. 31, 2009 Hospitality and Special Retail [Member]	Dec. 31, 2011 Entertainment [Member]	Dec. 31, 2010 Entertainment [Member]	Dec. 31, 2009 Entertainment [Member]	Dec. 31, 2011 Emerging Industries [Member]	Dec. 31, 2010 Emerging Industries [Member]	Dec. 31, 2009 Emerging Industries [Member]	Dec. 31, 2011 Travel and Gaming [Member]
Goodwill [Line Items]
Goodwill, Percent Fair Value Exceeded Carrying Value During First Step of Quantative Test																			210.00%
Goodwill, Gross	$ 921	$ 118	$ 103	$ 152	$ 67	$ 66	$ 120	$ 21	$ 21	$ 619	$ 0	$ 0	$ 5	$ 5	$ 5	$ 25	$ 25	$ 11	$ 1
Accumulated Impairment Losses	(8)	(3)	(3)	0	0	0	(3)	(3)	(3)	0	0	0	(5)	0	0	0	0	0
Goodwill	913	115	100	152	67	66	117	18	18	619	0	0	0	5	5	25	25	11
Additions	809	14		86	0		99	0		624	0		0	0		0	14
Impairment	(5)	0		0	0		0	0		0	0		(5)	0		0	0
Other	$ (6)	$ 1		$ (1)	$ 1		$ 0	$ 0		$ (5)	$ 0		$ 0	$ 0		$ 0	$ 0

Goodwill and Other-Long Lived Assets - Identifiable Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 387	$ 72
Accumulated Amortization	(75)	(57)
Finite-Lived Intangible Assets, Current and Future Amortization Expense [Abstract]
2011	17
2012	40
2013	39
2014	38
2015	36
2016	32
Reseller & Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	167	7
Accumulated Amortization	(8)	(2)
Finite-Lived Intangible Assets, Useful Life, Minimum	1
Finite-Lived Intangible Assets, Useful Life, Maximum	15
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	164	59
Accumulated Amortization	(59)	(49)
Finite-Lived Intangible Assets, Useful Life, Minimum	2
Finite-Lived Intangible Assets, Useful Life, Maximum	7
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	49	1
Accumulated Amortization	(3)	(1)
Finite-Lived Intangible Assets, Useful Life, Minimum	2
Finite-Lived Intangible Assets, Useful Life, Maximum	9
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	7	5
Accumulated Amortization	(5)	(5)
Finite-Lived Intangible Assets, Useful Life, Minimum	2
Finite-Lived Intangible Assets, Useful Life, Maximum	5
Entertainment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	148
Long lived assets, fair value disclosure	65
Long Lived Asset, Impairment Charges	83
Property, Plant and Equipment [Member] | Entertainment [Member]
Finite-Lived Intangible Assets [Line Items]
Tangible Asset Impairment Charges	81
Finite-Lived Intangible Assets [Member] | Entertainment [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived	$ 2

Debt Obligations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended														12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011	Aug. 22, 2011	Dec. 31, 2010	Dec. 31, 2011 Fiscal Quarter In 2012 and 2013 [Member]	Dec. 31, 2011 Fiscal Quarter in 2014 [Member]	Dec. 31, 2011 Fiscal Quarter in 2015 and Beyond [Member]	Dec. 31, 2011 Fiscal Quarters Ending Prior to December 31, 2013 [Member]	Dec. 31, 2011 Fiscal Quarters Ending On Or After December 31, 2013 [Member]	Dec. 31, 2011 Secured Debt [Member]	Dec. 31, 2011 Notes Payable to Banks [Member]	Dec. 31, 2011 Capital Lease Obligations [Member]	Aug. 22, 2011 Line of Credit [Member]	Dec. 31, 2011 Industrial Revenue Bond [Member] Capital Lease Obligations [Member]	Sep. 30, 2009 Industrial Revenue Bond [Member] Capital Lease Obligations [Member]	Dec. 31, 2011 Secured Debt [Member] Term Loan [Member]	Aug. 22, 2011 Secured Debt [Member] Term Loan [Member]	Aug. 22, 2011 Secured Debt [Member] Revolving [Member]	Dec. 31, 2011 Base Rate [Member] Secured Debt [Member]	Dec. 31, 2011 Base Rate [Member] Minimum [Member] Secured Debt [Member]	Dec. 31, 2011 Base Rate [Member] Maximum [Member] Secured Debt [Member]	Dec. 31, 2011 Federal Funds Rate [Member] Secured Debt [Member]	Dec. 31, 2011 LIBOR [Member] Minimum [Member] Secured Debt [Member]	Dec. 31, 2011 LIBOR [Member] Maximum [Member] Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 852								$ 840	$ 5	$ 5		$ 3
Secured Credit Facility Maximum Borrowing Amount		1,400														700	700
Line of Credit Facility, Amount Outstanding																700	140
Line of Credit Facility, Reduction in Borrowing Capacity From Usage of Letters of Credit												21
Debt Instrument, Periodic Payment															17.5
Debt Instrument, Amont Due at Maturity Date															455
Debt Instrument, Basis Spread on Variable Rate																		1.00%			0.50%
Debt Instrument, Margin for Base Rate Loans																			0.25%	1.50%		1.25%	2.50%
Maximum Incremental Borrowing Per Secured Credit Facility	500
Deferred Finance Costs, Noncurrent, Net	29
Debt Instrument Covenant Consolidated Leverage Ratio				350.00%	325.00%	300.00%
Debt Instrument Covenant Interest Coverage Ratio							350.00%	400.00%
Interest Coverage Ratio Determination Period	four consecutive fiscal quarters
Debt Instrument, Interest Rate, Stated Percentage										9.49%
Capital Lease Obligation At Issuance														5
Debt Instrument, Fair Value Disclosure	$ 855		$ 13
Georgia Development Authority IRB Rate														5.00%

Income Taxes - Income from Continuing Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
(Loss) Income Before Income Taxes [Abstract]
United States	$ (110)	$ (59)	$ (137)
Foreign	306	195	230
Income from continuing operations before income taxes	$ 196	$ 136	$ 93

Income Taxes - Components of Income Tax (Benefit) Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ 2	$ (8)	$ 1
State	1	1	7
Foreign	61	44	67
Deferred
Federal	(15)	(8)	(39)
State	0	(1)	(6)
Foreign	2	(39)	(22)
Total income tax (benefit) expense	$ 51	$ (11)	$ 8

Income Taxes - Income Tax Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Income tax (benefit) expense at the U.S. federal tax rate of 35%	$ 68	$ 47	$ 33
Foreign income tax differential	(19)	(23)	(33)
U.S. permanent book/tax differences	3	2	(1)
Tax audit settlements	(12)	0	0
Change in liability for unrecognized tax benefits	2	4	11
Nondeductible transaction costs	4	0	0
Federal capital loss valuation allowance	5	0	0
Japan valuation allowance release	0	(40)	0
Other, net	0	(1)	(2)
Total income tax (benefit) expense	$ 51	$ (11)	$ 8

Income Taxes - Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets
Employee pensions and other benefits	$ 658	$ 540
Other balance sheet reserves and allowances	148	170
Tax loss and credit carryforwards	376	341
Capitalized research and development	67	57
Property, plant and equipment	49	18
Intangible Assets	0	5
Other	56	47
Total deferred income tax assets	1,354	1,178
Valuation allowance	(412)	(410)
Net deferred income tax assets	942	768
Deferred income tax liabilities
Intangible Assets	81	0
Capitalized software	10	11
Other	9	7
Total deferred income tax liabilities	100	18
Total net deferred income tax assets	842	750
Operating Loss Carryforwards	848
United States [Member]
Deferred income tax assets
Net deferred income tax assets	704
Deferred income tax liabilities
Tax credit carryforward, amount	68
Tax credit carryforward, amount that is not subject to expiration	22
Tax credit carryforward, amount that is subject to expiration	$ 46

Income Taxes - Unrecognized Tax Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits - January 1	$ 285,000,000	$ 288,000,000
Increases related to tax positions from prior years	18,000,000	16,000,000
Decreases related to tax positions from prior years	(28,000,000)	(23,000,000)
Increases related to tax provisions taken during the current year	23,000,000	30,000,000
Settlements with tax authorities	(33,000,000)	(11,000,000)
Lapses of statutes of limitation	(13,000,000)	(15,000,000)
Total Gross unrecognized tax benefits - December 31	252,000,000	285,000,000	288,000,000
Total amount of gross unrecognized tax benefits that would affect NCR's effective tax rate if realized	131,000,000
Recognized interest and penalties associated with uncertain tax positions	(11,000,000)	9,000,000	6,000,000
Interest and penalties accrued associated with uncertain tax positions	48,000,000	60,000,000
Significant change in unrecognized tax benefits is reasonably possible, estimated range of change, lower bound	8,000,000
Significant change in unrecognized tax benefits is reasonably possible, estimated range of change, upper bound	12,000,000
Undistributed earnings of foreign subsidiaries	$ 1,200,000,000

Employee Stock Compensation Plans - Allocated Compensation, Assumptions and Shares Available (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation (pre-tax)	$ 33	$ 21	$ 12
Tax Benefit	(10)	(7)	(3)
Total stock-based compensation (net of tax)	23	14	9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	2.04%	2.27%	1.98%
Expected volatility	40.40%	46.80%	44.10%
Expected holding period (in years)	5.1	4.8	5
Stock Incentive Plan, 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	17
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation (pre-tax)	6	6	14
Weighted average fair value of option granted (in dollars per share)	$ 7.38	$ 5.49	$ 4.78
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation (pre-tax)	$ 27	$ 15	$ (2)

Employee Stock Compensation Plans - Stock Options (Details) (Stock Options [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning balance, Shares Under Option (in shares)	9,559
Granted, Shares Under Option (in shares)	118
Exercised, Shares Under Option (in shares)	(1,154)
Forfeited or expired, Shares Under Option (in shares)	(367)
Outstanding, Ending balance, Shares Under Option (in shares)	8,156	9,559
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning balance, Weighted Average Exercise Price per Share (in dollars per share)	$ 15.72
Granted, Weighted Average Exercise Price per Share (in dollars per share)	$ 19.15
Exercised, Weighted Average Exercise Price per Share (in dollars per share)	$ 11.82
Forfeited or expired, Weighted Average Exercise Price per Share (in dollars per share)	$ 17.95
Outstanding, Ending balance, Weighted Average Exercise Price per Share (in dollars per share)	$ 16.23	$ 15.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Contratual Term (in years)	4.99
Outstanding, Aggregate Intrinsic Value	$ 17
Exercisable, Shares Under Option (in shares)	6,707
Exercisable, Weighted Average Exercise Price per Share (in dollars per share)	$ 16.49
Exercisable, Weighted Average Remaining Contractual Term (in years)	4.41
Exercisable, Aggregate Intrinsic Value	13
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Fully vested and expected to vest, Shares Under Option (in shares)	8,030
Fully vested and expected to vest, Weighted Average Exercise Price per Share (in dollars per share)	$ 16.25
Fully vested and expected to vest, Weighted Average Remaining Contractual Term (in years)	4.95
Fully vested and expected to vest, Aggregate Intrinsic Value	17
Total intrinsic value of all options exercised	8	3	1
Cash received from option exercises	13	6	4
Tax benefit realized from these exercises	3	1
Total unrecognized compensation	$ 5
Total unrecognized compensation cost, period of recognition (in years)	1.7

Employee Stock Compensation Plans - Restricted Stock and Restricted Stock Units (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of shares vested and distributed	$ 1	$ 9	$ 5
Total unrecognized compensation	$ 48
Total unrecognized compensation cost, period of recognition (in years)	1.5
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Unvested shares, Beginning balance, Number of Shares (in shares)	3,827
Shares granted, Number of Shares (in shares)	2,449
Shares vested, Number of Shares (in shares)	(77)
Shares forfeited, Number of Shares (in shares)	(815)
Unvested shares, Ending balance, Number of Shares (in shares)	5,384	3,827
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested shares, Beginning balance, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 13.79
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 18.84
Shares vested, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 14.31
Shares forfeited, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 19.44
Unvested shares, Ending balance, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 15.22	$ 13.79
Restricted Stock, Service-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares granted, Number of Shares (in shares)	1,430
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 18.5
Restricted Stock, Performance-based [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Shares granted, Number of Shares (in shares)	1,019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Shares granted, Weighted Average Grant-Date Fair Value per Share (in dollars per share)	$ 19.32

Employee Stock Compensation Plans - Other Share-based Plans (Details) (Employee Stock [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESPP discount	5.00%
Employees may authorize payroll deductions of up to	10.00%
Employees purchased (in shares)	0.3	0.4	0.5
Employees purchased	$ 5	$ 5	$ 5
Shares authorized (in shares)	4
Shares remain unissued (in shares)	2.2

Employee Benefit Plans - Amounts to be Recognized (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	$ 3
Actuarial loss	111
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	0
Actuarial loss	52
International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	3
Actuarial loss	59
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	(18)
Actuarial loss	3
Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (income)	(6)
Actuarial loss	$ 10

Employee Benefit Plans - Change in Benefit Obligation and Plan Assets, Funded Status, Amounts Recognized in Balance Sheet, and ABO in Excess of Plan Assets (Details) (USD $)
In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		$ 5,522	$ 5,367
Gross service cost		15	15	17
Interest cost		272	279	287
Amendment		(3)	9
Actuarial loss (gain)		577	203
Benefits paid		(322)	(316)
Plan participant contributions		3	3
Currency translation adjustments		(4)	(38)
Benefit obligation as of December 31	6,060	6,060	5,522	5,367
Accumulated benefit obligation as of December 31	5,982	5,982	5,445
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets as of January 1		4,525	4,319
Actual return on plan assets		387	439
Company contributions		125	105
Benefits paid		(322)	(316)
Currency translation adjustments		(4)	(25)
Plan participant contributions		3	3
Fair value of plan assets as of December 31	4,714	4,714	4,525	4,319
Funded Status	(1,346)	(1,346)	(997)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	339	339	286
Current liabilities	(23)	(23)	(24)
Noncurrent liabilities	(1,662)	(1,662)	(1,259)
Net amounts recognized	(1,346)	(1,346)	(997)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	2,053	2,053	1,786
Prior service cost	3	3	9
Total	2,056	2,056	1,795
Pension plans with accumulated benefit obligations in excess of plan assets, projected benefit obligation	4,831	4,831	4,431
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	4,802	4,802	4,376
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	3,173	3,173	3,162
U.S. Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		3,595	3,404
Gross service cost		0	0	0
Interest cost		182	190	195
Amendment		0	0
Actuarial loss (gain)		451	203
Benefits paid		(201)	(202)
Plan participant contributions		0	0
Currency translation adjustments		0	0
Benefit obligation as of December 31	4,027	4,027	3,595	3,404
Accumulated benefit obligation as of December 31	4,027	4,027	3,595
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets as of January 1		2,692	2,582
Actual return on plan assets		233	303
Company contributions		9	9
Benefits paid		(201)	(202)
Currency translation adjustments		0	0
Plan participant contributions		0	0
Fair value of plan assets as of December 31	2,733	2,733	2,692	2,582
Funded Status	(1,294)	(1,294)	(903)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	0	0	0
Current liabilities	(8)	(8)	(8)
Noncurrent liabilities	(1,286)	(1,286)	(895)
Net amounts recognized	(1,294)	(1,294)	(903)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	1,272	1,272	1,021
Prior service cost	0	0	0
Total	1,272	1,272	1,021
International Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		1,927	1,963
Gross service cost		15	15	17
Interest cost		90	89	92
Amendment		(3)	9
Actuarial loss (gain)		126	0
Benefits paid		(121)	(114)
Plan participant contributions		3	3
Currency translation adjustments		(4)	(38)
Benefit obligation as of December 31	2,033	2,033	1,927	1,963
Accumulated benefit obligation as of December 31	1,955	1,955	1,850
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets as of January 1		1,833	1,737
Actual return on plan assets		154	136
Company contributions		116	96
Benefits paid		(121)	(114)
Currency translation adjustments		(4)	(25)
Plan participant contributions		3	3
Fair value of plan assets as of December 31	1,981	1,981	1,833	1,737
Funded Status	(52)	(52)	(94)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	339	339	286
Current liabilities	(15)	(15)	(16)
Noncurrent liabilities	(376)	(376)	(364)
Net amounts recognized	(52)	(52)	(94)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	781	781	765
Prior service cost	3	3	9
Total	784	784	774
Postretirement Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		55	111
Gross service cost		0	0	0
Interest cost		2	5	7
Amendment		0	(44)
Actuarial loss (gain)		(6)	(6)
Benefits paid		(11)	(16)
Plan participant contributions		(4)	(5)
Benefit obligation as of December 31	44	44	55	111
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid		(11)	(16)
Plan participant contributions		(4)	(5)
Funded Status	(44)	(44)	(55)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	(8)	(8)	(10)
Noncurrent liabilities	(36)	(36)	(45)
Net amounts recognized	(44)	(44)	(55)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	33	33	42
Prior service cost	(102)	(102)	(120)
Total	(69)	(69)	(78)
Postemployment Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1		313	307
Restructuring program cost		6	(1)
Gross service cost		25	22	25
Interest cost		10	11	13
Amendment	(44)	(41)	(5)
Actuarial loss (gain)		(20)	30
Benefits paid		(31)	(51)
Currency translation adjustments		2	0
Benefit obligation as of December 31	264	264	313	307
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Benefits paid		(31)	(51)
Funded Status	(264)	(264)	(313)
Amounts recognized in the Consolidated Balance Sheets
Current liabilities	(44)	(44)	(49)
Noncurrent liabilities	(220)	(220)	(264)
Net amounts recognized	(264)	(264)	(313)
Amounts recognized in the accumulated other comprehensive loss
Net actuarial loss	97	97	129
Prior service cost	(40)	(40)	(6)
Total	$ 57	$ 57	$ 123

Employee Benefit Plans - Net Periodic Benefit (Income) Cost (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended										12 Months Ended			3 Months Ended		12 Months Ended
	Sep. 30, 2009	Jun. 30, 2009	Dec. 31, 2011 Total Pension Benefits [Member]	Dec. 31, 2010 Total Pension Benefits [Member]	Dec. 31, 2009 Total Pension Benefits [Member]	Dec. 31, 2011 U.S. Pension Benefits [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member]	Dec. 31, 2009 U.S. Pension Benefits [Member]	Dec. 31, 2011 International Pension Benefits [Member]	Dec. 31, 2010 International Pension Benefits [Member]	Dec. 31, 2009 International Pension Benefits [Member]	Dec. 31, 2011 Executive Pension Plans [Member]	Dec. 31, 2011 Postretirement Benefits [Member]	Dec. 31, 2010 Postretirement Benefits [Member]	Dec. 31, 2009 Postretirement Benefits [Member]	Sep. 30, 2011 Postemployment Benefits [Member]	Jun. 30, 2011 Postemployment Benefits [Member]	Dec. 31, 2011 Postemployment Benefits [Member]	Dec. 31, 2010 Postemployment Benefits [Member]	Dec. 31, 2009 Postemployment Benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Net service cost			$ 15	$ 15	$ 17	$ 0	$ 0	$ 0	$ 15	$ 15	$ 17		$ 0	$ 0	$ 0			$ 25	$ 22	$ 25
Interest cost			272	279	287	182	190	195	90	89	92		2	5	7			10	11	13
Expected return on plan assets			(266)	(275)	(290)	(156)	(166)	(180)	(110)	(109)	(110)
Settlement charge			3	8	3	0	0	0	3	8	3
Prior service cost			6	0	1	0	0	0	6	0	1		(18)	(13)	(13)			(9)	(1)	(1)
Actuarial loss			192	181	141	123	119	94	69	62	47		3	4	3			14	12	12
Net benefit cost																		40	44	49
Restructuring severance cost																6		6	(1)	0
Net benefit cost			222	208	159	149	143	109	73	65	50		(13)	(4)	(3)			46	43	49
Reduction of the actuarial liability from announce change																	6
Estimated future employer contributions in 2012						85			120			10	7					60
Pension curtailment in United Kingdom	35
Pension freeze curtailment United Kingdom		$ 85

Employee Benefit Plans - Assumptions, Market-Related Value, and Unrecognized Loss (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Additional Disclosures Abstract [Abstract]
Defined Benefit Plan, Amortization Period for Differences Between Assumed and Actual Returns	5
Defined Benefit Plan, Threshold Percentage for Difference in Expected Return on Plan Assets	10.00%
Threshold Percentage for Amortized Gains and Losses Exceeding the Higher of the Market Value or Pbo	10.00%
Postemployment Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.50%	3.90%
Rate of compensation increase	3.20%	3.40%
Involuntary turnover rate	5.50%	5.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.90%	4.30%	4.60%
Rate of compensation increase	3.40%	3.60%	3.60%
Involuntary turnover rate	5.50%	5.00%	5.00%
Postretirement Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.30%	4.30%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.30%	5.00%	6.30%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect of one percentage point increase on service and interest cost	0
Effect of one percentage point decrease on service and interest cost	0
Effect of one percentage point increase on accumulated postretirement benefit obligation	1
Effect of one percentage point decrease on accumulated postretirement benefit obligation	(1)
Postretirement Benefits [Member] | Pre-65 Coverage [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	8.50%	9.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate rate	2018	2018
Postretirement Benefits [Member] | Post-65 Coverage[Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Healthcare cost trend rate assumed for next year	6.80%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate rate	2018	2018
U.S. Pension Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.00%	5.30%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.30%	5.80%	6.30%
Expected return on plan assets	6.80%	7.50%	7.80%
United States Additional Disclosures Abstract [Abstract]
Market-related value for this plan	2,496	2,421
Market-related value for this plan difference from fair value	234	269
U.S. pension plan, unrecognized net losses not expected to be amortized during fiscal 2012	391
Remaining unrecognized net losses in excess of the corridor	1,078
International Pension Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.10%	4.60%
Rate of compensation increase	3.00%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	4.60%	4.90%	5.30%
Expected return on plan assets	5.50%	6.00%	6.10%
Rate of compensation increase	3.50%	3.70%	3.90%
Total Pension Benefits [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.00%	5.00%
Rate of compensation increase	3.00%	3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.00%	5.40%	5.90%
Expected return on plan assets	6.30%	6.90%	7.10%
Rate of compensation increase	3.50%	3.70%	3.90%

Employee Benefit Plans - Actual and Target Allocations (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Actual Allocation of Plan Assets, Equity Securities	18.00%	38.00%
Actual Allocation of Plan Assets, Debt securities	80.00%	59.00%
Actual Allocation of Plan Assets, Real estate	2.00%	3.00%
Actual Allocation of Plan Assets, Other	0.00%	0.00%
Actual Allocation of Plan Assets, Total	100.00%	100.00%
Pension asset fixed income allocation	80.00%	60.00%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Asset Allocation, Equity securities, Minimum	16.00%
Target Asset Allocation, Equity securities, Maximum	20.00%
Target Asset Allocation, Debt securities, Minimum	77.00%
Target Asset Allocation, Debt securities, Maximum	83.00%
Target Asset Allocation, Real estate, Minimum	1.00%
Target Asset Allocation, Real estate, Maximum	3.00%
Target Asset Allocation, Other, Minimum	0.00%
Target Asset Allocation, Other, Maximum	1.00%
International Pension Benefits [Member]
Defined Benefit Plan, Actual Plan Asset Allocations [Abstract]
Actual Allocation of Plan Assets, Equity Securities	24.00%	45.00%
Actual Allocation of Plan Assets, Debt securities	65.00%	44.00%
Actual Allocation of Plan Assets, Real estate	6.00%	5.00%
Actual Allocation of Plan Assets, Other	5.00%	6.00%
Actual Allocation of Plan Assets, Total	100.00%	100.00%
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Target Asset Allocation, Equity securities, Minimum	24.00%
Target Asset Allocation, Equity securities, Maximum	31.00%
Target Asset Allocation, Debt securities, Minimum	61.00%
Target Asset Allocation, Debt securities, Maximum	68.00%
Target Asset Allocation, Real estate, Minimum	3.00%
Target Asset Allocation, Real estate, Maximum	5.00%
Target Asset Allocation, Other, Minimum	3.00%
Target Asset Allocation, Other, Maximum	6.00%

Employee Benefit Plans - Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,733		$ 2,692		$ 2,582
U.S. Pension Benefits [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	404		768
U.S. Pension Benefits [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,233		1,815
U.S. Pension Benefits [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	96		109		124
U.S. Pension Benefits [Member] | Equity Securities, Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	3	[1]
U.S. Pension Benefits [Member] | Equity Securities, Preferred Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	3	[1]
U.S. Pension Benefits [Member] | Equity Securities, Preferred Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
U.S. Pension Benefits [Member] | Equity Securities, Preferred Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
U.S. Pension Benefits [Member] | Equity Securities, Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	201	[1]	554	[1]
U.S. Pension Benefits [Member] | Equity Securities, Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	200	[1]	553	[1]
U.S. Pension Benefits [Member] | Equity Securities, Common Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
U.S. Pension Benefits [Member] | Equity Securities, Common Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[1]	1	[1]
U.S. Pension Benefits [Member] | Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	225	[2]	138	[2]
U.S. Pension Benefits [Member] | Government Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
U.S. Pension Benefits [Member] | Government Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	225	[2]	138	[2]
U.S. Pension Benefits [Member] | Government Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
U.S. Pension Benefits [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	781	[3]	351	[3]
U.S. Pension Benefits [Member] | Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
U.S. Pension Benefits [Member] | Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	781	[3]	351	[3]
U.S. Pension Benefits [Member] | Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
U.S. Pension Benefits [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32		35
U.S. Pension Benefits [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
U.S. Pension Benefits [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	32		35
U.S. Pension Benefits [Member] | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	209	[4]	365	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	209	[4]	365	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	964	[4]	872	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	964	[4]	872	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Short Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20	[4]	53	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	20	[4]	53	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Balanced [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[4]	1	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Balanced [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[4]	1	[4]
U.S. Pension Benefits [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	42	[5]	30	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	42	[5]	30	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	53	[5]	75	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
U.S. Pension Benefits [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	53	[5]	75	[5]
U.S. Pension Benefits [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	200	[4]	178	[4]
U.S. Pension Benefits [Member] | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	200	[4]	178	[4]
U.S. Pension Benefits [Member] | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Insurance Products [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[4]	0	[4]
U.S. Pension Benefits [Member] | Insurance Products [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Insurance Products [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[4]	0	[4]
U.S. Pension Benefits [Member] | Insurance Products [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
U.S. Pension Benefits [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	[5]	37	[5]
U.S. Pension Benefits [Member] | Real Estate And Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	[5]	34	[5]
U.S. Pension Benefits [Member] | Real Estate And Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
U.S. Pension Benefits [Member] | Real Estate And Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	3	[5]
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,981		1,833		1,737
Foreign Pension Plans, Defined Benefit [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	327		518
Foreign Pension Plans, Defined Benefit [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,467		1,141
Foreign Pension Plans, Defined Benefit [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	187		174		143
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[1]	0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Preferred Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	[1]	0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Preferred Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Preferred Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	259	[1]	483	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Common Stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	259	[1]	483	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Common Stock [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Equity Securities, Common Stock [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[1]
Foreign Pension Plans, Defined Benefit [Member] | Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	163	[2]	0	[2]
Foreign Pension Plans, Defined Benefit [Member] | Government Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Foreign Pension Plans, Defined Benefit [Member] | Government Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	163	[2]	0	[2]
Foreign Pension Plans, Defined Benefit [Member] | Government Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[2]	0	[2]
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	88	[3]	178	[3]
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	88	[3]	178	[3]
Foreign Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[3]	0	[3]
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	40		38
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	40		38
Foreign Pension Plans, Defined Benefit [Member] | Money Market Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	123	[4]	317	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	123	[4]	317	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	968	[4]	521	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	968	[4]	521	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Short Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Short Term Investments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Balanced [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	31	[4]	36	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Balanced [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	31	[4]	36	[4]
Foreign Pension Plans, Defined Benefit [Member] | Common and Commingled Trusts, Balanced [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	55	[5]	55	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Partnership And Joint Venture Interests, Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	55	[5]	55	[5]
Foreign Pension Plans, Defined Benefit [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	60	[4]	35	[4]
Foreign Pension Plans, Defined Benefit [Member] | Mutual Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	60	[4]	35	[4]
Foreign Pension Plans, Defined Benefit [Member] | Mutual Funds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Mutual Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Insurance Products [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	54	[4]	51	[4]
Foreign Pension Plans, Defined Benefit [Member] | Insurance Products [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Insurance Products [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	54	[4]	51	[4]
Foreign Pension Plans, Defined Benefit [Member] | Insurance Products [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[4]	0	[4]
Foreign Pension Plans, Defined Benefit [Member] | Real Estate And Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	139	[5]	119	[5]
Foreign Pension Plans, Defined Benefit [Member] | Real Estate And Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Real Estate And Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[5]	0	[5]
Foreign Pension Plans, Defined Benefit [Member] | Real Estate And Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 132	[5]	$ 119	[5]

[1]	Common and preferred stocks are valued based on quoted market prices at the closing price as reported on the active market on which the individual securities are traded.
[2]	Government securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields on similar instruments but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.
[3]	Corporate debt is valued primarily based on observable market quotations for similar bonds at the closing price reported on the active market on which the individual securities are traded. When such quoted prices are not available, the bonds are valued using a discounted cash flows approach using current yields on similar instruments of issuers with similar credit ratings.
[4]	Common/collective trusts and registered investment companies (RICs) such as mutual funds are valued using a Net Asset Value (NAV) provided by the manager of each fund. The NAV is based on the underlying net assets owned by the fund, divided by the number of shares or units outstanding. The fair value of the underlying securities within the fund, which are generally traded on an active market, are valued at the closing price reported on the active market on which those individual securities are traded. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiple and cost valuation approaches, are employed by the fund manager to value investments. This valuation approach is often used in valuing insurance products with underlying investments in mutual funds, commingled funds and pooled separate accounts.
[5]	Partnership/joint ventures and hedge funds are valued based on the fair value of the underlying securities within the fund, which include investments both traded on an active market and not traded on an active market. For those investments that are traded on an active market, the values are based on the closing price reported on the active market on which those individual securities are traded and in the case of hedge funds they are valued using a Net Asset Value (NAV) provided by the manager of each fund. For investments not traded on an active market, or for which a quoted price is not publicly available, a variety of unobservable valuation methodologies, including discounted cash flow, market multiples and cost valuation approaches, are employed by the fund manager to value investments.

Employee Benefit Plans - Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 U.S. Pension Benefits [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member]	Dec. 31, 2009 U.S. Pension Benefits [Member]	Dec. 31, 2011 U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 U.S. Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 International Pension Benefits [Member]	Dec. 31, 2010 International Pension Benefits [Member]	Dec. 31, 2009 International Pension Benefits [Member]	Dec. 31, 2011 International Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 International Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets as of January 1	$ 2,733	$ 2,692	$ 2,582	$ 109	$ 124	$ 1,981	$ 1,833	$ 1,737	$ 174	$ 143
Realized and unrealized gains and losses, net				1	10				2	16
Purchases, sales and settlements, net				(15)	(7)				11	(2)
Transfers in, net				1	(18)				0	17
Fair value of plan assets as of December 31	$ 2,733	$ 2,692	$ 2,582	$ 96	$ 109	$ 1,981	$ 1,833	$ 1,737	$ 187	$ 174

Employee Benefit Plans - Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Before-Tax Amount [Abstract]
Before-Tax Amount, Prior service cost during year	$ 37
Before-Tax Amount, Amortization of prior service cos	(14)
Before-Tax Amount, Net loss arising during year	(425)
Before-Tax Amount, Actuarial gain (loss) included in benefits expense	212
Before-Tax Amount, Total benefits plans	(190)
Tax Benefit (Expense) [Abstract]
Tax Benefit (Expense), Prior service cost during year	(12)
Tax Benefit (Expense), Amortization of prior service cost	6
Tax Benefit (Expense), Net loss arising during year	131
Tax Benefit (Expense), Actuarial gain (loss) included in benefits expense	(58)
Tax Benefit (Expense), Total benefits plans	67	(27)	(100)
Net-of-Tax Amount [Abstract]
Net-of-Tax Amount, Prior service cost during year	25
Net-of-Tax Amount, Amortization of prior service cost	(8)
Net-of-Tax Amount, Net loss arising during year	(294)
Net-of-Tax Amount, Actuarial gain (loss) included in benefits expense	154
Net-of-Tax Amount, Total benefit plans	$ (123)	$ 140	$ 98

Employee Benefit Plans - Estimated Future Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 227
2013	229
2014	232
2015	235
2016	238
2017 - 2021	1,229
International Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	102
2013	102
2014	102
2015	100
2016	105
2017 - 2021	517
Total Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	329
2013	331
2014	334
2015	335
2016	343
2017 - 2021	1,746
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	7
2013	6
2014	6
2015	5
2016	4
2017 - 2021	13
Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	60
2013	40
2014	38
2015	36
2016	35
2017 - 2021	$ 149

Employee Benefit Plans - Savings Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Contribution, U.S. Plan [Member]
Defined Contribution Plans Disclosures [Line Items]
Expense under defined contribution plan	$ 8	$ 8	$ 8
Defined Contribution, All Other Plans [Member]
Defined Contribution Plans Disclosures [Line Items]
Expense under defined contribution plan	$ 16	$ 14	$ 15

Commitments and Contingencies (Details) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Commission Arrangement Lawsuit [Member]	Dec. 31, 2011 Fox River Site [Member] facility	Dec. 31, 2010 Fox River Site [Member]	Jun. 30, 2009 Fox River Site [Member]	Dec. 31, 2011 Total Clean Up Costs, Fox River Site [Member]	Dec. 31, 2011 Total Natrual Resource Damages, Fox River Site [Member]	Dec. 31, 2011 Total Natrual Resource Damages, Fox River Site [Member] Minimum [Member]	Dec. 31, 2011 Total Natrual Resource Damages, Fox River Site [Member] Maximum [Member]	Dec. 31, 2011 Fox River LLC [Member]	Dec. 31, 2010 Fox River LLC [Member]	Dec. 31, 2011 Kalamazoo River Site [Member] defendant	Dec. 31, 2011 Kalamazoo River Site [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value		$ 8,000,000
Fox River LLC Funding Remainder Other Current Asset										1,000,000	5,000,000
Promissory Note, Original Maximum Obligation					20,000,000
Promissory Note, Current Maximum Obligation			16,000,000
Portion Of Costs Below Threshold, Percentage			45.00%
Threshold For Environmental Cleanup Costs			75,000,000
Portion Of Costs Exceeding Threshold, Percentage			40.00%
Number of Defendants												3	3
Consent Decrees Filed By Government	12
Estimated Total Clean Up Costs			852,000,000
Percentage Contingency for Probable Cost Overruns						15.00%
Estimated Total Clean Up Costs With Additional Overrun Contingency						898,000,000
Estimated Total NRD Costs							76,000,000
Estimated Minimum NRD Costs								0	246,000,000
Estimated Federal Government Maximum NRD Costs							382,000,000
Loss Contingency, Potential Reserve Increase Amount			25,000,000
Anticipated Allocable Total Site Costs, Maximum			100.00%
Net Loss Contingency Accrual										160,000,000	199,000,000
Estimate of AT&T and Actel-Lucent's Portion of Payout, Recorded As Long Term Asset			79,000,000	86,000,000
Total Amount Received from Settlements with Insurance Carriers			158,000,000
Amounts Expected to be Received from Settlements with Insurance Carriers			4,000,000
Portion of Insurance Settlements Subject to Competing Claims			9,000,000
NCRs Agreed Upon Share of Insurance Settlements Subject to Competing Claims			4,000,000
Judgement Against Insurance Company, Amount Awarded, Pending Appeal			5,000,000
Alleged Portion Of GP Clean Up Costs													79,000,000
Number of Potentially Responsible Parties			8
Number of Sites Previously Owned Allegedly Responsible for PCB Discharges			2
Additional Potentially Responsible Parties			4
Loss Contingency, Range of Possible Loss, Minimum			$ 0
Number of Insurance Companies Not Settled			1
Number of Defendants With Asserted Cross Claims												2	2

Commitments and Contingencies - Warranty Reserve (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Liability Contingency [Line Items]
Warranty reserve liability, beginning balance	$ 24	$ 25	$ 24
Warranty reserve liability, accruals for warranties issued	42	48	47
Warranty reserve liability, settlements (in cash or in kind)	(43)	(49)	(46)
Warranty reserve liability, ending balance	$ 23	$ 24	$ 25

Commitments and Contingencies - Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Abstract]
2012	$ 62
2013	46
2014	37
2015	27
2016	20
Thereafter	13
Rent expense for operating leases	$ 64	$ 53	$ 54

Derivatives and Hedging Instruments - Derivative Fair Values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Currency Exposure, Number of Functional Currencies	50
Maximum Period For Cash Flow Hedging Activity	15
AOCI balance related to gain (loss) of derivative instruments, net of tax	$ 0	$ 5
Interest Rate Swap Beginning Notional	560
Interest Rate Swap Ending Notional	341
Derivative Assets, Fair Value	6	9
Derivative Liabilities, Fair Value	12	3
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	6	7
Derivative Liabilities, Fair Value	9	2
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Fair Value	0	2
Derivative Liabilities, Fair Value	3	1
Foreign Exchange Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
AOCI balance related to gain (loss) of derivative instruments, net of tax	5
Foreign Exchange Forward Contracts [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	166	96
Derivative Assets, Fair Value	6	7
Foreign Exchange Forward Contracts [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	58	105
Derivative Liabilities, Fair Value	0	2
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	114	79
Derivative Assets, Fair Value	0	2
Foreign Exchange Forward Contracts [Member] | Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	148	70
Derivative Liabilities, Fair Value	3	1
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
AOCI balance related to gain (loss) of derivative instruments, net of tax	(5)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Notional Amount	0
Derivative Assets, Fair Value	0
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Notional Amount	560
Derivative Liabilities, Fair Value	$ 9

Derivatives and Hedging Instruments - Gain (Loss) on Derivatives (Details) (Cash Flow Hedging [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Swap Agreement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative (Effective Portion)	$ (9)	$ 0	$ 0
Interest Rate Swap Agreement [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)	(1)	0	0
Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)	0	0	0
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income (OCI) on Derivative (Effective Portion)	(3)	3	8
Foreign Exchange Forward [Member] | Cost of Products [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Reclassified from AOCI into the Consolidated Statement of Operations (Effective Portion)	(3)	(3)	(9)
Foreign Exchange Forward [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 1	$ 0	$ 1

Derivative and Hedging Instruments - Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Details) (Foreign Exchange Forward Contracts [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other (Expense) Income [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations	$ 3	$ 0	$ (6)
Cost of Products [Member]
Derivative [Line Items]
Amount of Gain (Loss) Recognized in the Consolidated Statement of Operations	$ 3	$ (1)	$ 6

Fair Value of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in MOD Systems, other-than-temporary impairment charges			$ 14
Recurring [Member] | Estimate of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposits held in money market funds	33	[1]	155	[1]
Available for sale securities	10	[2]	11	[2]
Foreign exchange forward and option contracts	6	[3]	9	[3]
Total assets	49		175
Interest rate swap	9	[4]
Foreign exchange forward contracts	3	[4]	3	[4]
Total liabilities	12		3
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposits held in money market funds	33	[1]	155	[1]
Available for sale securities	10	[2]	11	[2]
Foreign exchange forward and option contracts	0	[3]	0	[3]
Total assets	43		166
Interest rate swap	0	[4]
Foreign exchange forward contracts	0	[4]	0	[4]
Total liabilities	0		0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposits held in money market funds	0	[1]	0	[1]
Available for sale securities	0	[2]	0	[2]
Foreign exchange forward and option contracts	6	[3]	9	[3]
Total assets	6		9
Interest rate swap	9	[4]
Foreign exchange forward contracts	3	[4]	3	[4]
Total liabilities	12		3
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Deposits held in money market funds	0	[1]	0	[1]
Available for sale securities	0	[2]	0	[2]
Foreign exchange forward and option contracts	0	[3]	0	[3]
Total assets	0		0
Interest rate swap	0	[4]
Foreign exchange forward contracts	0	[4]	0	[4]
Total liabilities	0		0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	365		0
Goodwill	913		0
Definite-lived intangible assets	312		0
Investment in MOD Systems	0		0
Total assets	1,590		0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Total Losses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment	(81)		0
Goodwill	(5)		0
Definite-lived intangible assets	(2)
Investment in MOD Systems	0		(14)
Impairment of property, plant and equipment, goodwill and definite-lived intangible assets	88
Investment in MOD Systems, other-than-temporary impairment charges			$ (14)

[1]	Included in Cash and cash equivalents in the Consolidated Balance Sheets.
[2]	Included in Other assets in the Consolidated Balance Sheets.
[3]	Included in Other current assets in the Consolidated Balance Sheets.
[4]	Included in Other current liabilities in the Consolidated Balance Sheets.

Segment Information and Concentrations - Revenue and Operating Income By Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 1,372	$ 1,177	$ 1,153	$ 1,009	$ 5,291		$ 4,711		$ 4,579
Pension Expense									222		208		159
Other adjustments									49	[1]	26	[1]	28	[1]
Income from operations	102	28	62	20	69	47	41	(8)	212		149		134
Acquisition related transaction costs included in other adjustments									30
Acquisition related severance costs included in other adjustments									7
Acquisition related amortization costs included in other adjustments									12
Litigation costs included in other adjustments											8
Relocation costs included in other adjustments											18		6
Impairment charge related to equity investment Included in other adjustments													22
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Segment Operating Income (Loss)									483		383		321
Financial Services [Member]
Segment Reporting Information [Line Items]
Revenues									2,999		2,645		2,614
Segment Operating Income (Loss)									313		250		252
Retail Solutions [Member]
Segment Reporting Information [Line Items]
Revenues									1,778		1,717		1,627
Segment Operating Income (Loss)									71		73		12
Hospitality and Special Retail [Member]
Segment Reporting Information [Line Items]
Revenues									141	[2]	0	[2]	0	[2]
Segment Operating Income (Loss)									22	[2]	0	[2]	0	[2]
Emerging Industries [Member]
Segment Reporting Information [Line Items]
Revenues									373		349		338
Segment Operating Income (Loss)									$ 77		$ 60		$ 57

[1]	Other adjustments in 2011 include $30 million of acquisition related transaction costs; $7 million of acquisition related severance costs; and $12 million of acquisition related amortization of intangible assets. Other adjustments in 2010 include an $8 million litigation charge and $18 million of incremental costs directly related to the relocation of the Company's worldwide headquarters. Other adjustments in 2009 include a $22 million charge for the impairment of assets related to an equity investment and $6 million of incremental costs directly related to the relocation of the worldwide headquarters.The fo
[2]	The acquisition of Radiant was completed on August 24, 2011. Because the transaction was completed during 2011, the revenue and operating income results reflected for the Hospitality and Specialty Retail segment are partial, and reflect only the period from August 25, 2011 through December 31, 2011.

Segment Information and Concentrations - Revenue from External Customers by Products and Services (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Product revenue									$ 2,592	$ 2,301	$ 2,208
Professional and installation services revenue									764	581	572
Total solution revenue									3,356	2,882	2,780
Support services revenue									1,935	1,829	1,799
Total revenue	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 1,372	$ 1,177	$ 1,153	$ 1,009	$ 5,291	$ 4,711	$ 4,579

Segment Information and Concentrations Segment Information and Concentrations - Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 1,372	$ 1,177	$ 1,153	$ 1,009	$ 5,291	$ 4,711	$ 4,579
Percentage of Revenues by Geographic Area									100.00%	100.00%	100.00%
Property, plant and equipment, net	365				429				365	429
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									1,914	1,548	1,578
Percentage of Revenues by Geographic Area									36.00%	33.00%	34.00%
Property, plant and equipment, net	246				309				246	309
Americas (Excluding United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									206	219	208
Percentage of Revenues by Geographic Area									4.00%	5.00%	5.00%
Property, plant and equipment, net	3				3				3	3
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									1,421	1,378	1,309
Percentage of Revenues by Geographic Area									27.00%	29.00%	29.00%
Property, plant and equipment, net	21				22				21	22
BICEMA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									849	753	725
Percentage of Revenues by Geographic Area									16.00%	16.00%	16.00%
Property, plant and equipment, net	23				20				23	20
Japan_Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									332	348	337
Percentage of Revenues by Geographic Area									6.00%	7.00%	7.00%
Property, plant and equipment, net	59				59				59	59
SAPAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									345	286	267
Percentage of Revenues by Geographic Area									7.00%	6.00%	6.00%
Property, plant and equipment, net	5				6				5	6
CLA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									224	179	155
Percentage of Revenues by Geographic Area									4.00%	4.00%	3.00%
Property, plant and equipment, net	$ 8				$ 10				$ 8	$ 10

Quarterly Information (unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 1,372	$ 1,177	$ 1,153	$ 1,009	$ 5,291	$ 4,711	$ 4,579
Gross margin	385	299	279	219	297	254	245	194
Operating income (loss)	102	28	62	20	69	47	41	(8)	212	149	134
Income (loss) from continuing operations, net of tax	59	23	45	19	43	86	27	(12)	145	147	85
Loss from discontinued operations, net of tax	(68)	(7)	(12)	(6)	(4)	(3)	4	(7)	(93)	(10)	(115)
Net income (loss) attributable to noncontrolling interests									(1)	3	3
Net income (loss) attributable to NCR	(9)	16	33	13	39	83	31	(19)	53	134	(33)
Net (loss) income per common share from continuing operations
Basic	$ 0.37	$ 0.15	$ 0.29	$ 0.12	$ 0.27	$ 0.54	$ 0.17	$ (0.08)	$ 0.92	$ 0.9	$ 0.52
Diluted	$ 0.37	$ 0.14	$ 0.28	$ 0.12	$ 0.27	$ 0.53	$ 0.17	$ (0.08)	$ 0.91	$ 0.89	$ 0.51
Net income (loss) per common share
Basic	$ (0.06)	$ 0.1	$ 0.21	$ 0.08	$ 0.24	$ 0.52	$ 0.19	$ (0.12)	$ 0.34	$ 0.84	$ (0.21)
Diluted	$ (0.06)	$ 0.1	$ 0.21	$ 0.08	$ 0.24	$ 0.51	$ 0.19	$ (0.12)	$ 0.33	$ 0.83	$ (0.21)
Total Losses [Member] | Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Net income (loss) per common share
Impairment of long-lived and other assets									$ (88)

Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	$ (151)	$ (19)	$ (180)
Income (loss) from discontinued operations, net of tax	(93)	(10)	(115)
Environmental Matters [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	3	31	(143)
Income (loss) from discontinued operations, net of tax	2	20	(91)
Spin-off of Teradata [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	0	0	0
Income (loss) from discontinued operations, net of tax	6	3	0
Closure of the EFT Canadian Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	(2)	0	(1)
Income (loss) from discontinued operations, net of tax	(1)	0	(1)
Divestiture of the Healthcare Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	(5)	(7)	(5)
Income (loss) from discontinued operations, net of tax	(4)	(5)	(3)
Divestiture of the Entertainment Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from discontinued operations, pre-tax	(147)	(43)	(31)
Income (loss) from discontinued operations, net of tax	(96)	(28)	(20)
Entertainment Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Revenue from Discontinued Operation During Phase-out Period, before Income Tax	$ 152	$ 99	$ 20

Real Estate Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate Transactions [Abstract]
Gain from sale of real estate	$ 5	$ 10	$ 12
Previously deferred gains on sales of assets included in income	4	3	3
Proceeds from sales of property, plant and equipment	$ 2	$ 39	$ 11